--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                   THE DFA SMALL CAP INSTITUTIONAL PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2001
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                   THE DFA SMALL CAP INSTITUTIONAL PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.....................         1
    Statement of Operations.................................         2
    Statements of Changes in Net Assets.....................         3
    Financial Highlights....................................         4
    Notes to Financial Statements...........................       5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP
  SERIES
    Schedule of Investments.................................      7-38
    Statement of Assets and Liabilities.....................        39
    Statement of Operations.................................        40
    Statements of Changes in Net Assets.....................        41
    Financial Highlights....................................        42
    Notes to Financial Statements...........................     43-44

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   THE DFA SMALL CAP INSTITUTIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Small Cap Series of The DFA
  Investment Trust Company (14,821,066 Shares, Cost
  $172,152)++ at Value+.....................................  $   170,887
Receivable for Investment Securities Sold...................           39
                                                              -----------
    Total Assets............................................      170,926
                                                              -----------

LIABILITIES:
Payable For Fund Shares Redeemed............................           39
Accrued Expenses and Other Liabilities......................           37
                                                              -----------
    Total Liabilities.......................................           76
                                                              -----------

NET ASSETS..................................................  $   170,850
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   15,154,976
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.27
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   161,430
Accumulated Net Investment Income (Loss)....................          (80)
Accumulated Net Realized Gain (Loss)........................       10,765
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       (1,265)
                                                              -----------
    Total Net Assets........................................  $   170,850
                                                              ===========

--------------

+  See Note B to Financial Statements.

++ The cost for federal income tax purposes is $176,505.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   THE DFA SMALL CAP INSTITUTIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment
     Trust Company..........................................         $   299
                                                                     -------

EXPENSES
    Administrative Services.................................              56
    Accounting & Transfer Agent Fees........................               4
    Legal Fees..............................................               4
    Audit Fees..............................................               1
    Filing Fees.............................................               2
    Shareholders' Reports...................................              11
    Directors' Fees and Expenses............................               1
    Other...................................................               1
                                                                     -------
        Total Expenses......................................              80
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................             219
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Capital Gain Distributions Received from The DFA Investment
  Trust Company.............................................          23,784

Net Realized Gain (Loss) on Investment Securities Sold......          (3,460)

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................           3,839
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          24,163
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $24,382
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   THE DFA SMALL CAP INSTITUTIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2001             2000
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................          $    219         $  1,160
    Capital Gain Distributions Received from The DFA
      Investment Trust Company..............................            23,784           13,624
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (3,460)            (988)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................             3,839           (5,098)
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            24,382            8,698
                                                                      --------         --------

Distributions From:
    Net Investment Income...................................            (1,290)          (1,030)
    Net Realized Gains......................................           (16,183)         (10,485)
                                                                      --------         --------
        Total Distributions.................................           (17,473)         (11,515)
                                                                      --------         --------
Capital Share Transactions (1):
    Shares Issued...........................................            15,280           64,249
    Shares Issued in Lieu of Cash Distributions.............            17,473           11,515
    Shares Redeemed.........................................           (19,787)         (57,079)
                                                                      --------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            12,966           18,685
                                                                      --------         --------
        Total Increase (Decrease)...........................            19,875           15,868
NET ASSETS
    Beginning of Period.....................................           150,975          135,107
                                                                      --------         --------
    End of Period...........................................          $170,850         $150,975
                                                                      ========         ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             1,402            5,331
    Shares Issued in Lieu of Cash Distributions.............             1,760            1,092
    Shares Redeemed.........................................            (1,894)          (4,673)
                                                                      --------         --------
                                                                         1,268            1,750
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   THE DFA SMALL CAP INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2001          2000         1999         1998         1997         1996
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $  10.87      $  11.13     $   9.80     $  11.90     $  14.60     $  12.79
  Period...........................
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.02          0.08         0.08         0.08         0.08         0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       1.63          0.60         1.66        (1.10)        2.46         2.22
                                      --------      --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       1.65          0.68         1.74        (1.02)        2.54         2.35
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.09)        (0.08)       (0.08)       (0.08)       (0.13)       (0.02)
  Net Realized Gains...............      (1.16)        (0.86)       (0.33)       (1.00)       (5.11)       (0.52)
                                      --------      --------     --------     --------     --------     --------
  Total Distributions..............      (1.25)        (0.94)       (0.41)       (1.08)       (5.24)       (0.54)
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  11.27      $  10.87     $  11.13     $   9.80     $  11.90     $  14.60
                                      ========      ========     ========     ========     ========     ========
Total Return.......................      16.75%#        6.38%       18.47%       (9.09)%      26.52%       19.04%

Net Assets, End of Period
  (thousands)......................   $170,850      $150,975     $135,107     $ 98,680     $ 15,968     $ 10,990
Ratio of Expenses to Average Net
  Assets (1).......................       0.18%*        0.18%        0.20%        0.20%        0.20%        0.20%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)(1).......       0.18%*        0.18%        0.21%        0.22%        0.40%        0.38%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       0.28%*        0.67%        0.89%        1.26%        0.77%        0.47%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (excluding waivers and assumption
  of expenses).....................       0.28%*        0.67%        0.88%        1.24%        0.57%        0.28%
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         13%*          38%          29%          29%          30%          32%

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which the DFA Small Cap Institutional Portfolio (the "Portfolio") is presented in this report.

    Effective April 1, 2001, the Portfolio changed its name from The DFA 6-10 Institutional Portfolio to The DFA Small Cap Institutional Portfolio.

    The Portfolio invests all of its assets in The U.S. Small Cap Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At
May 31, 2001, the Portfolio owned 18% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION:   The shares of the Series held by the Portfolio are
valued at its respective daily net asset value.

    2.  FEDERAL INCOME TAXES:   It is the Portfolio's intention to continue to
qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3.  OTHER:   Security transactions are accounted for on the date the
securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets maybe adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net-short term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and assume the expenses of the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and the Series to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 2001, approximately $6,600 of previously waived fees are subject to future reimbursement to the Advisor.

D. INVESTMENTS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................           --
Gross Unrealized Depreciation...............................      $(5,618)
                                                                  -------
Net                                                               $(5,618)
                                                                  =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million as long as total borrowing under the line of credit do note exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank by the Portfolio during the six months ended May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank by the Portfolio during the six months ended May 31, 2001.

                           THE U.S. SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (99.6%)
 *@track Communications, Inc...........................      22,300    $      7,693
 *1-800 CONTACTS, Inc..................................      20,200         502,677
 *1-800-FLOWERS.COM, Inc...............................       3,700          36,445
 21st Century Holding Co...............................       1,100           3,162
 *24/7 Media, Inc......................................      36,700          18,166
 *3-D Systems Corp.....................................      15,600         262,314
 *3Dfx Interactive, Inc................................      39,443          13,213
 *3DO Co...............................................      48,400         187,066
 *3TEC Energy Corp.....................................      12,700         231,203
 *7-Eleven, Inc........................................       4,800          60,480
 *99 Cents Only Stores.................................      11,400         310,650
 *A Consulting Team, Inc...............................       6,600           2,871
 *#A. B. Watley Group, Inc.............................       9,500          99,132
 *A.C. Moore Arts & Crafts, Inc........................      10,300         116,493
 *aaiPharma, Inc.......................................      19,600         346,822
 *#Aames Financial Corp................................         240             348
 *AAON, Inc............................................       8,800         199,980
 AAR Corp..............................................      43,000         602,000
 Aaron Rents, Inc. Class A.............................       4,900          79,135
 Aaron Rents, Inc. Class B.............................      14,400         263,664
 *#Aastrom Biosciences, Inc............................      27,300          40,267
 *Abaxis, Inc..........................................      21,000         126,000
 ABC Bancorp...........................................       8,310          94,485
 *ABC Rail Products Corp...............................      27,200          24,480
 Abington Bancorp, Inc.................................       3,900          54,210
 *Abiomed, Inc.........................................      26,400         654,456
 *Ablest, Inc..........................................       2,100           9,397
 ABM Industries, Inc...................................      31,600       1,004,880
 Abrams Industries, Inc................................         200             775
 *Abraxas Petroleum Corp...............................       4,200          18,354
 *#Acacia Research Corp................................      25,600         374,528
 *Acceptance Insurance Companies, Inc..................      18,800          94,000
 *Access Worldwide Communications, Inc.................      12,400           6,262
 *#Acclaim Entertainment, Inc..........................      69,800         270,475
 *Accredo Health, Inc..................................      22,500         748,462
 *Accrue Software, Inc.................................      32,000          28,320
 *Ace Cash Express, Inc................................      16,300         162,185
 *Ace Comm Corp........................................      14,700          23,814
 Aceto Corp............................................       6,000          57,570
 *Ackerley Group, Inc..................................      36,800         430,560
 *Acme Communications, Inc.............................      13,000          85,930
 *Acme United Corp.....................................       5,300          18,550
 *Acorn Products, Inc..................................       5,300           6,174
 *#ACT Manufacturing, Inc..............................      22,200         369,630
 *Actel Corp...........................................      31,400         638,990
 *Action Performance Companies, Inc....................      29,400         529,347
 *Actionpoint, Inc.....................................       5,600          15,736
 *Activision, Inc......................................      38,700       1,318,702
 *#Actrade Financial Technologies, Ltd.................      13,400         532,717
 *Actuant Corp.........................................      11,540         169,638
 *Actuate Corp.........................................      24,600         299,013
 *ACTV, Inc............................................      76,000         238,640
 *#adam.com, Inc.......................................       9,000          26,145
 Adams Resources & Energy, Inc.........................       5,400          77,490
                                                            SHARES           VALUE+
                                                            ------           ------
 *Adaptec, Inc.........................................      38,400    $    336,384
 *Adaptive Broadband Corp..............................      43,800          31,645
 *ADE Corp.............................................      21,600         416,772
 *Adelphia Business Solutions, Inc.....................      34,000         133,790
 *Adept Technology, Inc................................      17,300         163,571
 *Administaff, Inc.....................................      35,300         900,150
 *Adtran, Inc..........................................      16,600         422,636
 *Advance Lighting Technologies, Inc...................      35,400         181,779
 *Advance PCS..........................................      31,200       1,898,676
 *#Advanced Aerodynamics & Structures, Inc.............       6,200           1,581
 *Advanced Digital Information Corp....................      21,800         397,087
 *Advanced Energy Industries, Inc......................      21,600         706,212
 *Advanced Fibre Communications........................       1,800          33,345
 *Advanced Magnetics, Inc..............................       9,400          35,250
 Advanced Marketing Services, Inc......................      29,250         482,625
 *Advanced Materials Group, Inc........................         237             100
 *Advanced Neuromodulation Systems, Inc................      11,000         248,765
 *Advanced Nutraceuticals, Inc.........................       2,800           1,610
 *Advanced Photonix, Inc. Class A......................      16,900          19,435
 *Advanced Power Technology, Inc.......................       9,000         117,180
 *Advanced Radio Telecom Corp..........................      42,700             320
 *Advanced Technical Products, Inc.....................       3,800          30,685
 *Advanced Tissue Sciences, Inc........................      84,800         340,472
 Advanta Corp. Class A.................................      17,500         230,737
 Advanta Corp. Class B Non-Voting......................      27,500         333,437
 *Advo, Inc............................................      24,800         806,248
 *Aehr Test Systems....................................       8,200          33,620
 *AEP Industries, Inc..................................       9,700         569,293
 *AeroCentury Corp.....................................         300           1,500
 *Aeroflex, Inc........................................      51,250         611,156
 *Aerosonic Corp.......................................       5,600          94,080
 *Aerovox, Inc.........................................       6,500           3,510
 *Aetrium, Inc.........................................      15,400          27,797
 *Affiliated Managers Group, Inc.......................      13,600         761,872
 *Affinity Technology Group, Inc.......................      33,600           2,100
 *Aftermarket Technology Corp..........................      29,300         183,711
 *AG Services America, Inc.............................       8,200         128,740
 Agco Corp.............................................      89,353         772,903
 AGL Resources, Inc....................................       5,700         133,950
 *AHL Services, Inc....................................      21,100         173,442
 *AHT Corp.............................................      14,200              82
 *Air Methods Corp.....................................      12,500          47,875
 Airborne, Inc.........................................      47,900         521,631
 *Airgas, Inc..........................................      98,900       1,018,670
 *AirGate PCS, Inc.....................................       4,600         199,088
 *#Airnet Communications Corp..........................      16,400          39,360
 *Airnet Systems, Inc..................................      14,500          74,240
 *Airtran Holdings, Inc................................     101,900       1,096,444
 *Akamai Technologies, Inc.............................      64,500         665,317
 *Akorn, Inc...........................................      30,400          77,216
 *Aksys, Ltd...........................................      25,900         305,620
 Alabama National Bancorporation.......................      14,100         416,655
 Alamo Group, Inc......................................       8,700         123,975
 *Alaris Medical, Inc..................................      69,400          99,936
 *Alaska Air Group, Inc................................      19,800         568,854

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Alaska Communications Systems Group, Inc.............      22,200    $    137,973
 *Albany International Corp. Class A...................      44,272         979,297
 *Albany Molecular Research, Inc.......................      12,600         431,613
 Albemarle Corp........................................      19,300         441,970
 *Alcide Corp..........................................       2,300          68,367
 *Aldila, Inc..........................................      13,900          20,641
 Alexander & Baldwin, Inc..............................      15,400         359,205
 *Alexion Pharmaceuticals, Inc.........................      23,400         608,283
 Alfa Corp.............................................      53,600       1,050,560
 Alico, Inc............................................       9,100         252,388
 *All American Semiconductor, Inc......................       5,100          35,598
 *Allcity Insurance Co.................................         200             920
 *#Allegiant Bancorp, Inc..............................       4,700          56,517
 Allen Organ Co. Class B...............................         800          29,300
 *Allen Telecom, Inc...................................      41,900         502,800
 Alliance Bancorp......................................      14,455         389,418
 *Alliance Gaming Corp.................................       8,265         239,933
 *Alliance Pharmaceuticals Corp........................      63,700         178,678
 *Alliance Semiconductor Corp..........................      41,300         522,445
 *Alliant Techsystems, Inc.............................      16,200       1,544,832
 *Allied Healthcare Products, Inc......................       6,700          22,009
 *Allied Holdings, Inc.................................      10,200          28,662
 *Allied Research Corp.................................       6,300          54,810
 *Allied Riser Communications..........................      37,600          34,592
 *Allin Communications Corp............................       7,800           3,081
 *Allou Health & Beauty Care, Inc. Class A.............       7,100          27,406
 *Alloy Online, Inc....................................      14,400         166,968
 *Allsctipts Healthcare Solutions, Inc.................      24,200         113,619
 *Alltrista Corp.......................................       8,100         124,254
 *Almost Family, Inc...................................       1,600          11,520
 *Alpha Industries, Inc................................      18,200         400,036
 *Alpha Technologies Group, Inc........................      10,400          79,196
 *Alphanet Solutions, Inc..............................       6,900          14,490
 Alpharma, Inc. Class A................................      11,700         300,105
 *Alpine Group, Inc....................................      22,200          41,070
 *Alteon, Inc..........................................      16,200          47,790
 *#Alterra Healthcare Corp.............................      28,700          10,045
 *Altris Software, Inc.................................       2,402           1,057
 Ambanc Holding Co., Inc...............................       8,300         162,887
 Ambassadors, Inc......................................      11,700         291,622
 *AMC Entertainment, Inc...............................      29,100         308,460
 Amcast Industrial Corp................................      11,900         104,720
 Amcol International Corp..............................      37,700         211,120
 Amcore Financial, Inc.................................      38,000         761,140
 *Amedisys, Inc........................................       1,400          13,825
 *Amerco, Inc..........................................      30,500         560,895
 *America Services Group, Inc..........................       4,600         114,885
 *America West Holdings Corp. Class B..................     235,900       2,417,975
 *American Aircarriers Support, Inc....................       7,200               7
 *American Axle & Manufacturing Holdings, Inc..........       8,800         110,176
 American Bancorporation Ohio..........................       4,900         122,206
 American Bank of Connecticut..........................       4,900         110,250
 American Biltrite, Inc................................       4,500          62,550
 *#American Business Financial Services, Inc...........       5,300          73,935
 American Capital Strategies, Ltd......................      30,100         817,064
 *American Claims Evaluation, Inc......................       1,000           2,100
 *American Classic Voyages Co..........................      35,900         143,779
                                                            SHARES           VALUE+
                                                            ------           ------
 *American Coin Merchandising, Inc.....................       7,800    $     32,175
 *American Dental Partners, Inc........................       7,800          48,750
 *American Ecology Corp................................      15,750          38,824
 American Greetings Corp. Class A......................      56,900         713,526
 *American Healthcorp, Inc.............................      12,300         319,554
 American Home Mortgage Holdings, Inc..................       7,800          97,266
 *American Homestar Corp...............................      17,530             833
 *American Indemnity Financial Escrow..................         800             800
 *American Italian Pasta Co............................      28,800       1,147,680
 *American Locker Group, Inc...........................         300           2,670
 *American Management Systems, Inc.....................      16,600         387,693
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400               0
 *American Medical Security Group, Inc.................      19,500         101,985
 *American Medical Systems Holdings, Inc...............      13,000         217,035
 *American Medical Technologies, Inc...................       5,100           7,777
 *American Pacific Corp................................      10,800          68,580
 *American Physicians Services Group, Inc..............       2,200           4,774
 *American Retirement Corp.............................      24,500          87,220
 *American Science & Engineering, Inc..................       6,500          39,650
 American Shared Hospital Services.....................       5,600          16,520
 *American Skiing Co...................................      20,400          21,420
 *American Software, Inc. Class A......................      29,600          53,724
 American States Water Company.........................      15,900         483,360
 *American Superconductor Corp.........................      21,800         565,819
 *American Technical Ceramics Corp.....................      12,000         120,000
 American Vanguard Corp................................         207           2,604
 *American Wagering, Inc...............................      11,800           4,130
 *American West Bancorporation.........................       1,760          18,762
 American Woodmark Corp................................      10,400         362,232
 Americana Bancorp, Inc................................       2,712          36,259
 *Ameripath, Inc.......................................      34,700         885,370
 AmeriServe Financial, Inc.............................      23,200         118,320
 *Ameristar Casinos, Inc...............................      22,300         278,861
 *Ameritrade Holding Corp..............................       3,000          25,425
 Ameron, Inc...........................................       5,100         358,275
 AmerUs Group Co.......................................      25,644         920,620
 *#Ames Department Stores, Inc.........................      47,500         123,975
 Ametek, Inc...........................................      58,800       1,567,020
 *Amistar Corp.........................................       1,600           2,744
 *AML Communications, Inc..............................       9,500           8,692
 Ampco-Pittsburgh Corp.................................      11,900         124,950
 *Ampex Corp. Class A..................................      65,400          20,928
 *Amrep Corp...........................................       8,300          38,387
 *Amresco, Inc.........................................      10,460          13,650
 *Amsurg Corp. Class A.................................         589          13,344
 *Amsurg Corp. Class B.................................       6,200         138,849
 *Amtran, Inc..........................................      18,700         365,491
 *Amwest Insurance Group, Inc..........................       3,894           3,544
 *Amylin Pharmaceuticals, Inc..........................      63,400         714,835
 *Anacomp, Inc.........................................      21,200             753
 *Anadigics, Inc.......................................      33,800         656,903
 Analogic Corp.........................................      16,600         767,667
 Analysts International Corp...........................      37,700         206,030
 *Analytical Surveys, Inc..............................      12,300          10,762
 *Anaren Microwave, Inc................................      16,800         278,124

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *ANC Rental Corp......................................       9,300    $     46,081
 Anchor Bancorp Wisconsin, Inc.........................      37,100         539,990
 *Anchor Gaming, Inc...................................      23,000       1,463,030
 Andersons, Inc........................................       8,200          68,388
 Andover Bancorp, Inc..................................       8,700         302,847
 *#Andrea Electronics Corp.............................      22,100          37,791
 *#Angeion Corp........................................       4,300           7,331
 Angelica Corp.........................................      10,200         110,568
 *#Anicom, Inc.........................................      30,300              30
 *Anika Therapeutics, Inc..............................      12,700          16,700
 *Anixter International, Inc...........................      13,600         406,640
 *Ann Taylor Stores Corp...............................      37,400       1,276,088
 *Ansoft Corp..........................................      16,100         278,369
 *AnswerThink Consulting Group, Inc....................      50,700         346,788
 *Ansys, Inc...........................................      25,700         409,015
 *Antec Corp...........................................      37,900         442,861
 *Anthony and Sylvan Pools Corp........................       2,832          22,306
 *Antigenics, Inc......................................       4,027          80,097
 *AP Pharma, Inc.......................................      33,000         105,765
 *#APA Optics, Inc.....................................      15,100         145,564
 *APAC Teleservices, Inc...............................      88,900         288,925
 *Aphton Corp..........................................      23,000         488,175
 Apogee Enterprises, Inc...............................      40,100         420,849
 Applebees International, Inc..........................      13,700         545,191
 *Applica, Inc.........................................      34,400         292,056
 *#Applied Digital Solutions, Inc......................     102,100          98,016
 *Applied Extrusion Technologies, Inc..................      18,900         111,037
 *Applied Films Corp...................................       8,800         168,344
 *Applied Graphics Technologies, Inc...................      13,040          22,168
 *Applied Imaging Corp.................................      17,900          37,053
 Applied Industrial Technologies, Inc..................      28,900         523,090
 *Applied Innovation, Inc..............................      25,000         396,500
 *Applied Microsystems Corp............................      10,400          44,772
 Applied Signal Technologies, Inc......................      13,400          55,945
 *#AppliedTheory Corporation...........................      21,300          19,276
 *#Applix, Inc.........................................      19,200          49,248
 *Apria Healthcare Group, Inc..........................      25,000         640,000
 *Apropos Technology, Inc..............................      12,000          30,660
 Aptargroup, Inc.......................................       5,100         168,096
 *Aradigm Corp.........................................      28,700         189,850
 *Arch Capital Group Ltd...............................      20,500         342,452
 Arch Chemicals, Inc...................................      31,500         683,550
 Arch Coal, Inc........................................      50,800       1,567,180
 *#Arch Wireless, Inc..................................      75,366          20,010
 Arctic Cat, Inc.......................................      25,100         358,051
 Area Bancshares Corp..................................      34,200         530,613
 Argonaut Group, Inc...................................      31,000         560,325
 *Argonaut Technologoes, Inc...........................      17,400          89,523
 *Argosy Gaming Corp...................................      44,400       1,080,252
 *Arguss Holdings, Inc.................................      20,000          96,000
 *ARI Network Services, Inc............................       8,000           7,120
 *#Ariad Pharmaceuticals, Inc..........................      43,000         251,335
 *#Ariel Corp..........................................      21,100          16,985
 *ARIS Corp............................................      17,100          32,319
 *Ark Restaurants Corp.................................       2,700          21,937
 *Arkansas Best Corp...................................      31,600         679,558
 *Arlington Hospitality, Inc...........................       6,400          24,160
 *Armor Holdings, Inc..................................      34,400         433,440
 *#Armstrong Holdings, Inc.............................      35,700         132,090
 Arnold Industries, Inc................................      38,500         714,367
 *#Aronex Pharmaceuticals, Inc.........................      36,700          39,636
 *Arqule, Inc..........................................      21,700         365,753
                                                            SHARES           VALUE+
                                                            ------           ------
 *Arrhythmia Research Technology, Inc..................       1,800    $      3,951
 Arrow Financial Corp..................................       9,500         235,362
 Arrow International, Inc..............................      30,900       1,160,758
 *Art Technology Group, Inc............................      27,300         234,370
 *Artesyn Technologies, Inc............................      44,700         609,931
 *Arthrocare Corp......................................      23,700         526,258
 *#Artificial Life, Inc................................       1,200           1,242
 *Artisan Components, Inc..............................      23,000         208,380
 *Artisoft, Inc........................................      24,900          80,551
 *Arts Way Manufacturing Co., Inc......................         200             465
 Arvinmeritor, Inc.....................................      23,100         358,050
 *Asante Technologies, Inc.............................       7,200           4,428
 ASB Financial Corp....................................       1,000           9,220
 *Ascent Assurance, Inc................................         109             134
 *Ashworth, Inc........................................      21,500         164,152
 *#Ask Jeeves, Inc.....................................       2,500           6,025
 *ASM Lithography Holding N.V..........................      10,416         242,328
 *Aspect Communications Corp...........................      47,800         285,127
 *Aspect Medical Systems, Inc..........................       5,000          64,875
 *Aspen Technology, Inc................................      28,600         677,534
 *Aspeon, Inc..........................................      14,100           3,031
 Associated Materials, Inc.............................       6,900         128,685
 Astea International, Inc..............................      18,500          21,645
 *Astec Industries, Inc................................      27,200         484,568
 Astro-Med, Inc........................................       4,500          21,262
 *Astronics Corp.......................................       6,200          99,975
 *Astronics Corp.......................................         620           9,997
 *#AstroPower, Inc.....................................      17,100         882,445
 *ASV, Inc.............................................      13,100         155,562
 *Asyst Technologies, Inc..............................      37,100         675,405
 *#At Home Corp........................................       9,000          37,575
 *ATG, Inc.............................................      16,200          18,306
 *AtheroGenics, Inc....................................       6,400          34,112
 *Athey Products Corp..................................       2,940             426
 Atlanta Sosnoff Capital Corp..........................       7,700          83,583
 *Atlantic American Corp...............................      21,100          38,507
 *Atlantic Coast Airlines, Inc.........................      55,000       1,421,200
 *Atlantic Data Services, Inc..........................      18,700          45,815
 *Atlantic Premium Brands, Ltd.........................       2,000           2,450
 *Atlantis Plastics, Inc...............................       3,300          10,395
 *Atlas Air, Inc.......................................      15,300         383,265
 *ATMI, Inc............................................      32,400         849,042
 Atmos Energy Corp.....................................      45,900       1,064,880
 *Atrion Corp..........................................       2,700          56,686
 *Atrix Labs, Inc......................................      18,400         423,660
 *ATS Medical, Inc.....................................      35,000         421,400
 *Atwood Oceanics, Inc.................................      22,100         947,648
 *Audiovox Corp. Class A...............................      45,800         438,993
 *August Technology Corp...............................      14,800         212,232
 *Ault, Inc............................................       7,100          39,653
 *Aura Systems, Inc....................................       5,295           3,984
 *Aurora Biosciences Corp..............................      18,400         492,660
 *Aurora Foods, Inc....................................      84,700         448,910
 *Auspex Systems, Inc..................................      53,900         348,733
 *#Authentidate Holding Corp...........................      19,800          99,495
 *Autobond Acceptance Corp.............................       5,900             413
 *#autobytel.com, Inc..................................      24,100          32,655
 *Autoimmune, Inc......................................      19,200          66,816
 *Autologic Information International, Inc.............       2,300           8,947
 *Avalon Holding Corp. Class A.........................       1,550           4,813
 *#Avanex Corp.........................................      26,300         342,031

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Avanir Pharmaceuticals Class A.......................      21,800    $    110,962
 *Avant Corp...........................................      61,800       1,038,549
 *Avant Immunotherapeutics, Inc........................      72,200         345,838
 *Avatar Holdings, Inc.................................       9,100         260,942
 *Avax Technologies, Inc...............................       4,900           3,993
 Avert, Inc............................................       5,800         108,170
 *Avi Biopharma, Inc...................................      24,800         207,948
 *Aviall, Inc..........................................      27,600         303,048
 *#Aviation Sales Co...................................      25,542          48,530
 *Avid Technology, Inc.................................      39,600         562,320
 *AVIDYN, Inc..........................................       3,500          17,570
 *Avigen, Inc..........................................      27,100         538,206
 *#Aviron..............................................      23,500       1,270,880
 Avista Corp...........................................      24,200         533,126
 *Avocent Corp.........................................      17,600         385,000
 *#Avteam, Inc. Class A................................      12,800             144
 *Aware, Inc...........................................      25,800         238,521
 *AXS-One, Inc.........................................      34,700          18,391
 *Axsys Technologies, Inc..............................       6,400          93,760
 *AXT, Inc.............................................      24,200         654,489
 *Axys Pharmaceuticals, Inc............................      59,200         193,288
 *Aztar Corp...........................................      62,500         881,250
 AZZ, Inc..............................................       7,200         156,240
 *Bacou USA, Inc.......................................      25,600         716,800
 Badger Meter, Inc.....................................       3,300          98,835
 *Badger Paper Mills, Inc..............................       1,000           3,025
 Bairnco Corp..........................................       9,700          63,050
 *Baker (Michael) Corp.................................       7,900          91,245
 *Balanced Care Corp...................................       5,300           1,298
 Balchem Corp..........................................       5,000          92,500
 Baldor Electric Co....................................      47,233         991,893
 Baldwin & Lyons, Inc. Class B.........................      14,700         319,578
 *Baldwin Piano & Organ Co.............................       1,900           4,322
 *Baldwin Technology, Inc. Class A.....................      13,500          16,740
 *Ballantyne Omaha, Inc................................      17,200          12,986
 *Bally Total Fitness Holding Corp.....................      35,900         861,600
 *Baltek Corp..........................................       1,500          12,622
 Bancfirst Ohio Corp...................................      10,290         223,190
 *Bancinsurance Corp...................................       7,800          37,128
 Bancorp Connecticut, Inc..............................       6,700         125,859
 BancorpSouth, Inc.....................................      20,637         300,475
 Bandag, Inc...........................................      14,500         381,350
 Bandag, Inc. Class A..................................      12,300         271,830
 Bangor Hydro-Electric Co..............................       9,500         251,275
 Bank of Granite Corp..................................      14,800         296,814
 Bank of The Ozarks....................................       3,800          71,022
 *Bank Plus Corp.......................................      27,700         144,732
 *Bank United Financial Corp. Class A..................      28,800         388,944
 Bank West Financial Corp..............................       2,600          28,964
 BankAtlantic Bancorp, Inc. Class A....................      11,285          81,252
 *Bankrate, Inc........................................       7,000           7,105
 Banner Corp...........................................      17,160         346,546
 Banta Corp............................................      35,900       1,005,200
 Barnes Group, Inc.....................................      25,700         546,125
 *barnesandnoble.com, inc..............................      18,225          32,532
 Barnwell Industries, Inc..............................         400           8,320
 *Barra, Inc...........................................      26,300       1,097,104
 *Barrett Business Services, Inc.......................      10,000          36,800
 *Barrister Information Systems Corp...................      11,800           7,316
 *Barry (R.G.) Corp....................................      12,000          45,840
 *Base Ten Systems, Inc................................       1,720             146
 Bassett Furniture Industries, Inc.....................      16,600         229,495
                                                            SHARES           VALUE+
                                                            ------           ------
 Bay State Bancorp, Inc................................       1,400    $     44,975
 Bay View Capital Corp.................................      52,100         356,885
 *Baycorp Holdings, Ltd................................      13,200         133,320
 *Bayou Steel Corp. Class A............................      13,500          14,850
 *BCT International, Inc...............................       2,700           3,267
 *Be Aerospace, Inc....................................      40,300         957,125
 *Beazer Homes USA, Inc................................      11,500         690,000
 *#Bebe Stores, Inc....................................      39,300       1,056,187
 *BEI Electronics, Inc.................................       7,600          24,700
 BEI Technologies, Inc.................................      22,400         622,048
 *Bel Fuse, Inc. Class A...............................       3,300          94,875
 Bel Fuse, Inc. Class B................................       5,250         151,095
 *Belco Oil & Gas Corp.................................      45,500         436,800
 Belden, Inc...........................................      36,500         922,720
 *Bell and Howell Co...................................      24,400         668,560
 *Bell Industries, Inc.................................      11,900          30,821
 *Bell Microproducts, Inc..............................      23,100         246,708
 *Benchmark Electronics, Inc...........................      24,800         570,648
 *Benihana, Inc........................................       1,000          11,900
 *Bentley Pharmaceuticals, Inc.........................      20,460         118,668
 *Benton Oil & Gas Co..................................      40,500          83,025
 Berkley (W.R.) Corp...................................      36,200       1,574,700
 *Berlitz International, Inc...........................       1,400          23,240
 Berry Petroleum Corp. Class A.........................      33,800         474,890
 *Bethlehem Steel Corp.................................     149,500         412,620
 *Beverly Enterprises..................................     141,800       1,276,200
 *#Beyond.com Corp.....................................      47,100          15,778
 BHA Group Holdings, Inc. Class A......................       8,400         123,228
 *Big 4 Ranch, Inc.....................................       3,200               0
 *Big City Radio, Inc..................................       6,400          17,280
 *Big Dog Holdings, Inc................................       1,500           6,135
 *Big Lots, Inc........................................       9,700         125,906
 *billserv.com, Inc....................................       2,200           5,489
 *BindView Development Corp............................      68,700         178,276
 *Bio Technology General Corp..........................      78,300         931,378
 *Bio Vascular, Inc....................................      12,600          85,680
 *Bioanalytical Systems, Inc...........................       4,900          25,553
 *Biocryst Pharmaceuticals, Inc........................      24,200          92,444
 *Bio-Logic Systems Corp...............................       5,200          24,310
 *BioMarin Pharmaceutical, Inc.........................      14,100         163,278
 *#Bionova Holdings Corp...............................       8,170          11,029
 *Bionx Implants, Inc..................................      13,900          33,012
 *#Bio-Plexus, Inc.....................................       2,700             337
 *Bio-Rad Laboratories, Inc. Class A...................      16,600         715,460
 *BioReliance Corp.....................................       7,500          97,687
 *Biosite Diagnostics, Inc.............................      23,100       1,176,367
 *Biosource International, Inc.........................      13,500          90,787
 *Biospecifics Technologies Corp.......................       5,800          16,095
 *#Biospherics, Inc....................................      17,000         139,060
 *BioTransplant, Inc...................................      18,700         136,510
 *Birmingham Steel Corp................................      46,400          55,680
 *Bitstream, Inc.......................................      12,800          36,032
 *Black Hawk Gaming & Development, Inc.................       3,600          38,844
 Black Hills Corp......................................      32,000       1,756,800
 Blair Corp............................................      12,000         203,400
 Blanch (E.W.) Holdings, Inc...........................      20,600         278,100
 *Blonder Tongue Laboratories, Inc.....................       9,800          28,910
 *Blount International, Inc............................      24,000          79,200
 *#Blue Rhino Corp.....................................      15,400          93,555
 *Blue Wave Systems, Inc...............................      25,300         161,161
 *Bluegreen Corp.......................................      31,965          68,725

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Blyth, Inc............................................      11,600    $    285,012
 BMC Industries, Inc...................................      43,800         275,064
 *BNS Co. Class A......................................       4,120          30,694
 Bob Evans Farms, Inc..................................      51,700         886,655
 *Boca Resorts, Inc....................................      58,700         730,815
 *Bogen Communications International, Inc..............      12,500          42,500
 *#Bolder Technologies Corp............................      20,400             122
 *Bolt Technology Corp.................................       7,000          38,850
 *Bombay Co., Inc......................................      47,200         147,264
 *Bone Care International, Inc.........................      14,850         299,970
 *Bontex, Inc..........................................         200             446
 *Bon-Ton Stores, Inc..................................      15,600          47,112
 *Books-a-Million, Inc.................................      25,000          63,125
 Borg Warner Automotive, Inc...........................       6,400         289,600
 *Borland Software Corp................................      66,200         636,513
 *Boron, Lepore and Associates, Inc....................      18,900         254,394
 Boston Acoustics, Inc.................................       7,400          82,103
 *Boston Beer Company, Inc. Class A....................      21,200         209,880
 *Boston Biomedical, Inc...............................       8,200          18,983
 *Boston Communications Group, Inc.....................      26,800         320,662
 Boston Private Financial Holdings, Inc................      20,200         429,250
 Bostonfed Bancorp, Inc................................       6,900         147,315
 *Bottomline Technologies, Inc.........................      15,500         107,337
 *Boundless Corp.......................................       6,000           8,280
 Bowne & Co., Inc......................................      62,600         726,160
 *Boyd Gaming Corp.....................................     108,000         565,920
 *Boyds Collection, Ltd................................     100,000         925,000
 *#Bradlees, Inc.......................................       8,800             121
 *Bradley Pharmaceuticals, Inc. Class A................       8,200          26,322
 Brady (W.H.) Co. Class A..............................      27,000         850,500
 *Brass Eagle, Inc.....................................       9,300          77,748
 *Braun Consulting, Inc................................      23,600         190,688
 *#Breed Technologies, Inc.............................      36,800           1,794
 Bridgford Foods Corp..................................      14,100         181,890
 Briggs & Stratton Corp................................       8,200         354,814
 *Brigham Exploration Co...............................      22,900          95,607
 *Bright Horizons Family Solutions, Inc................       6,600         180,180
 *Brightpoint, Inc.....................................     111,200         395,316
 *#BrightStar Information Technology Group, Inc........      15,000           3,450
 *Brilliant Digital Entertainment, Inc.................      27,600          16,560
 *Brio Technology, Inc.................................      36,700         248,459
 *#Britesmile, Inc.....................................      31,200         271,440
 *Broadbase Software, Inc..............................       1,700           3,425
 *Broadview Media, Inc.................................         200             209
 Brookline Bancorp, Inc................................      38,800         537,768
 *Brooks Automation, Inc...............................      22,300       1,097,271
 *Brookstone, Inc......................................      12,500         202,062
 *Brooktrout Technology, Inc...........................      18,300         116,845
 *Brown (Tom), Inc.....................................      40,400       1,139,482
 Brown and Brown, Inc..................................      35,000       1,431,500
 Brown Shoe Company, Inc...............................      27,300         544,635
 Brush Wellman, Inc....................................      23,100         498,960
 Bryn Mawr Bank Corp...................................         800          24,060
 BSB Bancorp, Inc......................................      13,100         248,048
 *BTG, Inc.............................................      11,800          94,990
 *BTU International, Inc...............................      11,000          66,165
 *Buca, Inc............................................      16,200         353,241
 *Buckeye Technology, Inc..............................      49,900         613,770
                                                            SHARES           VALUE+
                                                            ------           ------
 *Buckhead America Corp................................         900    $      1,894
 *Buckle, Inc..........................................      33,900         666,135
 *#Budget Group, Inc...................................      44,200         144,092
 *Building Materials Holding Corp......................      16,500         221,100
 *Bull Run Corp........................................      50,200          65,762
 Burlington Coat Factory Warehouse Corp................      62,280       1,218,197
 *Burlington Industries, Inc...........................      54,000         129,060
 Bush Industries, Inc. Class A.........................      14,200         213,710
 *Butler International, Inc............................      12,300          26,998
 Butler Manufacturing Co...............................       7,600         204,820
 *BWAY Corp............................................      14,800          56,240
 *BYL Bancorp..........................................       3,800          50,787
 C & D Technologies, Inc...............................      10,500         322,350
 *Cable Design Techologies Corp........................      34,087         484,035
 Cabot Oil & Gas Corp. Class A.........................      45,300       1,395,240
 *Cache, Inc...........................................      13,600          51,816
 *CacheFlow, Inc.......................................      19,100         122,144
 *Caci International, Inc. Class A.....................      18,900         767,718
 *Cadiz, Inc...........................................      56,500         523,755
 Cadmus Communications Corp............................      11,700         131,449
 Cagle's, Inc. Class A.................................       2,000          21,800
 *#CAIS Internet, Inc..................................      23,000          15,410
 *Cal Dive International, Inc..........................      39,900       1,128,172
 Calgon Carbon Corp....................................      61,300         502,660
 *Caliber Learning Network, Inc........................      13,600           4,216
 *Calico Commerce, Inc.................................       5,121           1,613
 *California Amplifier, Inc............................      21,200         106,662
 *California Coastal Communities, Inc..................      10,600          45,315
 California First National Bancorp.....................      15,600         188,760
 *California Micro Devices Corp........................      16,800         108,780
 California Water Service Group........................      19,400         480,150
 *Callon Petroleum Co..................................      17,100         208,620
 *Calloways Nursery, Inc...............................       1,200           1,356
 Cal-Maine Foods, Inc..................................      12,400          62,124
 *Calton, Inc..........................................       7,180          34,536
 *CAM Commerce Solutions, Inc..........................       4,700          20,844
 *#Cambridge Heart, Inc................................      23,400          72,306
 *Cambridge Technology Partners, Inc...................      77,800         231,066
 Camco Financial Corp..................................       6,316          77,466
 *Caminus Corp.........................................       5,700         175,645
 *Candela Laser Corp...................................      22,700         177,627
 *Candies, Inc.........................................      17,200          34,658
 *Candlewood Hotel Co., Inc............................       1,500           3,292
 *Cannon Express, Inc. Class A.........................         900           1,665
 *Cannondale Corp......................................      12,000          48,180
 *#Cantel Industries, Inc. Class B.....................       5,700         138,253
 *Canterbury Information Technology, Inc...............      16,700          25,801
 *Capital Corp. of the West............................       4,305          65,522
 *Capital Crossing Bank................................       9,300         152,008
 *Capital Pacific Holdings, Inc........................      12,300          50,676
 *Capital Senior Living Corp...........................      27,600          52,164
 Capital Southwest Corp................................         300          18,577
 Capitol Bancorp, Ltd..................................       8,564         117,755
 Capitol Federal Financial.............................       1,300          23,335
 Capitol Transamerica Corp.............................      14,600         214,766
 *#Caprius, Inc........................................         548              49
 *Captaris, Inc........................................      46,300         116,676
 Caraustar Industries, Inc.............................      37,800         387,828
 *Carbide/Graphite Group, Inc..........................      11,300          13,786
 Carbo Ceramics, Inc...................................      20,500         736,975

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cardiac Pathways Corp................................       2,000    $      6,570
 *Cardiac Sciences, Inc................................       9,900          28,710
 *Cardima, Inc.........................................      21,200          26,288
 *CardioDynamics International Corp....................      46,300         247,242
 *Cardiotech International, Inc........................       9,200          12,328
 *Carecentric, Inc.....................................       2,035           4,551
 *Career Blazers, Inc. Trust Units.....................         800               0
 *Career Education Corp................................      25,051       1,263,447
 *CareerEngine Network, Inc............................       7,000           5,670
 *#CareMatrix Corp.....................................         877             175
 Carlisle Companies, Inc...............................       7,600         298,680
 *Carlyle Industries, Inc..............................       2,458             848
 Carpenter Technology Corp.............................      34,100       1,005,950
 *Carreker-Antinori, Inc...............................      29,700         302,494
 *Carriage Services, Inc. Class A......................      19,800         108,702
 *Carrier Access Corp..................................      32,100         243,960
 *Carrington Laboratories, Inc.........................      12,300          17,158
 *Carrizo Oil & Gas, Inc...............................      18,200         122,213
 Carter-Wallace, Inc...................................      43,800         838,770
 Cascade Corp..........................................      16,000         171,200
 Cascade Natural Gas Corp..............................      17,700         336,300
 *Casella Waste Systems, Inc. Class A..................      37,169         350,504
 Casey's General Stores, Inc...........................      74,300         799,096
 Cash America International, Inc.......................      37,200         267,840
 *Casino Data Systems..................................      29,600         270,100
 Castle (A.M.) & Co....................................      20,337         261,330
 *Castle Dental Centers, Inc...........................       6,900           1,104
 Castle Energy Corp....................................       7,300          45,807
 Casual Male Corp......................................      20,800           1,040
 *Catalina Lighting, Inc...............................       8,800          11,704
 *Catalyst International, Inc..........................      13,000          57,720
 *Catalytica Energy Systems, Inc.......................       8,091         155,307
 *Catapult Communications Corp.........................      14,800         473,674
 Cathay Bancorp, Inc...................................       7,400         392,015
 Cato Corp. Class A....................................      31,100         600,852
 Cavalier Homes, Inc...................................      21,460          65,453
 *CB Richard Ellis Services, Inc.......................      30,900         477,405
 *C-bridge Internet Solutions, Inc.....................       6,800          12,478
 CBRL Group, Inc.......................................      57,500         975,487
 *CCA Industries, Inc..................................       4,300           3,741
 CCBT Financial Companies, Inc.........................      11,100         321,900
 *CCC Information Services Group, Inc..................      36,600         276,330
 *C-COR Electronics, Inc...............................      37,800         360,234
 *CD Warehouse, Inc....................................       3,300           1,501
 *CD&L, Inc............................................       7,300           3,796
 *CDI Corp.............................................      32,900         549,430
 *Cec Entertainment Inc................................      10,800         467,640
 *Celadon Group, Inc...................................      12,500          62,062
 *Celebrity, Inc.......................................       1,300             494
 *Celeris Corporation..................................       4,000           2,220
 *Celeritek, Inc.......................................      18,700         243,567
 *Cell Genesys, Inc....................................      36,352         618,166
 *#Cell Pathways, Inc..................................       4,829          32,885
 *Cell Therapeutics, Inc...............................      13,500         405,202
 *Cellegy Pharmaceuticals, Inc.........................      17,900         115,544
 *#Cellstar Corp.......................................      84,200         175,557
 *Cellular Technical Services..........................       3,100          10,292
 *Cel-Sci Corp.........................................      20,500          28,700
 Cenit Bancorp, Inc....................................       6,100         169,275
 *Centennial Bancorp...................................      32,863         295,110
 *Centennial Cellular Corp.............................         300           3,912
 *#CenterSpan Communication Corp.......................       8,800         132,924
                                                            SHARES           VALUE+
                                                            ------           ------
 Centex Construction Products, Inc.....................      27,100    $    767,472
 Central Bancorp, Inc..................................       2,400          45,936
 *Central Garden & Pet Co..............................      30,500         212,432
 Central Parking Corp..................................      45,600         827,640
 Central Vermont Public Service Corp...................      18,300         337,818
 Century Aluminum Co...................................      28,500         562,875
 Century Bancorp Income Class A........................       1,000          19,965
 *Century Business Services, Inc.......................      99,500         348,250
 Century South Banks, Inc..............................      17,900         599,739
 *Ceradyne, Inc........................................      13,200         119,790
 Cerberonics, Inc. Class A.............................         200             634
 *Ceres Group, Inc.....................................      16,000          81,760
 *Cerus Corp...........................................      16,600       1,041,816
 CFS Bancorp, Inc......................................      19,000         254,125
 CH Energy Group, Inc..................................      27,000       1,174,500
 *Chad Therapeutics....................................      10,000          19,000
 *Champion Enterprises, Inc............................      83,300         884,646
 Champion Industries, Inc..............................      13,174          44,001
 *Championship Auto Racing Teams, Inc..................      21,200         313,336
 *Champps Entertainment, Inc...........................      18,000         151,290
 *Channell Commercial Corp.............................       6,300          40,351
 *Charles and Colvard, Ltd.............................      11,000          15,620
 *Charles River Associates, Inc........................      12,200         169,275
 *Charlotte Russe Holding, Inc.........................       2,800          76,902
 *Charming Shoppes, Inc................................     141,400         850,521
 *Chart House Enterprises, Inc.........................      15,000          39,000
 *Chart Industries, Inc................................      33,625         136,181
 *Charter Federal Savings Bank (Escrow)................       2,100               0
 Chase Corp............................................       4,100          47,765
 *Chase Industries, Inc................................      11,800         108,560
 *Chattem, Inc.........................................      14,200         140,012
 *Chaus (Bernard), Inc.................................      11,100           4,995
 *Cheap Tickets, Inc...................................      26,200         323,701
 *Check Technology Corp................................       8,000          24,600
 *Checkers Drive-In Restaurant, Inc....................      12,234          68,816
 *Checkpoint System, Inc...............................      42,300         577,818
 *Cheesecake Factory, Inc..............................      18,975         659,666
 Chemed Corp...........................................      13,500         473,850
 Chemfirst, Inc........................................      24,500         634,550
 Chemical Financial Corp...............................      25,939         640,693
 *Cherokee, Inc........................................      11,900          96,985
 Chesapeake Corp.......................................      26,500         590,950
 *Chesapeake Energy Corp...............................     118,570         978,202
 Chesapeake Utilities Corp.............................       8,200         156,620
 Chester Valley Bancorp................................         498           7,408
 Chicago Rivet & Machine Co............................         200           3,800
 *#Chicos Fas, Inc.....................................      40,350       1,342,041
 *Children's Comprehensive Services, Inc...............      10,050          42,964
 *#Children's Place Retail Stores, Inc.................      40,400       1,149,380
 *Childtime Learning Centers, Inc......................       6,500          44,655
 *#Chiquita Brands International, Inc..................      94,285         160,284
 Chittenden Corp.......................................      26,559         823,329
 *Choice Hotels International, Inc.....................      18,000         246,600
 *Cholestech Corp......................................      19,200         132,192
 *Chordiant Software, Inc..............................       1,100           3,492
 *Christopher & Banks Corp.............................      24,450         942,670
 *ChromaVision Medical Systems, Inc....................      30,800         167,706
 *Chromcraft Revington, Inc............................      12,600         122,724
 *Chronimed, Inc.......................................      19,400         149,962

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Church & Dwight Co., Inc..............................      50,500    $  1,285,225
 Churchill Downs, Inc..................................      15,800         482,137
 *#Chyron Corp.........................................      48,600          25,758
 *Ciber, Inc...........................................      73,100         486,115
 CICOR International, Inc..............................      10,050         235,974
 *CIDCO, Inc...........................................      23,100           8,893
 *Cima Laboratories, Inc...............................      15,200       1,118,492
 *Ciprico, Inc.........................................       6,400          45,088
 *Circuit City Stores, Inc. (Carmax Group).............      41,100         610,746
 *Circuit Systems, Inc.................................       2,600              45
 *Cirrus Logic, Inc....................................       1,700          33,668
 *Citadel Communications Corp..........................      23,600         601,446
 *Citadel Holding Corp. Class A........................       4,240           6,360
 *Citation Holding Corp. Class B.......................       1,060           1,855
 Citizens Banking Corp.................................      16,200         401,841
 *Citizens, Inc. Class A...............................      31,236         237,394
 City Holding Co.......................................      23,686         230,583
 *Civic Bancorp........................................       6,300          93,334
 *CKE Restaurants, Inc.................................      55,500         147,075
 Claire's Stores, Inc..................................      14,800         266,548
 Clarcor, Inc..........................................      38,800         946,720
 *Clare, Inc...........................................      14,700          40,866
 *Clarent Corp.........................................      18,006         171,777
 *Clark (Dick) Productions, Inc........................       3,880          40,166
 *Clark/Bardes Holdings, Inc...........................      11,300         227,412
 *#Clarus Corporation..................................      19,900         101,987
 *Classic Communications, Inc. Class A.................      13,400           6,432
 *Classic Vacation Group, Inc..........................      16,300          34,230
 *Clean Harbors, Inc...................................      12,400          32,984
 Cleco Corporation.....................................       5,100         118,575
 Cleveland Cliffs, Inc.................................      16,800         341,040
 *click2learn.com, Inc.................................      23,200          38,280
 *ClickAction, Inc.....................................      17,900          35,531
 *Closure Medical Corp.................................      21,500         543,412
 *CMI Corp. Class A....................................      17,800          36,668
 CNA Surety Corp.......................................      51,500         726,665
 *Cnbt Bancshares, Inc., Escrow Share..................       6,400           1,280
 *CNET Networks, Inc...................................         300           3,301
 *CNS, Inc.............................................      23,100         121,852
 Coachmen Industries, Inc..............................      22,500         224,550
 *Coast Dental Services, Inc...........................       8,300           6,183
 *Coast Distribution System............................       4,000           2,600
 Coastal Bancorp, Inc..................................       8,200         261,129
 Coastcast Corp........................................      12,300          94,464
 Cobalt Corp...........................................      18,500         108,225
 *Cobalt Group, Inc....................................      24,300          48,478
 CoBiz, Inc............................................       5,700         112,176
 *Cobra Electronic Corp................................       6,100          47,549
 Coca-Cola Bottling Co. Consolidated...................       9,000         364,095
 *Coeur d'Alene Mines Corp.............................      39,500          47,795
 *Cognex Corp..........................................       3,400         101,745
 *Cognitronics Corp....................................       4,250          26,562
 *Cognizant Technology Solutions Corp..................       2,100          85,701
 *Coherent, Inc........................................      11,000         390,555
 *Cohesion Technologies, Inc...........................      11,500          53,475
 Cohu, Inc.............................................      32,400         682,830
 *Coinstar, Inc........................................      26,100         469,147
 Cold Metal Products, Inc..............................       3,500           4,550
 *Coldwater Creek, Inc.................................      16,600         386,448
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cole (Kenneth) Productions, Inc. Class A.............      14,450    $    436,390
 *Cole National Corp. Class A..........................      21,700         309,225
 *Collagenex Pharmaceuticals, Inc......................      12,200         103,029
 *Collateral Therapeutics, Inc.........................      17,300         113,488
 *Collins & Aikman Corp................................      79,100         332,220
 Collins Industries, Inc...............................      11,200          41,160
 *Colorado Medtech, Inc................................      19,600          83,594
 *Columbia Banking System, Inc.........................      20,594         285,847
 *Columbia Laboratories, Inc...........................      41,800         242,440
 *Columbia Sportswear Co...............................      30,300       2,125,696
 Columbus McKinnon Corp................................      20,800         165,464
 *Com21, Inc...........................................      35,500          92,477
 *Comarco, Inc.........................................       6,600         102,300
 *Comdial Corp.........................................      15,200          19,380
 Comdicso, Inc.........................................      20,000          43,200
 *Comforce Corp........................................      13,877          22,550
 *Comfort Systems USA, Inc.............................      56,200         203,444
 Commerce Group, Inc...................................      13,500         431,325
 Commercial Bancshares, Inc............................       2,586          53,595
 Commercial Bank of New York...........................       4,200         134,358
 Commercial Federal Corp...............................      19,700         448,766
 Commercial Metals Co..................................      21,800         554,810
 Commercial National Financial Corp....................       3,200          58,640
 Commonwealth Bancorp, Inc.............................      14,500         289,347
 Commonwealth Industries, Inc..........................      21,600         110,052
 *Commscope, Inc.......................................       4,800         113,328
 Communications Systems, Inc...........................      14,100         111,742
 Community Bank System, Inc............................       9,200         261,924
 Community Bankshares, Inc.............................         210           2,373
 *Community Financial Corp.............................       2,200          31,889
 Community Financial Group, Inc........................       2,300          31,935
 Community First Bankshares, Inc.......................      12,000         262,020
 Community First Brokerage Co..........................       2,700          68,850
 Community Savings Bankshares, Inc.....................      11,073         157,181
 Community Trust Bancorp, Inc..........................      16,948         392,431
 *Community West Bancshares............................       5,500          33,687
 *Competitive Technologies, Inc........................       8,800          63,800
 *Complete Business Solutions, Inc.....................      40,800         526,524
 *Compucom Systems, Inc................................      62,200         180,069
 *#CompuCredit Corp....................................      25,000         302,375
 *Computer Access Technology Corp......................      15,900          89,914
 *Computer Horizons Corp...............................      57,600         155,808
 *#Computer Learning Centers, Inc......................      20,358             153
 *Computer Motion, Inc.................................      15,100          64,930
 *Computer Network Technology Corp.....................      37,800         336,231
 *Computer Task Group, Inc.............................      33,400         192,050
 *Computrac, Inc.......................................       6,200           3,720
 CompX International, Inc..............................       7,900          97,960
 *Comshare, Inc........................................      15,400          53,592
 *Comstock Resources, Inc..............................      39,100         455,906
 *Comtech Telecommunications Corp......................      11,600         158,398
 *#Concepts Direct, Inc................................         700           1,960
 *Conceptus, Inc.......................................      14,600         206,225
 *Concero, Inc.........................................      16,500          19,470
 *Concord Camera Corp..................................      38,700         315,598
 *Concord Communications, Inc..........................      24,900         171,934
 *Concur Technologies, Inc.............................       9,000           9,855
 *Concurrent Computer Corp.............................      71,100         435,487
 *Conductus, Inc.......................................       4,900          28,665
 *Cone Mills Corp......................................      39,900          55,461
 *Congoleum Corp. Class A..............................       5,500          14,850

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Conmed Corp..........................................      25,275    $    542,528
 Connecticut Water Services, Inc.......................       6,200         239,041
 *Connitics Corp.......................................      38,300         261,780
 *Conrad Industries, Inc...............................       8,300          66,898
 *Consolidated Freightways Corp........................      34,300         290,692
 *Consolidated Graphics, Inc...........................      18,700         305,371
 Consolidated Tokoma Land Co...........................       6,400          93,120
 *#Constellation 3D, Inc...............................      13,500          82,147
 *Continental Materials Corp...........................         200           3,900
 *Convera Corp.........................................      18,800          82,062
 *#Convergent Communications, Inc......................       2,100              58
 *#Cooker Restaurant Corp..............................       6,600           3,036
 Cooper Companies, Inc.................................      22,900       1,046,530
 Cooper Tire & Rubber Co...............................      50,000         657,500
 Cooperative Bankshares, Inc...........................       1,400          16,450
 *CoorsTek, Inc........................................       6,900         247,158
 *Copart, Inc..........................................      24,100         578,520
 *Copper Mountain Networks, Inc........................      51,800         193,991
 *#Copytele, Inc.......................................      81,500          75,795
 *Core Materials Corp..................................       7,700           8,855
 *Core, Inc............................................      12,200          58,621
 *Corillian Corp.......................................      12,000          60,900
 *Corinthian Colleges, Inc.............................       2,000          87,710
 *Corixa Corp..........................................      54,482         925,922
 Corn Products International, Inc......................      14,100         403,965
 *Cornell Corrections, Inc.............................      14,800         178,784
 *Corporate Executive Board Co.........................      13,700         462,443
 *Correctional Services Corp...........................      14,812          36,808
 *Corrpro Companies, Inc...............................       7,875          24,019
 Corus Bankshares, Inc.................................      22,900       1,118,092
 *Corvas International, Inc............................      32,900         283,104
 *Corvel Corp..........................................      10,400         377,520
 *Cost Plus, Inc.......................................      33,475         940,480
 *CoStar Group, Inc....................................      24,600         616,107
 *Cost-U-Less, Inc.....................................       3,000           5,475
 *Cotelligent Group, Inc...............................      22,200          17,538
 Cotton States Life Insurance Co.......................       6,330          73,555
 Courier Corp..........................................       1,900          74,812
 *Covance, Inc.........................................      78,700       1,445,719
 *Covanta Energy Corp..................................      66,300       1,443,351
 *Covenant Transport, Inc. Class A.....................      15,500         268,227
 *Coventry Health Care, Inc............................      64,900       1,096,810
 Covest Bancshares, Inc................................       2,425          35,757
 *Covista Communications, Inc..........................       3,000          16,230
 CPAC, Inc.............................................       6,120          37,944
 CPB, Inc..............................................      12,000         326,640
 *#C-Phone Corp........................................      11,700             614
 *CPI Aerostructures, Inc..............................          66             135
 CPI Corp..............................................      10,500         206,850
 Craftmade International, Inc..........................       9,900          78,210
 *Craig (Jenny), Inc...................................      18,600          31,248
 *Craig Corp...........................................       2,700           5,535
 Crawford & Co. Class A................................      17,800         166,430
 Crawford & Co. Class B................................      19,100         200,550
 *Cray, Inc............................................      53,500         118,770
 *Credence Systems Corp................................       7,600         162,526
 *Credit Acceptance Corp...............................      57,400         406,966
 *Crescent Operating, Inc..............................       9,100           8,235
 *Crestline Capital Corp...............................       5,500         160,050
 *Criticare Systems, Inc...............................       7,500          32,437
 Crompton Corp.........................................      38,600         418,038
 *Cross (A.T.) Co. Class A.............................      22,100         158,015
                                                            SHARES           VALUE+
                                                            ------           ------
 Cross Timbers Oil Co..................................      14,525    $    428,487
 *Crossman Communities, Inc............................      15,300         481,108
 *Crosswalk.com, Inc...................................       9,600          15,696
 *CrossWorlds Software, Inc............................       5,000          11,650
 Crown Cork & Seal Co., Inc............................      59,000         302,080
 *Crown Crafts, Inc....................................      11,100           3,274
 *Crown Group, Inc.....................................       6,500          24,212
 *Crown-Andersen, Inc..................................       1,000           7,090
 *Crusader Holding Corp................................       3,900          36,933
 *Cryolife, Inc........................................      29,700         962,280
 *CSK Auto Corp........................................      52,000         408,720
 *CSP, Inc.............................................       4,600          17,687
 *CSS Industries, Inc..................................      11,600         263,320
 CT Communications, Inc................................      18,200         264,628
 *CTB International Corp...............................      11,800         104,135
 *CTC Communications Group, Inc........................      42,050         224,967
 CTS Corp..............................................      11,100         249,750
 Cubic Corp............................................      12,700         371,475
 *Cubist Pharmaceuticals, Inc..........................      29,300         817,323
 Culp, Inc.............................................      12,800          44,032
 *Cumulus Media, Inc. Class A..........................      31,100         372,422
 *CUNO, Inc............................................      26,100         738,238
 *Curative Health Services, Inc........................      13,000          90,480
 *Curis, Inc...........................................      16,050          85,306
 Curtiss-Wright Corp...................................      13,000         622,700
 *Cuseeme Networks, Inc................................      19,500          33,637
 *#Cutter & Buck, Inc..................................      14,550          96,103
 *CV Therapeutics, Inc.................................      23,400       1,100,385
 CVB Financial Corp....................................      38,490         654,330
 *CVF Technologies Corp................................      11,100           7,770
 *Cyanotech Corp.......................................      18,000          24,750
 *#Cyber-Care, Inc.....................................      69,600         156,252
 *#Cybercash, Inc......................................      39,800           3,980
 *#Cyberian Outpost, Inc...............................      35,800          20,943
 *Cyberonics, Inc......................................      29,700         432,877
 *Cyberoptics Corp.....................................       9,900         117,859
 *Cybersource Corp.....................................      52,000          88,660
 *Cybex International, Inc.............................       8,700          14,833
 *Cygnus, Inc..........................................      42,000         379,260
 *Cylink Corp..........................................      42,600          39,192
 *Cymer, Inc...........................................      21,300         612,694
 *#Cypress Communications, Inc.........................      87,000          42,195
 *Cysive, Inc..........................................      31,000         101,370
 *Cytogen Corp.........................................      91,700         433,282
 *Cytrx Corp...........................................       8,000           6,400
 D & K Healthcare Resources, Inc.......................       5,800         160,196
 *D A Consulting Group, Inc............................       6,700          10,117
 *Daily Journal Corp...................................         200           6,225
 *Dairy Mart Convenience Stores, Inc...................       4,800          17,280
 *Daisytek International Corp..........................      27,700         387,938
 *Daktronics, Inc......................................      11,500         346,035
 *Dal-Tile International, Inc..........................      80,600       1,289,600
 *Dan River, Inc. Class A..............................      29,700          89,100
 *Danielson Holding Corp...............................      27,700         130,190
 *Daou Systems, Inc....................................      23,000           6,325
 Data Broadcasting Corp................................      97,013         813,939
 *Data Critical Corp...................................      12,300          22,570
 *#Data Dimensions, Inc................................      17,800           6,141
 *Data I/O Corp........................................      11,300          26,837
 *#Data Race, Inc......................................      36,700           5,321
 Data Research Association, Inc........................       5,600          57,596
 *Data Return Corp.....................................       5,100          14,356

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Data Systems & Software, Inc.........................      12,000    $     77,100
 *Datakey, Inc.........................................       1,000           3,210
 *Datalink Corp........................................      12,300         106,825
 *Datamarine International, Inc........................         200             144
 *Dataram Corp.........................................      11,100         126,706
 Datascope Corp........................................      21,400         857,284
 *Datastream Systems, Inc..............................      32,100         259,207
 *Datatec Systems, Inc.................................      30,900          30,282
 *DataTRAK International, Inc..........................       5,600          12,768
 *Datawatch Corp.......................................       9,300           5,673
 *Datron Systems, Inc..................................       3,500          44,975
 *Datum, Inc...........................................       9,500         158,507
 *Dave and Busters, Inc................................      18,100         155,841
 *DaVita, Inc..........................................      90,200       1,704,780
 *Davox Corp...........................................      21,400         195,917
 *Daw Technologies, Inc................................      14,300          10,653
 *Dawson Geophysical Co................................       5,400          59,940
 *Daxor Corp...........................................       6,100         103,395
 Deb Shops, Inc........................................      17,900         370,440
 *Deckers Outdoor Corp.................................      11,800          46,787
 *#Decora Industries, Inc..............................      10,200             714
 Decorator Industries, Inc.............................       2,762           7,872
 *Del Global Technologies Corp.........................       8,500          18,062
 *Del Laboratories, Inc................................      17,260         195,038
 *Del Monte Foods Co...................................      65,700         526,914
 *dELiA*s Corp.........................................      23,945         116,014
 Delphi Financial Group, Inc. Class A..................      19,400         690,640
 Delta and Pine Land Co................................      15,400         374,836
 Delta Apparel, Inc....................................       2,620          42,575
 *#Delta Financial Corp................................      19,600           6,272
 Delta Natural Gas Co., Inc............................       3,100          63,193
 *Delta Woodside Industries, Inc.......................      26,200          26,200
 *Deltek Systems, Inc..................................      23,600         111,510
 Deltic Timber Corp....................................      19,700         504,320
 *Denali, Inc..........................................       4,300             365
 *Denbury Resources, Inc...............................      26,500         286,200
 *Dendreon Corp........................................      19,600         260,190
 *Dendrite International, Inc..........................      15,500         155,232
 *Dense-Pac Microsystems, Inc..........................      31,000          52,855
 *Department 56, Inc...................................      22,900         186,635
 *DepoMed, Inc.........................................      13,600          57,528
 *Designs, Inc.........................................      14,800          63,196
 *Detrex Corp..........................................         500           3,662
 *Devcon International Corp............................       4,000          27,900
 Dewolfe Companies, Inc................................         200           1,505
 *Dexterity Surgical, Inc..............................       1,000             230
 *Diacrin, Inc.........................................      23,300          50,328
 Diagnostic Products Corp..............................      20,300       1,577,716
 *Dial Corp............................................       1,900          26,315
 *Diametrics Medical, Inc..............................      38,400         105,600
 *DiamondCluster International, Inc....................      22,100         311,720
 *Dianon Systems, Inc..................................       9,200         339,526
 *Diedrich Coffee, Inc.................................       4,025          14,611
 *Digene Corp..........................................      25,600         702,848
 *Digi International, Inc..............................      24,100         215,815
 *#Digital Courier Technologies, Inc...................       7,200           3,060
 *Digital Generation Systems, Inc......................      45,100         174,311
 *#Digital Island, Inc.................................      75,800         255,067
 *#Digital Lightwave, Inc..............................       2,900         135,096
 *Digital Power Corp...................................       1,000           1,280
 *Digital River, Inc...................................      35,000         178,850
 Dime Community Bancorp, Inc...........................      16,800         481,908
                                                            SHARES           VALUE+
                                                            ------           ------
 Dimon, Inc............................................      53,500    $    596,525
 *Diodes, Inc..........................................      14,700         155,526
 *Dionex Corp..........................................      29,600         882,524
 *Directrix, Inc.......................................         813           2,825
 *Discount Auto Parts, Inc.............................      21,700         285,355
 *Discovery Partners International.....................      18,600         102,858
 *Dispatch Management Services Corp....................       4,300              54
 *Display Technologies, Inc............................      11,330           1,530
 *Ditech Communications Corp...........................      32,100         258,244
 *Diversified Corporate Resources, Inc.................       2,200           4,785
 *Dixie Group, Inc.....................................      16,500          85,140
 *Dixon Ticonderoga Co.................................       1,900           7,600
 *DMC Stratex Networks, Inc............................      19,700         111,403
 *Docent, Inc..........................................      32,200         250,838
 *DocuCorp International, Inc..........................      21,000          75,810
 *Document Sciences Corp...............................      14,200          21,442
 *Documentum, Inc......................................      28,400         397,174
 Dole Food Co., Inc....................................      22,300         345,204
 *Dollar Thrifty Automotive Group, Inc.................      33,800         801,060
 *Dominion Homes, Inc..................................       5,800          60,610
 Donaldson Co., Inc....................................       3,400          98,838
 Donegal Group, Inc. Class A...........................       7,466         101,724
 Donegal Group, Inc. Class B...........................       3,733          46,009
 *Donna Karan International, Inc.......................      31,900         338,778
 Donnelly Corp. Class A................................       7,300         102,930
 *Dorsey Trailers, Inc.................................       3,000              67
 *Dot Hill Systems Corp................................      38,160          80,899
 Dover Downs Entertainment, Inc........................      30,300         424,200
 Downey Financial Corp.................................      30,976       1,337,234
 DQE, Inc..............................................      10,300         246,067
 *Dress Barn, Inc......................................      28,600         718,575
 *Drew Industries, Inc.................................      15,000         101,625
 *Drexler Technology Corp..............................      15,800         231,786
 Dreyer's Grand Ice Cream, Inc.........................      41,500       1,201,425
 *Dril-Quip, Inc.......................................      20,500         645,750
 *DRS Technologies, Inc................................      24,500         531,650
 *Dryclean USA, Inc....................................       1,000             755
 *DSET Corp............................................      15,800          14,615
 *DSP Group, Inc.......................................      32,200         581,371
 *DT Industries, Inc...................................      14,100          65,635
 *DualStar Technologies Corp...........................      24,200          17,787
 *Duane Reade, Inc.....................................      24,500         913,850
 *Duck Head Apparel Co., Inc...........................       2,620           7,336
 *Duckwall-Alco Stores, Inc............................       6,200          44,175
 *Ducommun, Inc........................................      15,000         205,500
 *DuPont Photomasks, Inc...............................       6,900         329,923
 *Dura Automotive Systems, Inc.........................      20,800         260,000
 *#Duramed Pharmaceuticals, Inc........................      36,000         424,800
 *Duratek, Inc.........................................      19,500          92,527
 *DUSA Pharmaceuticals, Inc............................      10,100         119,786
 *DVI, Inc.............................................      19,700         292,545
 *Dwyer Group, Inc.....................................       9,100          22,795
 *Dycom Industries, Inc................................      17,000         275,400
 *Dynamic Healthcare Technologies, Inc.................      18,800           9,776
 Dynamic Materials Corp................................       2,000           5,530
 *Dynamics Research Corp...............................       9,700          85,796
 *#E Com Ventures, Inc.................................      11,100          11,266
 *#e.spire Communications, Inc.........................      68,600           7,889
 Eagle Bancshares, Inc.................................       8,100         125,712
 *Eagle Food Centers, Inc..............................      10,300           5,510
 *Eagle Point Software Corp............................       6,400          33,728

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Earthgrains Co........................................      44,500    $  1,154,775
 *#EarthShell Corp.....................................     143,000         464,035
 *#EarthWeb, Inc.......................................      12,500          38,437
 East West Bancorp, Inc................................      35,900         855,676
 Eastern Co............................................       4,950          73,012
 *#EasyLink Services Corp..............................       9,697           5,867
 *Eateries, Inc........................................       3,800          12,426
 *eBenX, Inc...........................................      11,100          38,017
 *eBT International, Inc...............................      26,400          69,564
 ECC International Corp................................       9,550          32,947
 *ECCS, Inc............................................       1,700           1,385
 *#Echelon Corp........................................      15,300         323,442
 *Eclipse Surgical Technologies, Inc...................      42,000         114,030
 *Eclipsys Corp........................................      17,600         381,920
 *Eco Soil Systems, Inc................................      19,700           3,841
 *Ecogen, Inc..........................................      13,640           2,046
 *eCollege.com.........................................      15,400          47,201
 Ecology & Environment, Inc. Class A...................       2,000          17,600
 *Ecometry Corp........................................      10,000          16,750
 *Edac Technologies Corp...............................       3,500           7,490
 Edelbrock Corp........................................       6,700          66,665
 *#EDGAR Online, Inc...................................       5,400          17,901
 *Edge Petroleum Corp..................................      12,900          96,814
 *Edgewater Technology, Inc............................      21,069         114,615
 *Edison Control Corp..................................       1,000           4,775
 Edo Corp..............................................       8,700         171,825
 *Education Management Corp............................      39,400       1,307,489
 Educational Development Corp..........................       1,800           6,030
 *Educational Insights, Inc............................       2,700             432
 EFC Bancorp, Inc......................................       4,800          53,760
 *EFTC Corp............................................      20,100          55,777
 *#eGain Communications Corp...........................      14,457          36,793
 *#Egghead.com, Inc....................................      53,042          43,229
 *EGL, Inc.............................................      30,200         602,641
 *eGlobe, Inc..........................................      10,255           1,025
 *El Paso Electric Co..................................      82,600       1,312,514
 *Elantec Semiconductor, Inc...........................       8,000         255,480
 *Elastic Networks, Inc................................       5,500          10,642
 *Elcom International, Inc.............................      45,800          98,241
 Elcor Corp............................................      32,400         552,420
 *Elcotel, Inc.........................................      17,600           1,012
 *Elder-Beerman Stores Corp............................      20,900          68,238
 *#Electric Fuel Corp..................................      29,000          96,715
 *Electric Lightwave, Inc..............................      13,700          21,166
 *Electro Rent Corp....................................      38,700         619,974
 *Electro Scientific Industries, Inc...................      10,800         396,954
 *Electroglas, Inc.....................................      33,100         530,096
 *Electronic Retailing System International, Inc.......       2,300             414
 *Electronics Boutique Holdings Corp...................      26,700         782,977
 *Elite Information Group, Inc.........................      11,700          58,968
 *Elizabeth Arden, Inc.................................      21,100         507,560
 Ellett Brothers, Inc..................................       6,400          19,840
 *#E-Loan, Inc.........................................      31,000          41,540
 *eLOT, Inc............................................      69,000          21,735
 *Eloyalty Corp........................................      47,100          97,261
 *ELXSI Corp...........................................       1,800          15,723
 *Embrex, Inc..........................................      10,400         156,000
 EMC Insurance Group, Inc..............................      14,600         184,690
 *Emcee Broadcast Products, Inc........................       5,600           4,424
 *Emcor Group, Inc.....................................      16,700         738,975
 *EMCORE Corp..........................................      13,700         445,866
                                                            SHARES           VALUE+
                                                            ------           ------
 *Emergent Information Technologies, Inc...............      17,700    $     24,337
 *Emerging Vision, Inc.................................      26,800           7,772
 *#Emeritus Corp.......................................      14,100          25,380
 *Emisphere Technologies, Inc..........................      29,300         577,942
 *Emmis Broadcasting Corp. Class A.....................       4,900         151,851
 Empire District Electric Co...........................      28,100         554,975
 Empire Federal Bancorp, Inc...........................       2,100          30,156
 *Employee Solutions, Inc. Class B.....................         707               7
 *EMS Technologies, Inc................................      14,000         219,800
 *#En Pointe Technologies, Inc.........................      10,400          23,660
 *Encad, Inc...........................................      17,300          36,243
 *Enchira Biotechnology Corp...........................      10,314          10,314
 *Encompass Services Corp..............................      99,625         880,685
 *Encore Med Corp......................................       9,900          12,721
 *Encore Wire Corp.....................................      22,800         244,074
 *Endo Pharmaceuticals Holdings, Inc...................      84,400         837,670
 *Endocardial Solutions, Inc...........................      16,300          93,154
 *Endocare, Inc........................................      14,900         191,092
 Energen Corp..........................................      38,400       1,267,200
 *Energy Conversion Devices, Inc.......................      23,100         718,525
 Energy West, Inc......................................         200           2,093
 Energysouth, Inc......................................       5,300         112,731
 *Enesco Group, Inc....................................      21,700         129,115
 Engineered Support Systems, Inc.......................      14,000         465,920
 *Enherent Corp........................................      18,300           2,562
 *#Enlighten Software Solutions, Inc...................       1,600           1,088
 Ennis Business Forms, Inc.............................      25,900         225,589
 *Enserch Exploration Corp.............................      60,159         267,708
 *Entrada Networks, Inc................................      13,205          13,403
 *Entrade, Inc.........................................      28,300          17,263
 *Entravision Communications Corp......................      30,400         415,264
 *#Entremed, Inc.......................................      25,200         377,244
 *Entrust Technologies, Inc............................      23,000         130,065
 *Envirogen, Inc.......................................         616             721
 *Environmental Elements Corp..........................       9,200          35,880
 *Environmental Technologies Corp......................       3,700           2,997
 *Environmental Tectonics Corp.........................       8,900          79,655
 *Enzo Biochem, Inc....................................      31,920         941,002
 *EP Medsystems, Inc...................................      23,400          52,065
 *#EpicEdge, Inc.......................................      21,900           6,132
 *Epicor Software Corp.................................      58,042          75,164
 *#Epimmune, Inc.......................................      11,800          34,397
 *EPIQ Systems, Inc....................................       6,300         201,883
 *EPIX Medical, Inc....................................      16,400         119,638
 *ePlus, Inc...........................................      14,600         140,233
 *ePresence, Inc.......................................      32,600         122,413
 *Equidyne Corp........................................       5,400          12,960
 *#Equimed Inc Nevis...................................       2,250               0
 *Equity Marketing, Inc................................       9,100          91,910
 *Equity Oil Co........................................      17,200          53,664
 *eResearch Technology, Inc............................       9,700          51,361
 *eResource Capital Group, Inc.........................      34,400          32,680
 *Ergo Science Corp....................................      15,700          14,601
 ESB Financial Corp....................................       5,808          74,778
 *Escalon Medical Corp.................................       3,200           5,872
 *Esco Technologies, Inc...............................      15,400         463,540
 *eShare Communications, Inc...........................      34,800          45,066
 *eSoft, Inc...........................................      15,400          16,786
 *Esperion Therapeutics, Inc...........................       1,700           9,775
 Espey Manufacturing & Electronics Corp................         400           7,200

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *ESPS, Inc............................................       2,000    $      2,920
 *ESS Technology, Inc..................................      59,100         411,040
 *Esterline Technologies Corp..........................      27,900         585,900
 Ethan Allen Interiors, Inc............................      34,800       1,277,508
 Ethyl Corp............................................     116,900         141,449
 *European Micro Holdings, Inc.........................       4,600           1,840
 *Evans & Sutherland Computer Corp.....................      15,500         132,137
 *Evans Systems, Inc...................................       4,000             700
 *Evercel, Inc.........................................       1,666           8,863
 *Evergreen Resources, Inc.............................      23,900       1,075,500
 *Everlast Worldwide, Inc..............................       1,500           4,515
 *Evolving Systems, Inc................................      16,200          57,510
 *Exabyte Corp.........................................      35,100          41,418
 *Exactech, Inc........................................       6,500         104,162
 *Exar Corp............................................      15,500         358,050
 *Excel Legacy Corp....................................      44,600          92,322
 *Excel Technology, Inc................................      16,100         378,108
 *eXcelon Corp.........................................      47,000          78,020
 *#Excelsior-Henderson Motorcycle Manufacturing Co.....       5,200               0
 *Exchange Applications, Inc...........................      25,500          32,257
 *EXE Technologies, Inc................................      60,900         472,888
 *Exelixis, Inc........................................         714          10,824
 Exide Corp............................................      34,300         368,725
 *Exponent, Inc........................................       8,700         103,095
 *Extended Stay America, Inc...........................      79,300       1,233,115
 *Extended Systems, Inc................................      15,600         105,378
 *Extensity, Inc.......................................       2,400          21,684
 *Ezcorp, Inc. Class A Non-Voting......................      11,900          30,107
 *E-Z-Em, Inc. Class A.................................       5,400          28,620
 *E-Z-Em, Inc. Class B.................................       4,462          23,649
 *Ezenia! Inc..........................................      21,900          18,834
 F & M Bancorp.........................................       8,462         220,350
 F & M National Corp...................................      33,372       1,299,839
 F.N.B. Corp...........................................      31,442         763,889
 *F5 Networks, Inc.....................................      26,000         291,850
 Fab Industries, Inc...................................       6,900          96,600
 *Factory 2-U Stores, Inc..............................      20,200         626,099
 Factset Research Systems, Inc.........................         500          20,055
 *#Factual Data Corp...................................      10,600          76,532
 Fair, Isaac & Co., Inc................................      22,100       1,657,500
 *Fairchild Corp. Class A..............................      35,152         244,306
 Falcon Products, Inc..................................      12,500          97,500
 *Famous Dave's of America, Inc........................      10,200          81,498
 *Fansteel, Inc........................................       9,751          44,855
 *Fargo Electronics....................................      15,000          61,650
 Farmer Brothers Co....................................       2,400         522,000
 *Faro Technologies, Inc...............................      13,600          36,516
 Farrel Corp...........................................       3,400           2,261
 *FASTNET Corporation..................................       5,000           4,850
 FBL Financial Group, Inc. Class A.....................      40,500         645,975
 *Featherlite Manufacturing, Inc.......................       6,500          11,700
 Fedders Corp..........................................      24,100         119,777
 Fedders Corp. Class A.................................       7,700          33,880
 Federal Screw Works...................................       2,250          79,830
 *Federal Signal Corp..................................      16,400         369,164
 Federal-Mogul Corp....................................     105,600         371,712
 *FEI Co...............................................      31,800       1,127,469
 *#Female Health Co....................................       9,300           4,417
 Ferro Corp............................................      37,500         804,375
 FFLC Bancorp..........................................       4,600          87,998
 *Fibermark, Inc.......................................       8,800         122,320
                                                            SHARES           VALUE+
                                                            ------           ------
 *Fiberstars, Inc......................................       6,000    $     23,190
 Fidelity Bancorp, Inc.................................       2,600          56,485
 *#Fidelity Bankshares, Inc............................      16,432         227,008
 *Fidelity Federal Bancorp.............................       2,500           4,050
 Fidelity National Corp................................      11,400          70,908
 Fidelity National Financial, Inc......................       5,700         129,960
 *Fieldworks, Inc......................................       8,900           7,120
 *Filenet Corp.........................................      47,900         587,014
 *Film Roman, Inc......................................       4,700           3,995
 *Financial Federal Corp...............................      19,000         487,350
 Finger Lakes Bancorp, Inc.............................       2,500          25,050
 *Finish Line, Inc. Class A............................      30,300         305,575
 *Finishmaster, Inc....................................         800           6,328
 *Finlay Enterprises, Inc..............................      13,500         161,865
 Finova Group, Inc.....................................      10,900          26,160
 *Firebrand Financial Group, Inc.......................      11,100           3,552
 First Albany Companies, Inc...........................      13,575         191,068
 First American Financial Corp.........................      16,787         343,809
 *First American Health Concepts, Inc..................       1,600          14,488
 *First Aviation Services, Inc.........................       6,200          29,574
 First Bancorp.........................................       6,210         147,177
 First Bell Bancorp, Inc...............................       6,600          95,568
 *First Cash, Inc......................................      12,300          91,389
 First Charter Corp....................................      32,220         530,341
 *First Cincinati, Inc.................................       1,900             247
 First Citizens Bancshares, Inc........................       1,300         121,881
 First Commonwealth Financial Corp.....................      74,760         814,884
 *First Consulting Group, Inc..........................      34,244         240,393
 First Defiance Financial Corp.........................       7,559         119,621
 First Essex Bancorp...................................      10,600         254,294
 First Federal Bancshares of Arkansas, Inc.............       4,400          88,550
 First Federal Capital Corp............................      21,600         315,792
 First Federal of East Hartford........................       2,000          74,350
 First Financial Bancorp...............................      16,125         237,924
 First Financial Bankshares, Inc.......................      12,813         474,465
 First Financial Corp..................................       1,275          49,138
 First Financial Holdings, Inc.........................      19,000         376,865
 First Franklin Corp...................................         300           3,114
 First Georgia Holdings, Inc...........................       1,012           5,181
 First Indiana Corp....................................      16,400         383,350
 First International Bancorp, Inc......................      10,700          93,036
 *First Investors Financial Services Group, Inc........       6,000          21,150
 First Keystone Financial, Inc.........................       2,000          27,100
 *First Mariner Bank Corp..............................       3,200          21,616
 First Merchants Corp..................................      14,100         307,450
 First Midwest Bancorp, Inc............................       5,500         156,227
 First Midwest Financial, Inc..........................       2,500          30,875
 First Mutual Bancshares, Inc..........................       3,768          44,481
 First Niagara Financial Group, Inc....................      36,800         510,600
 First Oak Brook Bancshares, Inc. Class A..............       2,100          42,682
 First Place Financial Corp............................      10,367         147,419
 *First Republic Bank..................................      21,750         575,940
 First SecurityFed Financial, Inc......................       5,400          96,822
 First Sentinel Bancorp, Inc...........................      55,300         620,742
 First Source Corp.....................................      27,231         536,315
 *#First Team Sports, Inc..............................       5,900           5,929
 First United Corp.....................................       2,800          37,170
 *First Virtual Communications, Inc....................      27,600          38,502
 First Years, Inc......................................      13,300         132,268

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 FirstBank NW Corp.....................................       1,600    $     25,288
 *FirstCity Financial Corp.............................       8,300          12,159
 Firstfed America Bancorp, Inc.........................       6,300         112,455
 *FirstFed Financial Corp..............................      24,200         719,950
 *Firstwave Technologies, Inc..........................       7,800           9,165
 *Fischer Imaging Corp.................................       9,100          55,965
 *Fisher Scientific International, Inc.................      10,700         281,410
 Flag Financial Corp...................................       6,500          43,420
 Flagstar Bancorp, Inc.................................      17,000         413,525
 Flamemaster Corp......................................         247           1,328
 *Flander Corp.........................................      31,500          71,032
 Fleetwood Enterprises, Inc............................      49,300         593,572
 Fleming Companies, Inc................................      62,300       1,979,271
 Flexsteel Industries, Inc.............................       8,300          98,189
 *Flir Systems, Inc....................................      17,150         274,829
 *Florida Banks, Inc...................................       6,000          37,380
 Florida Public Utilities Co...........................       3,600          59,580
 Florida Rock Industries, Inc..........................      28,200       1,356,420
 *Florsheim Group, Inc.................................       8,400          13,314
 *Flour City International, Inc........................       7,500          27,750
 *Flow International Corp..............................      22,000         272,140
 *Flowserve Corp.......................................      53,200       1,597,596
 Flushing Financial Corp...............................      13,400         316,039
 FNB Financial Services Corp...........................       2,100          29,274
 *Foamex International, Inc............................      23,600         166,498
 *#Focal Communications Corp...........................      12,000          77,700
 *Focal, Inc...........................................      18,500          17,390
 *FOCUS Enhancements, Inc..............................       3,132           4,275
 *Foodarama Supermarkets, Inc..........................       1,500          34,875
 Foothill Independent Bancorp..........................       7,918         101,350
 *Footstar, Inc........................................      30,200       1,020,760
 Forest City Enterprises, Inc. Class B.................       3,000         140,700
 *Forest Oil Corp......................................      32,270       1,097,180
 *Forrester Resh, Inc..................................       8,000         187,440
 *#Fortel, Inc.........................................      13,800           2,553
 *Fortune Financial, Inc...............................       6,100              61
 *Forward Air Corp., Inc...............................      25,550         779,403
 *Fossil, Inc..........................................      52,275       1,169,653
 *Foster (L.B.) Co. Class A............................      12,400          43,400
 Foster Wheeler Ltd....................................      57,000         717,060
 *Fotoball USA, Inc....................................       4,400           7,590
 *Fountain Powerboat Industries, Inc...................       6,800          12,988
 *Four Kids Entertainment, Inc.........................      16,600         282,200
 *#FPIC Insurance Group, Inc...........................      13,200         144,936
 Frankfort First Bancorp, Inc..........................         850          14,280
 Franklin Bank National Associaton.....................       3,789          55,035
 *Franklin Covey Co....................................      25,900         182,336
 Franklin Electric Co., Inc............................       7,000         517,265
 *Franklin Electronic Publishers, Inc..................      12,600          39,060
 Freds, Inc. Class A...................................      19,200         549,600
 Fremont General Corp..................................     109,700         658,200
 Frequency Electronics, Inc............................      12,900         205,110
 *Fresh America Corp...................................       4,900           1,470
 *Fresh Choice, Inc....................................       7,400          22,903
 *Friede Goldman International.........................      75,683          63,952
 *Friedman Billings Ramsey Group, Inc. Class A.........      18,900         115,290
 Friedman Industries, Inc..............................       6,158          19,552
 Friedmans, Inc. Class A...............................      19,600         209,328
 *#Friendly Ice Cream Corp.............................       9,600          23,520
 Frisch's Restaurants, Inc.............................       7,000          91,000
 *Frontier Adjusters of America, Inc...................       1,000           1,500
                                                            SHARES           VALUE+
                                                            ------           ------
 *Frontier Airlines, Inc...............................      42,900    $    666,451
 *Frontier Oil Corp....................................      44,000         589,600
 *Frontline Capital Group..............................      41,200         164,594
 *Frontstep, Inc.......................................      12,000          38,580
 *Frozen Food Express Industries, Inc..................      21,307          41,655
 FSF Financial Corp....................................       2,800          42,070
 *FSI International, Inc...............................      40,300         455,793
 *FTI Consulting, Inc..................................      12,700         242,570
 *#FuelCell Energy, Inc................................      13,100         968,941
 Fuller (H.B.) Co......................................      22,500       1,028,137
 *Furniture Brands International, Inc..................      20,100         456,672
 *Furr's/Bishop's, Inc.................................       2,700           7,425
 *Fusion Medical Technologies, Inc.....................      15,000         112,050
 *#FX Energy, Inc......................................      19,400          58,976
 *FYI, Inc.............................................      24,700       1,059,136
 G & K Services, Inc. Class A..........................      26,600         685,615
 GA Financial, Inc.....................................       5,700          88,920
 *Gabelli Asset Management, Inc........................       2,200          87,318
 *Gadzooks, Inc........................................      14,300         185,900
 *#Gadzoox Networks, Inc...............................      11,200          34,888
 Gainsco, Inc..........................................      34,511          56,943
 *Galagen, Inc.........................................      11,400           6,441
 *Galaxy Nutritional Foods, Inc........................      11,000          60,500
 *Galey & Lord, Inc....................................      16,100          35,259
 *GameTech International, Inc..........................      14,800          92,944
 Garan, Inc............................................       6,900         204,240
 *Garden Fresh Restaurant Corp.........................       7,600          68,286
 *#Gardenburger, Inc...................................      12,200           8,784
 *Gardner Denver Machinery, Inc........................      19,800         394,020
 *#Gart Sports Co......................................         676          12,489
 *Gartner Group, Inc...................................      51,900         472,290
 *Gaylord Container Corp. Class A......................      72,300          73,746
 *Gaylord Entertainment Co.............................      31,300         867,010
 GBC Bancorp...........................................      14,900         410,569
 *#GC Companies, Inc...................................      10,500          28,035
 *Geerling & Wade, Inc.................................       5,700          10,003
 *Gehl Co..............................................       8,300         142,054
 *Genaera Corp.........................................      43,600         173,746
 *Genaissance Pharmaceuticals, Inc.....................       9,600         124,368
 Gencorp, Inc..........................................      67,800         792,582
 *Gene Logic, Inc......................................      35,600         749,736
 *Genelabs Technologies, Inc...........................      73,800         309,591
 *General Binding Corp.................................      18,700         173,442
 General Cable Corp....................................      57,000         869,250
 *General Communications, Inc. Class A.................      72,200         720,917
 *#General Datacomm Industries, Inc....................      39,000          14,040
 General Employment Enterprises, Inc...................       7,600          19,380
 *#General Magic, Inc..................................      86,700         100,138
 General Magnaplate Corp...............................         400             950
 *General Semiconductor, Inc...........................      60,000         664,800
 *Genesco, Inc.........................................      34,400       1,044,040
 *Genesee & Wyoming, Inc...............................       4,800         124,992
 Genesee Corp. Class B.................................         200           5,175
 *#Genesis Health Ventures, Inc........................       6,800           1,632
 *#GenesisIntermedia, Inc..............................      23,400         392,067
 *Genlyte Group, Inc...................................      20,100         601,492
 *Genome Therapeutics Corp.............................      33,000         442,860
 *Genomica Corp........................................       8,200          37,228
 *Genrad, Inc..........................................      47,800         332,210
 *GenStar Therapeutics Corporation.....................       8,200          53,300
 *Gensym Corp..........................................       4,900           4,091

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Genta, Inc..........................................      50,600    $    511,313
 Gentek, Inc...........................................      25,100         192,266
 *Gentiva Health Services..............................      13,950         271,188
 *Gentner Communications Corp..........................      10,300         129,780
 *#Genus, Inc..........................................      28,300         197,392
 *GenVec, Inc..........................................      15,400          62,447
 *Genzyme Corp - Genzyme Biosurgery Division...........      26,391         165,340
 *Genzyme Transgenics Corp.............................      35,600         275,722
 Georgia Gulf Corp.....................................      50,100         899,295
 *#Geoworks............................................      27,200          54,264
 *Gerber Childrenswear, Inc............................      10,800          68,796
 Gerber Scientific, Inc................................      34,400         278,640
 *Geron Corp...........................................      32,200         427,938
 *Getty Images, Inc....................................      37,700       1,051,641
 Getty Realty Corp. (Holding Co.)......................      13,600         293,488
 *Giant Group, Ltd.....................................       2,200           1,210
 *Giant Industries, Inc................................      13,900         145,255
 Gibraltar Steel Corp..................................      16,300         307,744
 *Giga Information Group, Inc..........................      12,000          26,160
 *Giga-Tronics, Inc....................................       6,500          32,500
 *G-III Apparel Group, Ltd.............................       9,100          82,036
 *#Gilman & Ciocia, Inc................................      13,000          39,260
 *Gish Biomedical, Inc.................................       3,400           4,182
 Glacier Bancorp, Inc..................................       7,527         142,185
 *Glacier Water Services, Inc..........................       3,600          27,450
 Glatfelter (P.H.) Co..................................      67,700       1,039,195
 *Glenayre Technologies, Inc...........................      92,000         126,500
 *#Gliatech, Inc.......................................      11,200          43,344
 *Global Imaging Systems, Inc..........................      30,800         314,160
 *Global Payment Technologies, Inc.....................       6,100          17,080
 *#Global Sports, Inc..................................      32,200         199,479
 *#Global Technologies, Ltd............................      14,700           5,292
 *Globecomm Systems, Inc...............................      15,100         111,211
 *GlobeSpan, Inc.......................................      20,000         285,600
 *#Globix Corp.........................................      39,200         117,796
 *#GoAmerica, Inc......................................      49,900         126,496
 Gold Banc Corp........................................      60,665         437,698
 Golden Enterprises, Inc...............................      12,200          48,068
 *Golden State Vintners, Inc...........................       6,100          51,270
 *Good Guys, Inc.......................................      30,800         142,142
 *Goodrich Petroleum Corp..............................       9,000          56,070
 *Goodys Family Clothing...............................      46,200         187,572
 Gorman-Rupp Co........................................       7,975         216,521
 *GoTo.com, Inc........................................      44,100         984,753
 *Gottschalks, Inc.....................................      17,400          72,210
 *GP Strategies Corp...................................      15,860          70,101
 Graco, Inc............................................      41,400       1,196,460
 *Gradco Systems, Inc..................................       9,600           4,704
 *Graham Corp..........................................       1,000          12,300
 Granite Construction, Inc.............................      54,300       1,479,675
 Granite State Bankshares, Inc.........................       7,400         169,090
 *Graphic Packaging International Corp.................      40,400         120,796
 *GraphOn Corp.........................................      10,100          29,997
 Gray Communications Systems, Inc......................       8,800         142,120
 Great American Financial Resources, Inc...............       6,600         112,200
 Great Atlantic & Pacific Tea Co., Inc.................      46,000         533,140
 Great Southern Bancorp, Inc...........................       8,100         208,534
 Greater Bay Bancorp...................................      28,916         751,671
 *Green Mountain Coffee, Inc...........................       7,400         231,953
 Green Mountain Power Corp.............................       7,300         109,646
                                                            SHARES           VALUE+
                                                            ------           ------
 *Greenbriar Corp......................................       6,760    $      2,772
 Greenbrier Companies, Inc.............................      15,600         139,620
 Grey Global Group, Inc................................         200         134,000
 *Grey Wolf, Inc.......................................     186,700       1,211,683
 *Griffin Land & Nurseries, Inc. Class A...............       2,200          40,029
 *Griffon Corp.........................................      41,800         422,180
 *Gristede's Sloans, Inc...............................       1,200           1,302
 *Group 1 Automotive, Inc..............................      32,000         816,000
 *Group 1 Software, Inc................................       8,025         122,140
 *Grow Biz International, Inc..........................       3,800          23,161
 *Grubb & Ellis Co.....................................      24,900         125,745
 *#GSV, Inc............................................       1,900             646
 *Gtech Holdings, Inc..................................      35,900       1,339,429
 *GTSI Corp............................................      15,000          89,700
 Guaranty Bancshares, Inc..............................       3,900          43,348
 Guaranty Federal Bancshares, Inc......................       5,200          58,292
 *Guaranty Financial Corp..............................       1,000           7,875
 *#Guess, Inc..........................................      67,100         566,995
 *Guilford Mills, Inc..................................      31,050          61,479
 *Guilford Pharmaceuticals, Inc........................      37,500         871,875
 *Guitar Center, Inc...................................      35,300         624,280
 *Gulf Island Fabrication, Inc.........................      13,100         214,512
 *Gulfmark Offshore, Inc...............................      10,500         409,395
 *#Gumtech International, Inc..........................      14,100         103,987
 *Gundle/SLT Environmental, Inc........................      15,500          37,355
 *Gymboree Corp........................................      44,200         306,085
 *Haemonetics Corp.....................................      39,100       1,266,840
 Haggar Corp...........................................       8,600         102,340
 *Hahn Automotive Warehouse, Inc.......................         721           2,091
 *Hain Celestial Group, Inc............................      35,588         898,419
 *Halifax Corp.........................................       1,000           2,500
 *Hall Kinion Associates, Inc..........................      19,000         151,335
 *Ha-Lo Industries, Inc................................     116,700          82,857
 *Hamilton Bancorp, Inc................................      16,100         112,619
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800          47,580
 *Hampshire Group, Ltd.................................       2,000          19,200
 *Hampton Industries, Inc..............................       4,944           1,730
 Hancock Fabrics, Inc..................................      26,900         245,866
 Hancock Holding Co....................................      15,500         586,287
 *Handleman Co.........................................      44,300         538,245
 *Hanger Orthopedic Group, Inc.........................      33,800          55,432
 Harbor Florida Bancshares, Inc........................      38,500         637,367
 Hardinge Brothers, Inc................................      11,700         173,452
 *Harken Energy Corp...................................      21,200          58,724
 Harland (John H.) Co..................................      46,900         882,658
 Harleysville Group, Inc...............................      36,300         926,194
 Harleysville National Corp............................      10,710         420,100
 Harman International Industries, Inc..................      12,800         454,400
 *Harmonic Lightwaves, Inc.............................      62,700         534,831
 *Harolds Stores, Inc..................................       2,308           4,904
 *Harris Interactive, Inc..............................      32,500         110,825
 Harrodsburg First Financial Bancorp, Inc..............       1,100          14,124
 *Harry's Farmers Market, Inc. Class A.................       2,100           1,092
 Harsco Corp...........................................      15,900         434,070
 *Hartmarx Corp........................................      44,900         127,516
 *Harvard Industries, Inc..............................       4,800           4,320
 *Harvey Entertainment Co..............................       5,400             945
 *Hastings Entertainment, Inc..........................      12,300          35,977
 Hastings Manufacturing Co.............................         700           3,538
 *Hathaway Corp........................................       2,900          10,875

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Hauppauge Digital, Inc...............................      13,500    $     37,125
 *Hauser, Inc..........................................       5,050           3,156
 Haverty Furniture Co., Inc............................      16,200         205,740
 Haverty Furniture Co., Inc. Class A...................         400           5,400
 *Hawaiian Airlines, Inc...............................      42,400         131,016
 Hawaiian Electric Industries, Inc.....................      13,300         493,031
 *Hawk Corp............................................       9,600          64,800
 *Hawker Pacific Aerospace.............................       9,300          30,643
 Hawkins, Inc..........................................      13,800         121,440
 *Hawthorne Financial Corp.............................       7,200         124,632
 *Hayes Lemmerz International, Inc.....................      44,900         370,425
 HCC Insurance Holdings, Inc...........................      49,900       1,237,021
 *HD Vest, Inc.........................................       3,000          62,715
 *HeadHunter.Net, Inc..................................      15,400          57,365
 *Headwaters, Inc......................................      24,900         351,712
 *Headway Corporate Resources, Inc.....................      15,900          23,055
 *Health Grades, Inc...................................       8,700           1,740
 *Health Management Systems, Inc.......................      23,725          45,671
 *Health Risk Management, Inc..........................       6,500          30,712
 *HealthAxis, Inc......................................      18,300          26,901
 *Healthcare Recoveries, Inc...........................      14,600          65,919
 *Healthcare Services Group, Inc.......................      14,000          99,890
 *Healthcare.com Corp..................................      38,200         106,960
 *Healthcor Holdings...................................       3,000              22
 *HearMe...............................................       1,200             678
 *Heartland Express, Inc...............................      36,676       1,024,544
 *Hearx, Ltd...........................................      14,300          23,166
 *Hector Communications Corp...........................       4,600          54,510
 *HEI, Inc.............................................       6,100          52,246
 Heico Corp............................................      12,900         233,490
 Heico Corp. Class A...................................       3,857          67,806
 *Heidrick & Struggles International, Inc..............      19,300         621,749
 Helix Technology Corp.................................      27,000         761,670
 *Hemasure, Inc........................................       6,600           2,673
 *#Hemispherx Biopharma, Inc...........................      40,100         220,550
 Herbalife International, Inc. Class A.................      14,000         117,670
 Herbalife International, Inc. Class B.................      12,200          99,735
 Heritage Financial Corp...............................      12,400         129,518
 *Herley Industries, Inc...............................       8,400         151,200
 *Heska Corp...........................................      35,300          42,536
 *Hexcel Corp..........................................      53,300         564,980
 HF Financial Corp.....................................       6,100          73,444
 *HI/FN, Inc...........................................      11,400         208,677
 *Hibbett Sporting Goods, Inc..........................       9,000         358,245
 Hickory Tech Corp.....................................      14,900         207,110
 *High Plains Corp.....................................      21,300          79,662
 *Highlands Insurance Group, Inc.......................      19,500          93,210
 Hilb Rogal Hamilton Co................................      21,000         885,150
 *Hines Horticulture, Inc..............................      30,600         126,225
 *Hirsch International Corp. Class A...................       5,500           6,270
 *Hi-Shear Industries, Inc.............................         500           1,475
 *Hi-Shear Technology Corp.............................       8,600          17,630
 *Hi-Tech Pharmacal, Inc...............................       4,400          32,912
 *HMI Industries, Inc..................................       5,400           6,210
 HMN Financial, Inc....................................       6,000          90,120
 *HNC Software, Inc....................................      13,800         387,297
 *Hoenig Group, Inc....................................      10,600         112,837
 *Holiday RV Superstores, Inc..........................       9,400          35,062
 *Hollis-Eden Pharmaceuticals, Inc.....................      17,900         140,157
 Holly Corp............................................      10,700         459,565
 *Hollywood Casino Corp. Class A.......................      37,600         323,360
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hollywood Entertainment Corp.........................      64,200    $    364,977
 *Hollywood Media Corp.................................      23,500          99,522
 *Hologic, Inc.........................................      21,500         119,002
 Home Federal Bancorp..................................       6,100         104,005
 Home Loan Financial Corp..............................       2,400          24,420
 *Home Products International, Inc.....................       9,400          20,398
 *#Homebase, Inc.......................................      46,050         151,044
 *#Homegold Financial, Inc.............................       7,700           3,388
 *Homeland Holding Corp................................       3,000             705
 Hooper Holmes, Inc....................................     100,100         990,990
 *Hoover's, Inc........................................      10,200          36,975
 HopFed Bancorp, Inc...................................       2,100          26,061
 Horace Mann Educators Corp............................      58,800       1,244,208
 Horizon Financial Corp................................      13,860         152,817
 *Horizon Health Corp..................................       6,700          59,295
 *Horizon Medical Products, Inc........................       7,400           7,585
 *Horizon Offshore, Inc................................      26,300         483,525
 *Horizon Organic Holding Corp.........................      13,700          88,981
 *Horizon Pharmacies, Inc..............................       7,600           4,940
 *Hot Topic, Inc.......................................      31,600         912,608
 *HotJobs.com, Ltd.....................................      43,900         262,083
 *Houston Exploration Co...............................      31,500       1,070,685
 *Hovnanian Enterprises, Inc. Class A..................      30,626         520,336
 *Hovnanian Enterprises, Inc. Class B..................       1,150          19,538
 *#Howell Corp.........................................       2,310          32,224
 *Howtek, Inc..........................................       3,600           7,902
 *HPSC, Inc............................................       2,100          18,480
 *HS Resources, Inc....................................      28,300       1,849,971
 *HTE, Inc.............................................      19,100          52,716
 *Hub Group, Inc. Class A..............................       9,800         129,213
 *Hudson Hotels Corp...................................       1,033             832
 Hudson River Bancorp, Inc.............................      21,500         423,550
 *#Hudson Technologies, Inc............................       6,600          13,662
 Hudson United Bancorp.................................      18,400         448,776
 *Huffy Corp...........................................      13,000         131,560
 Hughes Supply, Inc....................................      35,500         688,345
 *Hungry Minds, Inc....................................      16,100         107,065
 *Hunt (J.B.) Transport Services, Inc..................      56,200       1,125,967
 Hunt Corp.............................................      13,600          74,936
 *Huntco, Inc. Class A.................................       4,900           5,512
 *Hurco Companies, Inc.................................       6,200          21,049
 *Hutchinson Technology, Inc...........................      39,700         582,597
 *Hycor Biomedical, Inc................................      11,900          86,929
 *Hypercom Corp........................................      54,600         214,578
 *HyperFeed Technologies, Inc..........................      22,600          52,319
 *Hyperion Solutions Corp..............................      34,635         527,664
 *Hyseq, Inc...........................................      21,200         268,922
 *I.C. Isaacs & Co., Inc...............................       7,200           4,968
 *i3 Mobile, Inc.......................................       3,600           9,126
 *#iBasis, Inc.........................................      13,700          53,772
 Iberiabank Corp.......................................       8,500         237,787
 *Ibis Technology Corp.................................      13,300         168,976
 *Ico, Inc.............................................      14,320          35,657
 *ICT Group, Inc.......................................      15,700         258,500
 *ICU Medical, Inc.....................................      10,700         395,525
 *IdeaMall, Inc........................................      13,500          22,882
 *Identix, Inc.........................................      53,300         347,516
 Idex Corp.............................................      26,700         863,745
 *IDEXX Laboratories, Inc..............................      30,800         916,762
 *IDT Corp.............................................      29,500         770,835
 *IDX Systems Corp.....................................      41,500         700,935
 *IEC Electronics Corp.................................       8,100          10,449

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *IFR Systems, Inc.....................................      10,700    $     24,021
 *iGate Capital Corp...................................      50,400          97,020
 *#IGEN, Inc...........................................      24,900         552,904
 *IGI, Inc.............................................       9,600           5,760
 *Igo Corp.............................................       5,000           3,150
 *IHOP Corp............................................      27,900         711,450
 *II-VI, Inc...........................................      14,370         219,214
 Ikon Office Solutions, Inc............................      78,200         633,420
 *Ikos Systems, Inc....................................      13,700         109,394
 *Il Fornaio (America) Corp............................       5,800          63,597
 *Illuminet Holdings, Inc..............................      12,900         383,581
 *Image Entertainment, Inc.............................      24,600          68,880
 *ImageX.com, Inc......................................       7,000          10,045
 *iManage, Inc.........................................       4,300          13,480
 *Imation Corp.........................................      19,600         427,868
 *Imatron, Inc.........................................     144,600         268,233
 IMCO Recycling, Inc...................................      20,600         145,230
 *Immersion Corp.......................................       5,800          24,708
 *Immucor, Inc.........................................       3,200           7,936
 *Immune Response Corp.................................      42,500         208,887
 *Immunogen, Inc.......................................      46,300         747,976
 *Immunomedics, Inc....................................      38,000         611,610
 *Impath, Inc..........................................      22,600         846,257
 *Impax Laboratoroes, Inc..............................      15,300         173,808
 *Impco Technologies, Inc..............................      17,000         525,045
 *Imperial Credit Industries, Inc......................      45,290          55,027
 *Imperial Sugar Co....................................      14,551           1,841
 *Impreso.com, Inc.....................................       5,300           9,725
 *IMR Global Corp......................................      69,100         567,656
 *Incara Pharmaceuticals Corp..........................       8,600          15,738
 *Incyte Pharmaceuticals, Inc..........................       4,200          89,145
 Independence Community Bank Corp......................      17,540         334,400
 Independence Holding Co...............................       2,750          40,081
 Independent Bank Corp.................................      21,600         350,460
 Independent Bank East.................................      17,125         441,226
 *Individual Investor Group, Inc.......................      12,700           3,365
 *Indus International, Inc.............................      51,200         244,224
 Industrial Bancorp, Inc...............................       4,100          82,861
 *Industrial Data Systems Corp.........................       5,000           5,225
 *Industrial Distribution Group, Inc...................       9,700          20,855
 *Industrial Holdings, Inc.............................      13,000          26,325
 *Industri-Matematik International Corp................      38,000          38,760
 *Inet Technologies, Inc...............................      16,400         122,344
 *Infinium Software, Inc...............................      18,800          19,646
 *Infocrossing, Inc....................................       8,000          59,240
 *Infocure Corp........................................      46,900          64,253
 *InFocus Corporation..................................      25,300         427,696
 *Infogrames, Inc......................................      25,200         172,368
 *Infonautics Corp. Class A............................       8,500           6,715
 *#Information Architects Corp.........................      46,600          90,637
 *Information Holdings, Inc............................      24,400         551,440
 *Information Resources, Inc...........................      36,800         336,536
 *InforMax, Inc........................................      11,600          68,440
 *Inforte Corp.........................................       4,600          47,035
 *InfoSpace, Inc.......................................       2,700          10,489
 *infoUSA, Inc.........................................      78,700         360,446
 *Infu-tech, Inc.......................................       2,000           2,410
 *Ingenuus Corp........................................      29,700           6,979
 Ingles Market, Inc. Class A...........................      14,800         150,738
 *Inkine Pharmaceutical Co., Inc.......................      13,700          60,691
 *Inktomi Corp.........................................      39,300         392,803
                                                            SHARES           VALUE+
                                                            ------           ------
 *Innodata Corp........................................       7,200    $     43,092
 *Innotrac Corp........................................      17,500         114,975
 *Innovative Clinical Solutions, Ltd...................         968             387
 *#Innovative Gaming Corp. of America..................       8,300          11,454
 *Innoveda, Inc........................................      19,700          60,971
 *Innovex, Inc.........................................      23,700          90,652
 *Inprimis, Inc........................................      17,200           5,246
 *Input/Output, Inc....................................      79,500         946,050
 *Insight Enterprises, Inc.............................      16,543         380,572
 *Insignia Financial Group, Inc........................      28,733         344,796
 *Insilco Holding Co...................................         192           4,800
 *inSilicon Corp.......................................       5,900          21,063
 *Insite Vision, Inc...................................      34,100          45,694
 *Insituform East, Inc.................................       1,700           2,269
 *Insituform Technologies, Inc. Class A................      11,810         431,124
 *Insmed, Inc..........................................      28,000         170,800
 *Inspire Insurance Solutions, Inc.....................      24,550          17,799
 Insteel Industries, Inc...............................       7,900          11,455
 *Insurance Auto Auctions, Inc.........................      15,000         203,325
 *Insurance Management Solutions, Inc..................      16,600          13,031
 *InsWeb Corp..........................................      10,000           8,950
 *INT Media Group, Inc.................................       6,000          18,120
 Integra Bank Corp.....................................      22,294         456,581
 *Integra Lifesciences Corp............................      26,200         495,966
 *#Integra, Inc........................................       5,900           4,218
 *Integral Systems, Inc................................      15,000         345,075
 *Integral Vision, Inc.................................      11,700           2,106
 *IntegraMed America, Inc..............................       4,800          24,600
 *Integrated Circuit Systems, Inc......................      47,100         773,382
 *Integrated Electrical Services, Inc..................      44,800         402,752
 *Integrated Information Systems, Inc..................       5,000           4,925
 *Integrated Measurement System, Inc...................      10,300         193,743
 *Integrated Silicon Solution, Inc.....................      38,400         515,136
 *Integrated Telecom Express, Inc......................         700           1,781
 *INTELFILM Corp.......................................       8,300           5,436
 *Intellidata Technologies Corp........................      60,000         314,400
 *Intelligent Systems Corp.............................       5,800          25,317
 *Intelligroup, Inc....................................      23,300          27,028
 *Inter Parfums, Inc...................................      15,300         188,725
 *Interactive Intelligence, Inc........................       4,000          54,020
 *InterCept Group, Inc.................................      20,500         611,617
 Interchange Financial Services Corp...................       8,400         151,788
 *InterDent, Inc.......................................      22,600          10,961
 *Interdigital Communications Corp.....................      56,300         781,725
 Interface, Inc. Class A...............................      58,800         361,620
 *Interferon Scientific, Inc...........................       2,435           1,120
 *Intergraph Corp......................................      59,300         888,314
 *#Interliant, Inc.....................................      45,500          53,917
 *Interlink Electronics................................      16,900         147,959
 *Interlinq Software Corp..............................       6,200          12,555
 *Interlogix, Inc......................................      23,000         545,445
 *Interlott Technologies, Inc..........................       8,200          42,640
 *Intermagnetics General Corp..........................      21,858         706,013
 *#Intermedia Communications of Florida, Inc...........       1,800          30,744
 Intermet Corp.........................................      31,300         148,988
 *InterMune, Inc.......................................       8,300         320,006
 *Internap Network Services Corp.......................      76,300         210,206
 *International Aircraft Investors.....................       4,200          16,926
 International Aluminum Corp...........................       2,100          44,394
 *#International FiberCom, Inc.........................      46,900         174,937

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#International Microcomputer Software, Inc...........       5,100    $        803
 International Multifoods Corp.........................      30,000         577,500
 *International Remote Imaging Systems, Inc............      10,100          18,180
 International Shipholding Corp........................       7,900          65,965
 *International Speciality Products, Inc...............      89,000         864,190
 *International Total Services, Inc....................       5,600           1,512
 *Internet Commerce and Communications, Inc............      23,300           6,640
 *Internet Commerce Corp...............................       4,000          10,300
 *#Internet Pictures Corp..............................       2,500           1,700
 *Interneuron Pharmaceuticals, Inc.....................      56,900         380,945
 *Interphase Corp......................................       9,300          64,821
 *#Interplay Entertainment Corp........................      29,200          80,154
 Interpool, Inc........................................      38,000         514,900
 *Interpore International..............................      30,100         157,272
 Interstate Bakeries Corp..............................      15,900         237,705
 *Interstate National Dealers Services, Inc............       6,000          31,020
 Inter-Tel, Inc........................................      42,700         535,885
 *Intervisual Books, Inc. Class A......................       1,000           1,590
 *Intervoice, Inc......................................      55,117         563,020
 *Intest Corp..........................................      10,100          76,255
 *Intevac, Inc.........................................      15,300          83,308
 *Intimate Brands, Inc.................................      18,800         284,632
 *IntraBiotics Pharmaceuticals, Inc....................       5,400          11,610
 *IntraNet Solutions, Inc..............................      25,400         917,321
 *#Intraware, Inc......................................      27,300          50,641
 *Intrusion.com, Inc...................................      30,100          91,955
 Invacare Corp.........................................      31,100       1,153,810
 *Inverness Medical Technology, Inc....................      29,416       1,067,801
 Investors Title Co....................................       1,400          20,622
 *Invision Technologies, Inc...........................      17,100          58,995
 *Invivo Corp..........................................       6,800          65,858
 *Iomed, Inc...........................................       9,700          30,361
 *Iomega Corp..........................................      74,400         201,624
 *Ion Networks, Inc....................................      21,900          17,848
 *Ionics, Inc..........................................      23,800         644,980
 *Iridex Corp..........................................       8,600          35,819
 Irwin Financial Corp..................................      29,500         655,047
 *Isco, Inc............................................      14,735         126,721
 *Isis Pharmaceuticals, Inc............................      61,400         735,265
 *Isle of Capri Casinos, Inc...........................      46,300         375,724
 *Isolyser Co., Inc....................................      61,910          96,270
 *I-Stat Corp..........................................      29,200         486,472
 *IT Group, Inc .......................................      36,080         224,778
 *ITC Deltacom, Inc....................................      59,500         315,945
 *ITC Learning Corp....................................       3,800             760
 *ITLA Capital Corp....................................       9,200         155,986
 *#Itron, Inc..........................................      24,200         273,581
 *ITT Educational Services, Inc........................      37,300       1,342,800
 *ITXC Corp............................................      13,200          51,282
 *Ivex Packaging Corp..................................      27,500         423,500
 *IVI Checkmate Corp...................................      24,500          78,522
 *#iVillage, Inc.......................................       4,100           5,924
 *#iXL Enterprises, Inc................................      35,700          45,517
 *IXYS Corp............................................      34,200         444,087
 *J & J Snack Foods Corp...............................      12,700         296,291
 *J Net Enterprises, Inc...............................       8,600          37,840
 *J. Alexander's Corp..................................       9,600          23,040
 *J. D. Edwards & Co...................................       1,600          17,288
                                                            SHARES           VALUE+
                                                            ------           ------
 *J. Jill Group, Inc...................................      16,000    $    276,880
 J. M. Smucker Co......................................      12,200         305,244
 *j2 Global Communication, Inc.........................       9,866          37,788
 *Jack in the Box, Inc.................................      15,500         397,575
 Jacksonville Bancorp, Inc.............................       1,600          30,272
 *Jaclyn, Inc..........................................       1,300           3,510
 *Jaco Electronics, Inc................................       8,859          61,884
 *Jacobson Stores, Inc.................................       7,400          26,640
 *Jakks Pacific, Inc...................................      31,600         497,068
 *JDA Software Group, Inc..............................      38,700         588,433
 Jefferies Group, Inc..................................      38,100       1,163,955
 *Jennifer Convertibles, Inc...........................       1,300           2,600
 JLG Industries, Inc...................................      65,700         771,975
 *JLM Industries, Inc..................................       6,500          14,787
 *JMAR Industries, Inc.................................      30,400         118,408
 *JNI Corp.............................................      10,800         144,342
 *Jo-Ann Stores, Inc. Class A..........................       4,500          19,800
 *Jo-Ann Stores, Inc. Class B..........................       3,400           9,622
 *Johnson Outdoors, Inc................................       6,700          50,015
 *Jones Lang LaSalle, Inc..............................      41,200         517,060
 *Jore Corp............................................      10,000           2,900
 *Jos. A. Bank Clothiers, Inc..........................       7,600          46,588
 *Joule, Inc...........................................       1,500           2,040
 *Journal Register Co..................................      54,200         921,400
 *JPM Co...............................................      10,200           2,193
 *JPS Industries, Inc..................................      10,700          56,977
 *Judge.com, Inc.......................................      16,700          22,127
 *Juno Lighting, Inc...................................         980           9,682
 *#Juno Online Services, Inc...........................      32,500          43,387
 *Jupiter Media Metrix, Inc............................       7,800          11,739
 K Swiss, Inc. Class A.................................      12,100         292,275
 *K2, Inc..............................................      28,675         295,352
 *Kaiser Aluminum Corp.................................     114,400         474,760
 *Kaiser Ventures, Inc.................................       9,500         121,220
 Kaman Corp. Class A...................................      34,900         595,045
 *Kaneb Services, Inc..................................      47,400         326,586
 *Kansas City Southern Industries, Inc.................      69,800       1,123,082
 *Kasper A.S.L., Ltd...................................       5,500             825
 Katy Industries, Inc..................................      10,100          53,530
 Kaydon Corp...........................................      29,900         772,616
 Kaye Group, Inc.......................................       3,000          41,625
 KB Home Corp..........................................      17,600         447,216
 *KBK Capital Corp.....................................       5,000          18,500
 *KCS Energy, Inc......................................      11,800          99,592
 *Keane, Inc...........................................       4,800          90,768
 *Keith Companies, Inc.................................       1,800          32,580
 Keithley Instruments, Inc.............................       2,000          51,200
 *#Kellstrom Industries, Inc...........................      19,100          31,706
 Kellwood Co...........................................      38,200         898,082
 Kelly Services, Inc...................................       6,900         161,632
 *Kendle International, Inc............................      14,600         273,896
 Kennametal, Inc.......................................      13,100         460,203
 *Kennedy-Wilson, Inc..................................      11,800          43,424
 *Kensey Nash Corp.....................................      19,300         253,988
 *Kent Electronics Corp................................      42,700         914,207
 *Kentucky Electric Steel, Inc.........................       2,800           3,780
 Kentucky First Bancorp, Inc...........................         900          10,589
 *#Keravision, Inc.....................................      26,400             594
 *Kevco, Inc...........................................       8,300             208
 Kewaunee Scientific Corp..............................       2,000          20,060
 *Key Energy Group, Inc................................      64,500         883,650
 *Key Production Co., Inc..............................      21,304         394,124

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Key Technology, Inc..................................       6,100    $     35,319
 *Key Tronic Corp......................................      15,400          28,182
 *Keystone Automotive Industries, Inc..................      23,040         232,704
 *Keystone Consolidated Industries, Inc................      13,000          22,100
 *kforce.com, Inc......................................      48,427         315,502
 *#KFX, Inc............................................      34,900          80,270
 Kimball International, Inc. Class B...................      38,700         561,344
 *Kimmins Corp.........................................       3,400           1,938
 *Kinark Corp..........................................       6,800           8,840
 *Kirby Corp...........................................      39,200         980,000
 *Kit Manufacturing Co.................................         300             938
 Klamath First Bancorp, Inc............................       9,900         142,164
 Knape & Vogt Manufacturing Co.........................       3,190          41,247
 *Knight Transportation, Inc...........................      19,300         541,269
 *Koala Corp...........................................      12,000          48,360
 *#Komag, Inc..........................................     120,334          84,835
 *Kopin Corp...........................................      26,000         246,090
 *Korn/Ferry International.............................      37,900         820,535
 *Kos Pharmaceuticals, Inc.............................      27,100         678,584
 *Koss Corp............................................       3,300         116,408
 *#Krauses Furniture, Inc..............................      23,100           6,468
 *Kroll-O'Gara Co......................................      34,800         253,170
 *Kronos, Inc..........................................      19,600         642,096
 *Krug International Corp..............................       1,048           2,201
 *#K-Tel International, Inc............................      12,700           1,746
 *K-Tron International, Inc............................       6,200          91,171
 *Kulicke & Soffa Industries, Inc......................      53,000         785,990
 *Kushner-Locke Co.....................................      16,600           1,951
 *K-V Pharmaceutical Co. Class A.......................      24,600         526,194
 *K-V Pharmaceutical Co. Class B.......................      12,450         267,052
 *KVH Industries, Inc..................................      10,600          80,507
 *#L90, Inc............................................       6,000          13,950
 *La Jolla Pharmceutical Co............................      35,100         254,124
 *LaBarge, Inc.........................................      18,600          54,498
 *LabOne, Inc..........................................      19,050         143,732
 *Labor Ready, Inc.....................................      70,600         281,694
 Laclede Gas Co........................................      30,200         721,780
 *Laclede Steel Co.....................................       2,700               0
 *LaCrosse Footwear, Inc...............................       9,000          25,200
 *Ladish Co., Inc......................................      17,400         233,856
 *Lakeland Industries, Inc.............................       2,000           9,160
 *Lakes Gaming, Inc....................................      11,475         110,045
 *Lamson & Sessions Co.................................      21,600         226,368
 *Lancaster Colony Corp................................      13,600         422,348
 Lance, Inc............................................      40,500         469,800
 *Lancer Corp..........................................      10,925          69,374
 *Landair Corp.........................................       4,100          22,366
 Landamerica Financial Group, Inc......................      19,100         545,305
 Landauer, Inc.........................................      12,200         355,020
 *Landec Corp..........................................      17,500          66,763
 *Landmark Systems, Inc................................      21,400          77,575
 Landrys Seafood Restaurants, Inc......................      31,700         475,500
 *Lands End, Inc.......................................      32,200       1,155,336
 *Landstar Systems, Inc................................      13,400         887,147
 *Larscom, Inc.........................................      11,500          27,198
 *Laser Pacific Media Corp.............................      12,200          40,016
 *#Laser Technology, Inc...............................       5,000           6,000
 *Laser Vision Centers, Inc............................      34,400         117,476
 *#Laserscope..........................................      15,100          27,709
 *#LaserSight Corporation..............................      28,400          69,154
 *Lason, Inc...........................................      27,300           7,371
                                                            SHARES           VALUE+
                                                            ------           ------
 *Latitude Communications, Inc.........................      23,100    $     42,620
 *Launch Media, Inc....................................      10,500           8,190
 Lawrence Savings Bank.................................       4,300          50,848
 Lawson Products, Inc..................................      12,800         351,360
 *Layne Christensen Co.................................      20,200         168,165
 *Lazare Kaplan International, Inc.....................      12,000          67,800
 La-Z-Boy, Inc.........................................      24,100         453,080
 LBP, Inc..............................................       3,200          17,696
 *LCA-Vision, Inc......................................      71,400         205,632
 *LCC International, Inc. Class A......................      18,200          95,823
 *LeadingSide, Inc.....................................      15,100             151
 *Leapnet, Inc.........................................      36,622          10,803
 *#Learn2.com, Inc.....................................      76,415          19,486
 *Learning Tree International, Inc.....................      13,300         314,678
 *Lechters, Inc........................................      17,000           1,785
 *Lecroy Corp..........................................      12,500         214,063
 *Lectec Corp..........................................       5,000          11,375
 Ledger Capital Corp...................................       3,400          35,190
 *LendingTree, Inc.....................................       5,500          33,248
 Lennox International, Inc.............................      27,605         252,586
 Lesco, Inc............................................      13,600         164,764
 *Let's Talk Cellular & Wireless, Inc..................       4,000             110
 *#Level 8 Systems, Inc................................      20,129          92,795
 *Lexicon Genetics, Inc................................      16,800         168,420
 Libbey, Inc...........................................      18,900         584,955
 *Liberate Technologies, Inc...........................      37,300         315,931
 Liberty Bancorp, Inc..................................       2,700          28,796
 Liberty Corp..........................................      19,800         747,450
 *Liberty Digital, Inc.................................      13,300          72,618
 Liberty Homes, Inc. Class A...........................         200           1,090
 *Liberty Livewire Corp. Class A.......................       4,280          27,927
 *Life Financial Corp..................................      12,000           8,160
 *Lifecell Corp........................................      17,500          30,800
 *Lifecore Biomedical, Inc.............................      20,200         120,998
 *Lifeline Systems, Inc................................       4,100          75,953
 *LifeMinders, Inc.....................................       7,300          10,001
 *#LifePoint, Inc......................................      12,100          45,980
 Lifetime Hoan Corp....................................      15,062         109,200
 *Ligand Pharmaceuticals, Inc. Class B.................      55,977         739,176
 *Lightbridge, Inc.....................................      42,421         647,981
 *Lightning Rod Software, Inc..........................         580             168
 *LightPath Technologies, Inc..........................      21,900         234,440
 Lillian Vernon Corp...................................      11,600          85,260
 Lincoln Electric Holdings.............................      16,900         403,572
 Lindsay Manufacturer Co...............................      15,700         280,245
 *Linens 'n Things, Inc................................      14,600         422,086
 *Lionbridge Technologies, Inc.........................      22,900          41,793
 Liqui Box Corp........................................       4,400         169,950
 *Liquid Audio, Inc....................................      19,200          49,248
 *Lithia Motors, Inc. Class A..........................      12,000         231,600
 *#Litronic, Inc.......................................       2,200           8,602
 *Littlefield, Adams & Co..............................         900              28
 *Littlefuse, Inc......................................      29,800         836,039
 *LLEX Oncology, Inc...................................      29,900         653,465
 *LLX Resorts, Inc.....................................       2,900           9,570
 *LMI Aerospace, Inc...................................       7,900          39,066
 LNR Property Corp.....................................      32,600       1,013,860
 *Lodgenet Entertainment Corp..........................      19,500         345,150
 *#Lodgian, Inc........................................      22,000          17,600
 *Loews Cineplex Entertainment Corp....................      68,100           9,534
 *#Log On America, Inc.................................         600             246
 *Logic Devices, Inc...................................      10,000          14,450

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Logility, Inc........................................      20,900    $     70,956
 *Lojack Corp..........................................      25,700         147,775
 Lone Star Steakhouse Saloon...........................      41,500         538,463
 *Lone Star Technologies, Inc..........................       9,500         424,175
 Longs Drug Stores Corp................................      15,700         376,800
 Longview Fibre Co.....................................      72,300         957,975
 *#LookSmart, Ltd......................................      34,400          48,848
 *Lowrance Electronics, Inc............................       2,200           7,018
 LSB Bancshares, Inc. NC...............................       5,156          68,704
 LSI Industries, Inc...................................      14,700         389,109
 *LSI Logic Corp.......................................       5,002          91,587
 *#LTV Corp............................................     125,800           7,988
 *LTX Corp.............................................      35,500         861,053
 Luby's Cafeterias, Inc................................      32,900         280,308
 Lufkin Industries, Inc................................       8,200         245,877
 *#Luminant Worldwide Corp.............................       3,700           2,498
 *Luminex Corp.........................................       8,700         187,529
 *Lund International Holdings, Inc.....................       2,200           1,606
 *Lydall, Inc..........................................      23,700         336,540
 *Lynch Corp...........................................       2,200          64,900
 *Lynch Interactive Corp...............................       4,400         233,200
 *#Lynx Therapeutics, Inc..............................      18,200         121,212
 *M.H. Meyerson & Co., Inc.............................       8,300          15,480
 MacDermid, Inc........................................      31,400         542,592
 *Mace Security International, Inc.....................      26,100          27,275
 *Mac-Gray Corp........................................      23,100          85,470
 *Mackie Designs, Inc..................................      16,100          89,919
 *Macromedia, Inc......................................      12,340         276,231
 *Madden (Steven), Ltd.................................      19,700         317,466
 *Made2Manage Systems, Inc.............................       7,000          27,160
 Madison Gas & Electric Co.............................      25,000         589,500
 MAF Bancorp, Inc......................................      36,000         980,100
 *Magellan Health Services, Inc........................      39,600         478,368
 *Magna Entertainment Corp.............................       6,200          37,603
 *Magnetek, Inc........................................      37,200         459,420
 *Magnum Hunter Resources, Inc.........................      32,200         305,578
 *MAI Systems Corp.....................................       7,600           4,180
 *MAII Holdings, Inc...................................       7,900          21,251
 *Mail-Well, Inc.......................................      80,600         435,240
 *Main Street & Main, Inc..............................      16,000          62,160
 Main Street Bancorp, Inc..............................      13,700         137,000
 Maine Public Service Co...............................       1,700          51,000
 *#Major Automotive Companies, Inc.....................       4,380          12,395
 *Mallon Resources Corp................................      12,700          76,581
 *Management Network Group, Inc........................      10,800          72,090
 *Manatron, Inc........................................       1,102           5,620
 *Manchester Technologies, Inc.........................      12,600          30,996
 *Manhattan Associates, Inc............................      32,000       1,056,160
 Manitowoc Co., Inc....................................      35,150         978,225
 *Manning (Greg) Auctions, Inc.........................       9,200          19,780
 *Mapics, Inc..........................................      28,900         153,315
 *Mapinfo Corp.........................................      19,200         567,072
 *marchFIRST, Inc......................................      27,900               0
 Marcus Corp...........................................      21,700         310,310
 *Marimba, Inc.........................................      20,400          47,838
 Marine Products Corp..................................      22,620          99,528
 *MarineMax, Inc.......................................      17,500         152,950
 *#Marisa Christina, Inc...............................       6,700          10,452
 Maritrans, Inc........................................      14,900         148,106
 *Markel Corp..........................................       4,000         783,000
 *#Marketing Services, Inc.............................      38,800          40,546
 *MarketWatch.com, Inc.................................      19,800          56,133
                                                            SHARES           VALUE+
                                                            ------           ------
 *MarkWest Hydrocarbon, Inc............................       8,500    $     62,050
 *Marlton Technologies, Inc............................       7,800           3,705
 Marsh Supermarkets, Inc. Class A......................       1,600          23,456
 Marsh Supermarkets, Inc. Class B......................       5,800          72,906
 *Martek Biosciences Corp..............................      26,700         593,007
 *Marten Transport, Ltd................................       4,200          60,795
 *#Marvel Enterprises, Inc.............................      22,100          52,819
 *Mascotech, Inc.......................................      60,200               0
 Massbank Corp.........................................       4,200         142,023
 *Mastec, Inc..........................................      19,100         306,937
 *Matec Corp...........................................       1,650           7,673
 *Material Sciences Corp...............................      20,500         165,025
 *Mathsoft, Inc........................................       6,300          13,797
 *Matlack Systems, Inc.................................      11,800           3,245
 *Matria Healthcare, Inc...............................      12,900         203,498
 *Matritech, Inc.......................................      40,100         139,348
 *Matrix Bancorp, Inc..................................       9,500          98,040
 *Matrix Pharmaceutical, Inc...........................      36,900         390,587
 *Matrix Service Co....................................      10,800          78,516
 *MatrixOne, Inc.......................................      17,600         326,656
 Matthews International Corp. Class A..................      21,300         746,778
 *Mattson Technology, Inc..............................      47,445         830,050
 *Maui Land & Pineapple Company, Inc...................       4,300          94,815
 *Maverick Tube Corp...................................      34,500         833,175
 *Max & Ermas Restaurants, Inc.........................       3,300          32,076
 *Maxco, Inc...........................................       4,000          25,500
 *#Maxicare Health Plans, Inc..........................       3,580           4,475
 *Maxim Pharmaceuticals, Inc...........................      17,100         144,923
 *Maximus, Inc.........................................      31,500       1,160,775
 *Maxtor Corp..........................................      45,100         273,757
 *Maxwell Shoe Company, Inc............................      11,400         184,110
 *Maxwell Technologies, Inc............................      15,800         331,484
 *Maxxam, Inc..........................................       8,700         180,960
 *Maxygen, Inc.........................................       9,400         164,077
 *Maynard Oil Co.......................................       6,200         127,968
 *Mayor's Jewelers, Inc................................      25,800          97,266
 *Mays (J.W.), Inc.....................................         200           2,050
 *Mazel Stores, Inc....................................      12,700          40,640
 *MB Financial, Inc....................................       7,100         157,230
 *McClain Industries, Inc..............................       1,166           3,061
 McGrath Rent Corp.....................................      12,600         346,437
 *MCK Communications, Inc..............................      16,700          34,820
 *McMoran Exploration Co...............................      22,164         293,673
 *McNaughton Apparel Group, Inc........................      12,100         272,190
 *#MCSI, Inc...........................................      19,900         319,395
 MDC Holdings, Inc.....................................      36,290       1,144,224
 *Meade Instruments Corp...............................      26,200         118,031
 *Meadow Valley Corp...................................       2,400           6,672
 Meadowbrook Insurance Group, Inc......................      11,000          44,990
 *Measurement Specialties, Inc.........................      12,900         323,532
 *Mechanical Dynamics, Inc.............................       8,100          77,558
 *Mechanical Technology, Inc...........................       4,700          47,846
 *Med-Design Corp......................................       3,600          83,070
 Medford Bancorp, Inc..................................      10,600         200,181
 *#Media 100, Inc......................................      17,700          37,790
 *#Media Arts Group, Inc...............................      20,600          66,538
 *MediaBay, Inc........................................      18,800          17,390
 *Medialink Worldwide, Inc.............................       7,300          25,733
 *Medical Action Industries, Inc.......................      14,200         106,997
 *Medical Advisory Systems, Inc........................       3,800          12,160
 *Medical Assurance, Inc...............................      34,450         533,975

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Medical Resources, Inc..............................       5,235    $         34
 *Medicore, Inc........................................       3,800           4,921
 *#Medplus, Inc........................................       7,400          14,504
 *Medquist, Inc........................................      36,900         941,319
 *Medstone International, Inc..........................       6,000          29,520
 *MEDTOX Scientific, Inc...............................       3,000          24,600
 *Memberworks, Inc.....................................      23,700         557,069
 *MEMC Electronic Materials, Inc.......................      45,000         310,500
 *Mens Warehouse, Inc..................................      15,700         420,446
 Mentor Corp...........................................      38,000       1,004,150
 *Mentor Graphics Corp.................................      43,300       1,139,007
 *Mercator Software, Inc...............................      33,400          77,488
 Merchants Bancshares, Inc.............................       5,500         157,850
 Merchants Group, Inc..................................       1,300          25,740
 *Mercury Air Group, Inc...............................       8,400          58,716
 *Mercury Computer Systems, Inc........................      19,300         920,707
 Meridian Bioscience, Inc..............................      18,900          99,887
 Meridian Insurance Group, Inc.........................       3,267          98,059
 *Meridian Medical Technology, Inc.....................       4,600          68,103
 *Meridian Resource Corp...............................      69,000         503,700
 *MeriStar Hotels & Resorts, Inc.......................      38,200          78,310
 *Merit Medical Systems, Inc...........................      12,400          94,364
 *Merix Corp...........................................      16,200         331,776
 *Merrimac Industries, Inc.............................       1,160          17,284
 *Mesa Air Group, Inc..................................      53,700         625,068
 *Mesa Labs, Inc.......................................       4,900          24,990
 *Mesaba Holdings, Inc.................................      32,450         356,463
 *Messagemedia, Inc....................................      89,100          37,868
 *Mestek, Inc..........................................       5,400         141,480
 *Meta Group, Inc......................................      16,500          41,333
 Metals USA, Inc.......................................      57,900         127,959
 *Metatec Corp. Class A................................       7,800           8,190
 *Metawave Communications Corp.........................      16,900          67,009
 Methode Electronics, Inc. Class A.....................      30,500         227,683
 Met-Pro Corp..........................................      11,175         157,009
 *#Metricom, Inc.......................................      30,700         122,033
 *Metro Information Services, Inc......................      19,300          94,088
 *Metro One Telecommunications, Inc....................      18,500         832,593
 *Metrocall, Inc.......................................      36,985           3,218
 MetroCorp. Bancshares, Inc............................       7,100          69,545
 *Metrologic Instruments, Inc..........................       4,900          50,838
 *Metromedia International Group, Inc..................     152,300         434,055
 *Metropolitan Financial Corp..........................       4,100          14,801
 Metrowest Bank........................................      20,000         166,900
 MFB Corp..............................................       1,800          34,875
 *MFRI, Inc............................................       4,900          13,108
 *MGI Pharma, Inc......................................      26,300         269,838
 MI Schottenstein Homes, Inc...........................      10,500         411,600
 *Michael Anthony Jewelers, Inc........................       7,400          12,950
 *Michaels Stores, Inc.................................      13,000         483,535
 *Micro Component Technology, Inc......................      16,252          55,094
 *Micro Linear Corp....................................      18,700          44,974
 *Microcide Pharmaceuticals, Inc.......................      17,800          74,849
 MicroFinancial, Inc...................................       4,000          64,800
 *Micrografx, Inc......................................      14,700          16,097
 *Micron Electronics, Inc..............................      59,100         103,425
 *Micros Systems, Inc..................................      26,700         569,111
 *Micros to Mainframes, Inc............................       7,100           8,627
 *Microsemi Corp.......................................      21,500       1,235,283
 *Microtest, Inc.......................................      13,000          48,295
 *Micro-Therapeutics, Inc..............................      13,800          82,041
 *Microvision, Inc.....................................      13,800         340,515
                                                            SHARES           VALUE+
                                                            ------           ------
 *Microware Systems Corp...............................      19,500    $     10,530
 Mid America Banccorp..................................      14,214         341,136
 *Mid Atlantic Medical Services, Inc...................      66,700       1,101,884
 Midas, Inc............................................      26,000         346,840
 Middleby Corp.........................................      14,300          86,515
 Middlesex Water Co....................................       4,200         150,213
 Midland Co............................................       3,300         117,480
 Mid-State Bancshares..................................      20,600         314,047
 *Midway Airlines Corp.................................       9,400          32,383
 *#Midway Games, Inc...................................      60,300         699,480
 Midwest Banc Holdings, Inc............................      12,000         243,480
 *Midwest Express Holdings, Inc........................      23,100         394,779
 Midwest Grain Products, Inc...........................      10,400          94,952
 *Mikohn Gaming Corp...................................       7,500          46,275
 Milacron, Inc.........................................      53,000         885,100
 *#Milestone Scientific, Inc...........................       8,800           6,160
 Millennium Chemicals, Inc.............................      15,600         249,600
 *Miller Industries, Inc...............................      52,400          46,112
 *Millerbuilding Systems Escrow Shares.................       3,200             960
 *Miltope Group, Inc...................................      11,000          18,480
 *MIM Corp.............................................      24,600         130,503
 Mine Safety Appliances Co.............................      17,000         497,250
 Minerals Technologies, Inc............................      24,300         981,720
 *Mining Services International Corp...................       2,500           3,013
 Minntech Corp.........................................      10,200          99,705
 Minuteman International, Inc..........................       1,000           9,730
 *MIPS Technologies, Inc...............................      21,700         385,609
 *Miravant Medical Technologies........................      30,200         352,585
 *Misonix, Inc.........................................       7,100          45,795
 *Mission Resources Corp...............................      22,200         178,932
 Mississippi Chemical Corp.............................      39,142         133,866
 Mississippi Valley Bancshares, Inc....................      12,100         435,600
 *Mitcham Industries, Inc..............................      14,900         103,704
 *Mitek Systems, Inc...................................      11,400           8,322
 *Mity-Lite, Inc.......................................       7,200          58,140
 *MKS Instruments, Inc.................................      36,988         987,395
 *Mobile Mini, Inc.....................................      16,300         468,055
 *Mobius Management Systems, Inc.......................      26,000         101,530
 Mocon, Inc............................................       7,800          55,458
 *Modem Media, Inc.....................................       1,800           5,373
 Modine Manufacturing Co...............................      22,700         578,056
 *Modis Professional Services, Inc.....................      81,100         463,081
 *Modtech Holdings, Inc................................      18,457         198,874
 *Moldflow Corp........................................       3,100          52,499
 *Molecular Devices Corp...............................      17,340         382,607
 *Monaco Coach Corp....................................      28,300         621,468
 *Monarch Casino and Resort, Inc.......................      10,400          54,600
 *Monarch Dental Corp..................................      11,000           4,290
 *Mondavi (Robert) Corp. Class A.......................      11,200         542,136
 *Monro Muffler Brake, Inc.............................      10,700         141,508
 Montana Power Co......................................       9,800         125,440
 *Monterey Bay Bancorp, Inc............................       4,300          47,193
 *Monterey Pasta Co....................................      16,400         115,456
 Mony Group, Inc.......................................       2,007          73,757
 *Moog, Inc. Class A...................................       9,400         343,100
 *Moog, Inc. Class B...................................       2,000          84,000
 *Moore Medical Corp...................................       3,900          32,175
 *Morgan's Foods, Inc..................................         900             900
 *Morton Industrial Group, Inc. Class A................       1,000           1,695
 *Morton's Restaurant Group, Inc.......................       6,200         159,650
 *Mossimo, Inc.........................................      16,600          49,385
 *Mother's Work, Inc...................................       3,300          26,070

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Motient Corp.........................................      79,200    $     83,952
 *Motor Car Parts & Accessories, Inc...................       2,500           3,313
 *Motor Cargo Industries, Inc..........................       5,700          53,153
 *Motor Club of America................................         700           5,075
 Movado Group, Inc.....................................      15,200         270,636
 *Movie Gallery, Inc...................................      14,400         208,080
 *MP3.com, Inc.........................................       1,900           9,244
 *#Mpower Communications Corp..........................      29,100          51,798
 *MPW Industrial Services Group........................       5,000           7,375
 *MRO Software, Inc....................................      29,300         412,984
 *MRV Communications, Inc..............................      29,900         290,180
 *MS Carriers, Inc.....................................      18,600         549,444
 *MSC Industrial Direct Co., Inc. Class A..............      24,400         410,896
 *MSC Software Corp....................................      22,500         448,875
 *#MTI Technology Corp.................................      38,300          75,643
 *MTR Gaming Group, Inc................................       8,000          77,160
 MTS Systems Corp......................................      33,040         399,619
 *Mueller Industries, Inc..............................      13,300         425,600
 *Multex.com, Inc......................................      33,000         532,455
 *Multi Color Corp.....................................       1,000          11,550
 Myers Industries, Inc.................................      31,910         480,246
 *#MyPoints.com, Inc...................................       2,000           2,780
 *Myriad Genetics, Inc.................................       2,600         161,473
 Mystic Financial, Inc.................................       1,700          26,308
 *N & F Worldwide Corp.................................      20,700          77,625
 *NABI, Inc............................................      48,300         301,875
 Nacco Industries, Inc. Class A........................       9,100         665,210
 *Nanogen, Inc.........................................      33,100         304,686
 *Nanometrics, Inc.....................................      18,100         486,800
 *Nanophase Technologies Corp..........................      18,800         215,448
 *Napco Security Systems, Inc..........................       2,150          10,363
 *Napro Biotherapeutics, Inc...........................      32,500         372,125
 Nash Finch Co.........................................      14,800         341,510
 *Nashua Corp..........................................       7,600          50,920
 *Nastech Pharmaceutical Co., Inc......................       9,900          76,725
 *NATCO Group, Inc. Class A............................      23,800         285,600
 *Nathans Famous, Inc..................................       9,900          32,670
 *National Beverage Corp...............................      20,400         203,796
 National City Bancorp.................................      11,300         330,695
 National Data Corp....................................      13,400         393,290
 *National Dentex Corp.................................       4,600          99,038
 *National Equipment Services, Inc.....................      25,200          66,402
 *National Home Centers, Inc...........................       3,000           3,075
 *National Home Health Care Corp.......................       4,005          25,352
 *National Information Consortium, Inc.................      38,900          84,608
 National Penn Bancshares, Inc.........................      23,730         474,600
 National Presto Industries, Inc.......................       9,000         247,500
 *National Processing, Inc.............................      69,700       1,704,165
 *National Research Corp...............................       7,000          28,910
 *National RV Holdings, Inc............................      20,700         221,490
 National Service Industries, Inc......................       5,300         134,355
 National Steel Corp. Class B..........................      26,900          44,385
 National Technical Systems, Inc.......................      13,000          27,300
 *National Techteam, Inc...............................      20,500          59,655
 *National Western Life Insurance Co. Class A..........       1,000          93,925
 *NationsRent, Inc.....................................      67,850          38,675
 *Natrol, Inc..........................................      10,000          20,550
 *Natural Alternatives International, Inc..............       5,400          14,310
 *Natural Wonders, Inc.................................       5,700           4,097
 Natures Sunshine Products, Inc........................      27,159         301,329
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nautica Enterprises, Inc.............................      50,500    $  1,033,483
 *Navarre Corp.........................................      32,900          41,125
 *Navidec, Inc.........................................      14,600          35,989
 *Navigant Consulting, Inc.............................      57,800         410,958
 *Navigant International, Inc..........................      18,300         300,395
 *Navigators Group, Inc................................       8,700         148,770
 *NBC Internet, Inc. Class A...........................      45,600          98,724
 NBT Bancorp...........................................      25,448         392,663
 *NBTY, Inc............................................      73,100         943,356
 NCH Corp..............................................       7,200         389,016
 *NCI Building Systems, Inc............................      23,800         322,490
 *#Nco Escrow..........................................      12,000               0
 *NCO Group, Inc.......................................      42,532       1,234,491
 *#NCO Portfolio Management, Inc.......................       1,665          10,906
 *Neff Corp. Class A...................................      25,400          27,686
 Nelson (Thomas), Inc..................................      21,000         148,050
 *Neogen Corp..........................................       6,500          85,313
 *NeoMagic Corp........................................      35,900         120,265
 *#NEON Communications, Inc............................      20,000         150,700
 *NEON Systems, Inc....................................       9,700          51,071
 *Neopharm, Inc........................................      17,800         441,529
 *Neorx Corp...........................................      36,800         188,968
 *Neose Technologies, Inc..............................      23,100         707,900
 *#Neotherapeutics, Inc................................      15,900          63,123
 *Neoware Systems, Inc.................................       6,900          16,491
 *Net Perceptions, Inc.................................      23,500          38,658
 *Net.B@nk, Inc........................................       4,100          43,460
 *Net2000 Communications, Inc..........................      31,300          38,343
 *Net2Phone, Inc.......................................      27,800         254,231
 *Netegrity, Inc.......................................      12,200         412,909
 *#Netergy Networks, Inc...............................      28,700          48,934
 *Netguru, Inc.........................................      17,600          41,888
 *NetIQ Corp...........................................      15,900         386,768
 *Netmanage, Inc.......................................     102,900          69,458
 *Netopia, Inc.........................................      24,700         139,679
 *NetRadio Corp........................................      11,000           3,795
 *NetRatings, Inc......................................         500           6,320
 *Netro Corp...........................................      56,100         253,292
 *Netscout System, Inc.................................      35,300         318,759
 *#NETsilicon, Inc.....................................       2,400          10,440
 *NetSolve, Inc........................................      27,500         196,075
 *Netspeak Corp........................................      22,700          33,823
 *Network Equipment Technologies, Inc..................      34,500         131,100
 *Network Peripherals, Inc.............................      24,400         313,052
 *#Network Plus Corp...................................      61,400         189,419
 *Network Six, Inc.....................................         275             770
 *Netzee, Inc..........................................         687           2,988
 *Neurobiological Technologies, Inc....................       2,700           8,262
 *Neurocrine Biosciences, Inc..........................      30,100       1,095,791
 *Neurogen Corp........................................      21,800         414,418
 *New American Healthcare Corp.........................         200               2
 *New Brunswick Scientific Co., Inc....................       8,877          38,615
 *New Century Equity Holdings Corp.....................      58,200          72,459
 *#New Century Financial Corp..........................      23,500         227,480
 *New Day Runner, Inc..................................       2,140             589
 New England Business Services, Inc....................      22,700         394,980
 New Hampshire Thrift BancShares, Inc..................         200           2,800
 *New Horizons Worldwide, Inc..........................      13,600         249,900
 New Jersey Resources Corp.............................      22,500       1,004,400
 *New World Coffee - Manhattan Bagel...................      11,000          11,605

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 New York Community Bancorp Inc........................      68,052    $  2,248,098
 *Newcor, Inc..........................................       6,300           8,505
 Newmark Homes Corp....................................       8,500         123,165
 Newmil Bancorp, Inc...................................       4,700          53,604
 *Newpark Resources, Inc...............................      83,400       1,075,860
 Newport Corp..........................................       1,500          48,353
 *Newsedge Corp........................................      23,500          25,263
 *Newtek Capital, Inc..................................       2,500           8,375
 *Nexell Therapeutics, Inc.............................      19,505          40,083
 *NEXIQ Technologies, Inc..............................       5,300          11,793
 *NextCard, Inc........................................      41,000         372,895
 *Nexthealth, Inc......................................      10,300          53,200
 *Niagara Corp.........................................      12,200          24,400
 Nitches, Inc..........................................         785           5,283
 NL Industries, Inc....................................      23,500         377,880
 *NMS Communications Corp..............................      24,800         178,436
 *NMT Medical, Inc.....................................      16,800          36,960
 NN, Inc...............................................      17,050         172,631
 *Nobel Learning Communities, Inc......................       7,600          66,196
 *Nobility Homes.......................................       6,000          45,150
 *#Noble International, Ltd............................       9,200          60,260
 *Noel Group Inc.......................................       8,000             200
 Noland Co.............................................         200           4,275
 Nordson Corp..........................................      31,800         809,946
 *Norstan, Inc.........................................      14,200          35,926
 *Nortek, Inc..........................................      16,600         481,400
 *North American Scientific, Inc.......................      11,000         201,190
 North Central Bancshares, Inc.........................       2,700          56,012
 North Pittsburgh Systems, Inc.........................      16,700         187,458
 Northeast Bancorp.....................................         900          10,350
 Northeast Pennsylvania Financial Corp.................       5,500          68,475
 Northern Technologies International...................       3,000          15,015
 *#Northfield Laboratories, Inc........................      19,900         329,445
 *Northland Cranberries, Inc. Class A..................      27,600          33,396
 Northrim Bank.........................................       7,244          97,214
 Northwest Bancorp, Inc................................      66,300         621,231
 Northwest Natural Gas Co..............................      40,300         963,170
 *Northwest Pipe Co....................................       9,100         135,181
 Northwestern Corp.....................................      33,400         743,150
 *Novadigm, Inc........................................      29,600         320,568
 *#Novamed Eyecare, Inc................................      18,300          49,593
 *Novametrix Medical Systems, Inc......................      12,200          62,220
 *#Novatel Wireless, Inc...............................      77,900         235,648
 *Novavax, Inc.........................................      31,000         282,410
 *Noven Pharmaceuticals, Inc...........................      30,500         941,993
 Novitron International, Inc...........................       1,430           5,184
 *Novoste Corp.........................................      19,200         395,808
 *NPC International, Inc...............................      28,200         291,870
 *NPS Pharmaceuticals, Inc.............................      33,400       1,060,784
 *NQL, Inc.............................................      19,000          28,025
 *NS Group, Inc........................................      30,100         465,948
 *Nstor Technology.....................................      42,000          18,900
 *NTELOS, Inc..........................................      21,000         422,835
 *#NTN Communications, Inc.............................      36,793          25,387
 *Nu Horizons Electronics Corp.........................      24,000         263,880
 *#Nucentrix Broadband Networks, Inc...................      14,200         113,387
 *#NuCo2, Inc..........................................       8,200         110,208
 *Nuevo Energy Co......................................      28,100         564,810
 NUI Corp..............................................      21,592         464,660
 *Number Nine Visual Technology Corp...................       8,400              63
                                                            SHARES           VALUE+
                                                            ------           ------
 *Numerex Corp. Class A................................      17,300    $    121,100
 *Numerical Technologies, Inc..........................      13,200         251,922
 NuSkin Enterprises, Inc...............................      39,800         282,580
 *Nutraceutical International Corp.....................      13,200          39,864
 *Nutramax Products, Inc...............................       3,300              45
 *#Nutrition 21, Inc...................................      42,500          40,588
 *#Nx Networks, Inc....................................      47,900          45,505
 *NYFIX, Inc...........................................      27,675         714,430
 Nymagic, Inc..........................................       8,700         193,749
 *NZ Corp..............................................       6,258          32,479
 *O.I. Corp............................................       2,900           9,788
 Oak Hill Financial, Inc...............................       3,000          43,800
 *Oak Technology, Inc..................................      54,690         566,315
 *Oakley, Inc..........................................      81,600       2,048,160
 *Oakwood Homes Corp...................................      61,000         128,100
 *OAO Technology Solutions, Inc........................      29,400          46,599
 *Obie Media Corporation...............................       3,500          27,843
 *Oceaneering International, Inc.......................      37,700         885,950
 OceanFirst Financial Corp.............................      16,800         401,016
 *O'Charleys, Inc......................................      21,750         379,646
 *Ocular Sciences, Inc.................................      34,500         774,698
 *Ocwen Financial Corp.................................      96,600         898,380
 *Odetics, Inc. Class A................................         300             974
 *Odetics, Inc. Class B................................         200             885
 *Odwalla, Inc.........................................       6,600          68,343
 *Officemax, Inc.......................................     132,900         471,795
 *Official Payments Corp...............................       4,500          23,513
 *Offshore Logistics, Inc..............................      33,800         712,673
 Oglebay Norton Co.....................................       6,400         191,296
 Ohio Casualty Corp....................................      67,900         591,070
 Oil-Dri Corp. of America..............................       5,700          46,455
 *Old Dominion Freight Lines, Inc......................      10,800         117,450
 Olin Corp.............................................      50,200         944,262
 *Olympic Steel, Inc...................................      13,900          55,809
 Omega Financial Corp..................................      11,400         341,658
 *Omega Protein Corp...................................      26,500          54,325
 *Omega Worldwide, Inc.................................      19,700          51,910
 *Omni Nutraceuticals, Inc.............................      40,100           6,617
 *OmniVision Technologies, Inc.........................      13,300          51,671
 Omnova Solutions, Inc.................................       1,800           9,810
 *Omtool, Ltd..........................................      19,500          18,428
 *On Assignment, Inc...................................      34,700         743,101
 *On Command Corp......................................      49,600         299,832
 *On Technology Corp...................................      21,100          17,619
 *One Price Clothing Stores, Inc.......................      10,700           9,309
 Oneida, Ltd...........................................      25,200         451,836
 Oneok, Inc............................................       6,200         261,020
 *OneSource Information Services, Inc..................       9,000          74,340
 *Online Resources Corp................................       4,200           8,589
 *On-Point Technology Systems Inc......................       2,633           3,462
 *Ontrack Data International, Inc......................      22,100         131,164
 *Onyx Acceptance Corp.................................       8,700          41,543
 *Onyx Pharmacueticals, Inc............................      24,800         271,064
 *Onyx Software Corp...................................      38,900         229,705
 *Open Market, Inc.....................................      63,200          84,372
 *Opinion Research Corp................................       1,700          12,155
 *Opta Food Ingredients, Inc...........................      13,000          19,825
 *Opti, Inc............................................      18,600          67,239
 *#Optical Cable Corp..................................      26,500         299,583
 *Optical Sensors, Inc.................................       9,800           4,018
 *OpticNet, Inc........................................       5,600               0
 *Optika Imaging Systems, Inc..........................      12,000          16,380

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Option Care, Inc.....................................      16,600    $    275,062
 *OraPharma, Inc.......................................       3,000          21,495
 *OraSure Technologies, Inc............................      33,000         372,735
 *Oratec Interventions, Inc............................      12,500          74,625
 *Orbit International Corp.............................       1,266           2,178
 *ORBIT/FR, Inc........................................       7,000          10,360
 *Orbital Sciences Corp................................      59,900         238,402
 Oregon Steel Mills, Inc...............................      30,200         217,742
 Oregon Trail Financial Corp...........................       4,600          68,333
 *O'Reilly Automotive, Inc.............................      59,800       1,507,259
 *Organogenesis, Inc...................................      54,500         443,085
 *Oriole Homes Corp. Class A Convertible...............         800           2,120
 *Oriole Homes Corp. Class B...........................       2,000           4,100
 *Orleans Homebuilders, Inc............................       2,000           6,300
 *Oroamerica, Inc......................................       5,800          78,097
 *Orphan Medical, Inc..................................      13,500         162,540
 *OrthAlliance, Inc....................................      15,800          49,138
 *Orthodontic Centers of America, Inc..................      29,250         897,975
 *Orthologic Corp......................................      44,600         137,145
 Oshkosh B'Gosh, Inc. Class A..........................      20,300         604,433
 Oshkosh Truck Corp. Class B...........................      24,300         906,755
 *Oshman's Sporting Goods, Inc.........................       4,100          69,495
 OSI Pharmaceutical, Inc...............................       7,800         352,560
 *OSI Systems, Inc.....................................      13,200          53,130
 *Osmonics, Inc........................................      15,700         176,468
 *Osteotech, Inc.......................................      23,900         112,330
 *Ostex International, Inc.............................      15,000          24,675
 *OTG Software, Inc....................................       7,800          49,335
 *OTR Express, Inc.....................................         200               0
 Otter Tail Power Co...................................      35,800         880,322
 *Outlook Group Corp...................................       2,400          12,300
 *Outsource International, Inc.........................       6,900           1,829
 *Overland Data........................................      14,300          81,439
 Overseas Shipholding Group, Inc.......................      40,200       1,406,598
 Owens & Minor, Inc....................................      47,600         882,980
 *#Owens Corning.......................................      53,800         108,138
 *Owens-Illinois, Inc..................................      58,000         409,480
 Owosso Corp...........................................       6,800           7,752
 Oxford Industries, Inc................................       9,900         214,335
 *Oxigene, Inc.........................................      17,900          98,898
 *Oxis International, Inc..............................       7,900           1,620
 *OYO Geospace Corp....................................       4,700         114,140
 *P&F Industries, Inc. Class A.........................       1,300           8,905
 *#P.F. Chang's China Bistro, Inc......................      16,600         640,345
 *#Pacific Aerospace and Electronics, Inc..............      25,700           5,526
 Pacific Capital Bancorp...............................      22,300         594,184
 Pacific Crest Capital, Inc............................       1,060          20,585
 *#Pacific Gateway Exchange, Inc.......................      28,000             490
 Pacific Northwest Bancorp.............................      23,800         434,231
 *Pacific Sunwear of California, Inc...................      28,600         656,513
 *Pacificare Health Systems, Inc.......................      23,100         408,870
 *Packaged Ice, Inc....................................      26,900          52,455
 *Packard BioScience Co................................       5,800          37,555
 *Packeteer, Inc.......................................      35,300         259,279
 *Pac-West Telecomm, Inc...............................      35,800          75,896
 *Pagasus Systems, Inc.................................      33,900         391,715
 *#Palatin Technologies, Inc...........................          62             364
 *#Paligent, Inc.......................................         347              52
 *Palm Harbor Homes, Inc...............................      31,269         627,100
 *PAM Transportation Services, Inc.....................       6,700          63,985
                                                            SHARES           VALUE+
                                                            ------           ------
 Pamrapo Bancorp, Inc..................................       3,400    $     82,450
 *Panavision, Inc......................................       3,600          20,880
 *Pancho's Mexican Buffet, Inc.........................       1,666           7,039
 *Panera Bread Co......................................      16,900         620,484
 *Panja, Inc...........................................      14,400          66,600
 *Pantry, Inc..........................................       9,900          75,686
 *Papa John's International, Inc.......................      26,600         679,630
 *Par Technology Corp..................................      11,200          35,840
 *Paracelsus Healthcare Corp...........................       1,363               3
 *Paradyne Networks Corp...............................      29,300          59,919
 *Paragon Technologies, Inc............................       4,700          34,780
 *Parallel Petroleum Corp..............................      23,500         120,673
 *Paravant, Inc........................................      22,700          38,023
 *Parexel International Corp...........................      29,400         405,132
 *Paris Corp...........................................         200             675
 Park Bancorp, Inc.....................................       1,700          30,175
 Park Electrochemical Corp.............................      22,050         477,824
 *Parker Drilling Co...................................     110,600         705,628
 *#Parkervision, Inc...................................      16,000         412,640
 *Park-Ohio Holdings Corp..............................      16,400          80,688
 Parkvale Financial Corp...............................       7,500         179,813
 *Parlex Corp..........................................       6,900          85,733
 *Parlux Fragrances, Inc...............................      15,400          36,806
 *Patient Infosy.......................................       8,800           1,144
 Patina Oil & Gas Corp.................................      27,034         816,427
 Patrick Industries, Inc...............................       7,900          69,125
 Patriot Bank Corp.....................................       8,700          75,908
 *Patriot Transportation Holding, Inc..................       2,500          44,688
 *Patterson-UTI Energy, Inc............................      79,580       2,342,835
 *Paula Financial, Inc.................................       6,600          12,342
 *#Paul-Son Gaming Corp................................       4,100          10,763
 *Paxar Corp...........................................      65,000         780,000
 *Paxson Communications Corp...........................      76,700         951,080
 *Payless Cashways, Inc................................         160             157
 *PC Connection, Inc...................................      26,550         413,649
 *PCD, Inc.............................................      12,000          59,100
 *P-Com, Inc...........................................      96,400          75,674
 *PC-Tel, Inc..........................................      20,500         204,898
 *PDS Financial Corp...................................       1,100           4,180
 *Peapod, Inc..........................................      25,100          30,246
 *PEC Solutions, Inc...................................       5,200         119,626
 *Pediatric Services of America, Inc...................       4,800          23,376
 *Pediatrix Medical Group, Inc.........................      22,100         603,551
 Peerless Manufacturing Co.............................       1,600          45,192
 *Peerless Systems Corp................................      17,900          29,088
 *Pegasus Communications Corp. Class A.................      17,700         378,426
 *Pegasystems, Inc.....................................      42,700         130,662
 *Pemco Aviation Group, Inc............................         950           9,263
 Penford Corp..........................................      10,400         132,132
 Penn Engineering & Manufacturing Corp. Class A........       1,200          21,360
 Penn Engineering & Manufacturing Corp. Non-Voting.....      15,000         292,500
 *Penn National Gaming, Inc............................      24,000         487,080
 *#Penn Traffic Company................................          93             542
 *#Penn Treaty American Corp...........................       8,500          35,700
 Penn Virginia Corp....................................      10,500         387,660
 Penn-America Group, Inc...............................      10,000         100,550
 Pennfed Financial Services, Inc.......................      11,100         249,917
 *Pentacon, Inc........................................      16,900          15,210
 Penton Media, Inc.....................................      38,200         760,180

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Penwest Pharmaceuticals Company......................      17,000    $    266,305
 Peoples Bancorp, Inc..................................         300           4,455
 Peoples Bancshares, Inc. Massachusetts................       4,300          61,705
 Pep Boys - Manny, Moe & Jack..........................      91,900         808,720
 *Perceptron, Inc......................................      12,550          18,449
 *Performance Food Group Co............................      35,000         902,825
 *Performance Technologies, Inc........................      21,200         297,436
 *Pericom Semiconductor Corp...........................      29,800         437,315
 *Perini Corp..........................................      23,700         205,005
 *Perrigo Co...........................................     102,700       1,431,125
 *Perry Ellis International, Inc.......................       8,700          72,645
 *Per-Se Technologies, Inc.............................      47,800         283,454
 *#Persistence Software, Inc...........................       1,100             776
 *Personnel Group of America, Inc......................      32,600          57,376
 *Pervasive Software, Inc..............................      20,800          30,368
 *Petrocorp, Inc.......................................       6,900          72,381
 *Petroleum Development Corp...........................      25,800         207,174
 *PetSmart, Inc........................................     150,400         805,392
 PFF Bancorp, Inc......................................      18,100         393,585
 *#Pfsweb, Inc.........................................      18,242          21,434
 *Pharmaceutical Products Development Service Co.......      67,540       2,167,696
 *Pharmaceutical Resources, Inc........................      39,600         988,416
 *Pharmacopeia, Inc....................................      36,700         733,817
 *Pharmacyclics........................................      19,300         541,751
 *Pharmanetics, Inc....................................      12,100         129,591
 *PharmaPrint, Inc.....................................      13,900             765
 *Pharmchem Laboratories, Inc..........................       7,500          26,700
 *Phar-Mor, Inc........................................      14,200          11,076
 *Pharmos Corp.........................................       6,200          18,445
 *Philadelphia Consolidated Holding Corp...............      17,000         537,965
 Philadelphia Suburban Corp............................      13,800         314,916
 Phillips-Van Heusen Corp..............................      43,700         677,350
 *Phoenix Gold International, Inc......................       1,000           1,880
 *Phoenix Technologies, Ltd............................      41,500         545,933
 *Phonetel Technologies, Inc...........................         112              14
 *Photo Control Corp...................................       1,000           3,015
 *Photoelectron Corp...................................       8,600          41,194
 *PhotoMedex, Inc......................................      16,700          83,250
 *Photon Dynamics, Inc.................................      20,200         636,603
 *PhotoWorks, Inc......................................      26,300          21,040
 *Photronics, Inc......................................      36,700         853,459
 *Physiometrix, Inc....................................       9,700          37,588
 *Piccadilly Cafeterias, Inc...........................      14,700          25,284
 *Pico Holdings, Inc...................................      21,600         285,228
 *Picturetel Corp......................................      65,500         351,080
 Piedmont Natural Gas Co...............................       3,400         120,666
 Pier 1 Imports, Inc...................................      38,400         451,200
 *Pierre Foods, Inc....................................       7,600          10,108
 Pilgrim Pride Corp....................................      38,600         463,200
 Pilgrim's Pride Corp..................................      12,900         103,845
 *#Pillowtex Corp......................................      23,817           2,620
 *#Pilot Network Services, Inc.........................      21,300             756
 *Pinnacle Entertainment, Inc..........................      39,400         362,874
 *Pinnacle Global Group, Inc...........................       1,400           8,470
 *Pinnacle Systems, Inc................................      53,500         379,850
 Pioneer Standard Electronics, Inc.....................      49,300         557,337
 Pitt-Des Moines, Inc..................................       9,600         331,200
 Pittston Brink's Group................................      20,718         486,873
 Pizza Inn, Inc........................................      11,600          24,940
                                                            SHARES           VALUE+
                                                            ------           ------
 *PJ America, Inc......................................       8,100    $     63,423
 *Plains Resources, Inc................................      25,300         632,500
 *Planar Systems, Inc..................................      17,200         384,334
 *PlanetCAD, Inc.......................................      15,350           9,364
 *Plantronics, Inc.....................................      19,700         427,096
 *PlanVista Corp.......................................      17,500         143,500
 *Plato Learning, Inc..................................      12,200         330,559
 *#Play By Play Toys and Novelties, Inc................       5,900             900
 *Playboy Enterprises, Inc. Class A....................       6,600          86,988
 *Playboy Enterprises, Inc. Class B....................      32,300         483,531
 *Playtex Products, Inc................................      69,900         708,087
 *#Pliant Systems, Inc.................................      10,600             975
 *PLX Technology, Inc..................................      22,000         148,500
 *Plymouth Rubber, Inc. Class B........................         200             205
 *PMCC Financial Corp..................................       2,600             429
 PMR Corp..............................................       7,500          11,438
 Pocahontas Bancorp, Inc...............................       7,700          56,903
 Pogo Producing Co.....................................      16,300         470,255
 *Point West Capital Corp..............................       3,400           1,071
 Polaris Industries, Inc...............................      15,000         645,750
 Polaroid Corp.........................................      58,600         280,108
 *Polymedica Industries, Inc...........................      15,900         507,290
 Polymer Group, Inc....................................      48,400         145,200
 Polyone Corp..........................................     114,000       1,032,840
 *Polyvision Corp......................................      18,100          25,159
 *Pomeroy Computer Resource, Inc.......................      19,500         297,375
 Pope & Talbot, Inc....................................      20,400         289,680
 *Porta Systems Corp...................................      12,300           3,321
 *Portal Software, Inc.................................      41,900         223,537
 *#Possis Medical, Inc.................................      26,500         241,018
 Potlatch Corp.........................................       9,100         312,858
 *Powell Industries, Inc...............................      10,900         328,308
 *Power Intergrations, Inc.............................      37,600         454,020
 *Powercerv Corp.......................................      15,800           2,449
 *Powerwave Technologies, Inc..........................      25,500         346,928
 *PPT Vision, Inc......................................       6,800          14,722
 *PracticeWorks, Inc...................................      11,725          81,958
 *Prandium, Inc........................................      21,564             970
 *Premier Financial Bancorp............................       7,100          52,966
 *#Premier Laser Systems, Inc. Class A.................       9,900              74
 *#Pre-Paid Legal Services, Inc........................      31,550         491,865
 Presidential Life Corp................................      41,900         738,069
 *Presstek, Inc........................................      45,600         587,100
 *#Preview Systems, Inc................................       6,200          18,941
 *Previo, Inc..........................................       7,075          27,416
 *PRI Automation, Inc..................................      30,200         506,152
 *Price Communications Corp............................      19,900         367,752
 *Priceline.com, Inc...................................      80,300         432,416
 *Pricesmart, Inc......................................       4,400         188,650
 *#Pride International, Inc............................      11,400         303,582
 *Prima Energy Corp....................................      20,362         541,731
 *Prime Hospitality Corp...............................      69,300         796,950
 *Prime Medical Services, Inc..........................      21,100         112,252
 *PRIMEDIA, Inc........................................      53,138         461,238
 Primesource Corp......................................       6,281          25,532
 *Primix Solutions, Inc................................      20,500          23,985
 *Primus Knowledge Solutions, Inc......................      21,500          73,100
 *#Primus Telecommunications Group, Inc................      45,900          54,392
 *Princeton Video Image, Inc...........................      13,800          63,963
 *Printronix, Inc......................................       8,900          52,510
 *Printware, Inc.......................................       4,000           9,040

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Priority Healthcare Corp.............................          76    $      2,627
 *ProBusiness Services, Inc............................      32,800         814,096
 *#Procom Technology, Inc..............................      18,300         192,882
 *Procurenet, Inc......................................      19,700               0
 *Prodigy Communications Corp..........................     135,000         490,725
 *Professional Detailing, Inc..........................      18,000       1,666,710
 *Professionals Group, Inc.............................      11,250         305,100
 *Profit Recovery Group International, Inc.............      48,000         479,280
 *Progenics Pharmaceuticals, Inc.......................      18,500         394,513
 *Programmers Paradise, Inc............................       6,600          22,275
 Progress Financial Corp...............................       7,560          59,535
 *Progress Software Corp...............................      57,000         922,545
 Promistar Financial Corp..............................      28,088         484,799
 *Prophet 21, Inc......................................       5,100          32,130
 *ProsoftTraining.com..................................      33,300          70,430
 *Protection One, Inc..................................      89,500         120,825
 *Provant, Inc.........................................      29,400          73,647
 *#Provell, Inc........................................       8,800          35,332
 Providence & Worcester Railroad Co....................       1,600          16,000
 *#Provident Bancorp, Inc..............................       5,200         110,110
 Provident Bankshares Corp.............................      42,977       1,032,308
 *Provident Financial Holdings, Inc....................       5,100         115,005
 *Province Healthcare Co...............................      28,350         762,757
 *Proxim, Inc..........................................      20,600         294,477
 *#Proxymed, Inc.......................................      19,800          19,701
 *PSC, Inc.............................................      18,900          21,168
 *#Psinet, Inc.........................................      10,000             700
 *PSS World Medical, Inc...............................      99,600         511,446
 Psychemedics Corp.....................................      32,600         140,180
 *PTEK Holdings, Inc...................................      66,700         169,418
 Public Service Co. of New Mexico......................      45,300       1,638,501
 Pulaski Financial Corp................................       3,100          40,223
 *Puma Technology, Inc.................................      47,600         172,312
 *PurchasePro.com, Inc.................................      20,200          34,845
 *Pure Resources, Inc..................................      16,563         405,959
 *Pure World, Inc......................................      10,700          12,519
 *PW Eagle, Inc........................................       9,400          79,383
 *#PYR Energy Corp.....................................       6,500          57,135
 *#Pyramid Breweries, Inc..............................       5,700          15,248
 *Qad, Inc.............................................      44,600         149,187
 *QC Optics, Inc.......................................       3,200           2,000
 *QEP Co., Inc.........................................       2,125           7,597
 *QRS Corp.............................................      20,500         233,803
 *Quad Systems Corp....................................       4,600              14
 *#QuadraMed Corp......................................      33,706          73,142
 Quaker Chemical Corp..................................      11,400         230,622
 *Quaker City Bancorp, Inc.............................       2,187          64,221
 *Quaker Fabric Corp...................................      24,250         268,690
 *Quality Dining, Inc..................................      13,700          29,113
 *Quality Systems, Inc.................................       8,000         113,640
 Quanex Corp...........................................      20,800         464,880
 *Quentra Network Systems, Inc.........................      21,600             497
 *Questcor Pharmaceuticals, Inc........................      26,800          15,008
 *Questron Technology, Inc.............................       8,900          33,375
 *Quicklogic Corp......................................      21,000         106,575
 *Quidel Corp..........................................      39,300         166,829
 *#Quigley Corp........................................      12,000          16,380
 *Quiksilver, Inc......................................      33,800         839,930
 *Quipp, Inc...........................................       2,400          40,656
 Quixote Corp..........................................      10,400         262,028
 *#Quokka Sports, Inc..................................       1,128             124
                                                            SHARES           VALUE+
                                                            ------           ------
 *R & B, Inc...........................................       9,800    $     33,565
 *R H Donnelley Corp...................................      47,500       1,353,750
 *Racing Champions Corp................................      19,100          62,553
 *Radiance Medical Systems, Inc........................      19,200         103,104
 *Radiant Systems, Inc.................................      44,100         615,416
 *Radio One, Inc.......................................       4,800          91,104
 *Radiologix, Inc......................................      21,200          65,720
 *RadiSys Corp.........................................      17,362         429,883
 *Radyne ComStream, Inc................................       9,500          66,263
 *Rag Shops, Inc.......................................       2,415           6,460
 *Railamerica, Inc.....................................      29,700         389,961
 *RailWorks Corp.......................................      16,300          72,698
 *Rainbow Rentals, Inc.................................       8,300          52,207
 *Rainbow Technologies, Inc............................      31,600         187,388
 *Ralcorp Holdings, Inc................................      42,100         669,390
 *Rambus, Inc..........................................      39,300         432,104
 *Ramsay Youth Services, Inc...........................       3,900          10,121
 *Range Resources Corp.................................      74,000         444,000
 *Rare Hospitality International, Inc..................      23,821         554,207
 *Rare Medium Corp.....................................      61,000          41,785
 Raven Industries, Inc.................................       5,200         129,974
 *#Ravisent Technologies, Inc..........................       7,800          15,639
 *Rawlings Sporting Goods, Inc.........................      12,700          65,786
 Rayonier, Inc.........................................      10,900         487,666
 *Rayovac Corp.........................................      48,600       1,064,340
 *Raytech Corp.........................................       2,400           7,440
 *Raytel Medical Corp..................................       3,466           7,037
 *RCM Technologies, Inc................................      16,300          77,833
 *#RCN Corp............................................      20,200         111,504
 *RDO Equipment Co. Class A............................       7,400          24,272
 *Reading Entertainment, Inc...........................       8,600          16,297
 *Read-Rite Corp.......................................      77,700         391,220
 *Recoton Corp.........................................      18,800         345,262
 *Red Hat, Inc.........................................      41,200         224,334
 *Redhook Ale Brewery, Inc.............................       7,900          16,314
 Redwood Empire Bancorp................................       4,200         131,229
 *Reebok International, Ltd............................      51,900       1,496,796
 *Reeds Jewelers, Inc..................................         440             550
 Regal Beloit Corp.....................................      30,300         612,060
 *Regeneron Pharmaceuticals, Inc.......................      18,000         574,470
 *Regent Communications, Inc...........................      65,500         486,338
 Regis Corp............................................      65,200       1,250,210
 *Register.Com, Inc....................................      32,700         250,155
 *Rehabcare Group, Inc.................................      23,600       1,026,364
 *Rehabilicare, Inc....................................      11,600          38,744
 *Reliability, Inc.....................................       9,900          35,888
 Reliance Steel and Aluminum Co........................      41,600       1,137,760
 *Reliv International, Inc.............................       7,750           9,300
 *Relm Wireless Corp...................................       7,600           7,068
 *Remec, Inc...........................................      45,650         374,787
 *Remedy Corp..........................................      50,100         899,295
 *RemedyTemp, Inc......................................       9,900         121,919
 *Remington Oil & Gas Corp.............................      34,400         567,600
 *Renaissance Learning, Inc............................      47,500       1,832,075
 *Renaissance Worldwide, Inc...........................      64,900          27,583
 *Renal Care Group, Inc................................       1,800          51,255
 *#Rent-A-Center, Inc..................................      33,000       1,476,750
 *Rentrak Corp.........................................      14,800          51,356
 *Rent-Way, Inc........................................      34,500         244,950
 *Repligen Corp........................................      36,000         109,800
 *#Reptron Electronics, Inc............................      10,000          58,950
 Republic Bancorp, Inc.................................      67,653         909,595

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Republic Bancorp, Inc. Class A........................      18,900    $    185,126
 *Republic Bankshares, Inc.............................      15,700         257,873
 *Republic First Bancorp, Inc..........................       7,234          40,872
 *Res-Care, Inc........................................      34,750         172,013
 *#ResMed, Inc.........................................      16,300         889,980
 *ResortQuest International, Inc.......................      22,100         270,504
 Resource America, Inc.................................      32,700         447,336
 Resource Bancshares Mortgage Group, Inc...............      28,408         203,969
 *Respironics, Inc.....................................      45,400       1,270,519
 *Restoration Hardware, Inc............................      24,500         141,733
 *#Revlon, Inc.........................................      27,700         169,247
 *Rex Stores Corp......................................      10,400         234,000
 *Rexhall Industries, Inc..............................       1,771           8,988
 *RF Monolithics, Inc..................................      11,300          53,619
 RGS Energy Group, Inc.................................       1,300          48,542
 *#Rhythms NetConnections, Inc.........................       8,900           1,891
 *Ribozyme Pharmaceuticals.............................      25,200         230,454
 *Rica Foods, Inc......................................       1,300           6,175
 Richardson Electronics, Ltd...........................      15,200         189,924
 Richmond County Financial Corp........................      38,600       1,286,345
 *Riddell Sports, Inc..................................       9,255          13,420
 Riggs National Corp...................................      50,400         804,132
 *Right Management Consultants, Inc....................       9,450         181,913
 *Right Start, Inc.....................................       6,900          12,282
 *Rightchoice Managed Care, Inc........................       2,400          93,600
 *Rimage Corp..........................................      10,200          92,820
 *Rita Medical Systems, Inc............................      13,300          59,385
 *Riverside Group, Inc.................................       1,000             738
 Riverview Bancorp, Inc................................       6,400          63,680
 Rivianna Foods, Inc...................................      18,100         299,465
 *Riviera Holdings Corporation.........................       5,000          32,750
 RLI Corp..............................................      14,100         582,048
 *RMH Teleservices, Inc................................      13,400         112,560
 *Roadhouse Grill, Inc.................................      11,600          19,372
 Roadway Express, Inc..................................      24,700         648,252
 Roanoke Electric Steel Corp...........................      15,300         237,456
 Robbins & Myers, Inc..................................      15,300         380,205
 *Robocom Systems, Inc.................................         800             248
 *Robotic Vision Systems, Inc..........................      52,800          82,104
 *Rochester Medical Corp...............................       7,400          45,510
 *Rock of Ages Co......................................       5,000          29,375
 Rock-Tenn Co. Class A.................................      27,300         297,570
 *Rocky Mountain Chocolate Factory.....................       1,900          13,718
 *Rocky Shoes & Boots, Inc.............................       4,900          22,859
 *Rofin-Sinar Technologies, Inc........................      18,500         218,115
 *Rogers Corp..........................................      23,900         626,180
 *Rogue Wave Software, Inc.............................      17,100          73,017
 *Rohn Industries, Inc.................................      84,400         498,804
 Rollins, Inc..........................................      41,500         782,275
 *Rottlund, Inc........................................       2,300          11,385
 Rouge Industries, Inc. Class A........................      19,500          40,755
 Rowe Furniture Corp...................................      16,900          65,572
 *Roxio, Inc...........................................       1,629          18,905
 *Royal Appliance Manufacturing Co.....................      21,700         107,415
 Royal Bancshares of Pennsylvania Class A..............       3,980          69,590
 *#Royal Energy, Inc...................................       2,645          43,206
 Royal Gold, Inc.......................................      23,200          70,180
 *Royal Precision, Inc.................................         550           1,158
 RPC, Inc..............................................      37,700         542,880
 RPM, Inc..............................................      40,900         337,834
                                                            SHARES           VALUE+
                                                            ------           ------
 *RTI International Metals, Inc........................      25,100    $    361,942
 *RTW, Inc.............................................      13,600          20,468
 *Rubio's Restaurants, Inc.............................       5,500          23,045
 Ruby Tuesday, Inc.....................................      73,400       1,247,800
 Ruddick Corp..........................................      57,900         873,132
 *Rudolph Technologies, Inc............................       6,000         264,390
 *Rural Cellular Corp. Class A.........................      12,500         500,688
 *Rural/Metro Corp.....................................      14,000          13,930
 *Rush Enterprises, Inc................................       7,200          36,396
 Russ Berrie & Co., Inc................................      26,100         698,175
 Russell Corp..........................................      37,700         676,715
 *RWD Technologies, Inc................................      17,400          81,780
 *Ryans Family Steak Houses, Inc.......................      53,200         658,350
 Ryder System, Inc.....................................       7,500         164,550
 Ryerson Tull, Inc.....................................      37,100         486,010
 Ryland Group, Inc.....................................      15,700         711,210
 *S&K Famous Brands, Inc...............................       6,500          54,730
 S&T Bancorp, Inc......................................      36,100         781,926
 *S1 Corporation.......................................      59,301         666,840
 *Saba Software, Inc...................................      18,000         215,640
 *Safeguard Scientifics, Inc...........................      46,900         285,621
 *SafeNet, Inc.........................................      10,500         134,190
 *Safety Components International, Inc.................         118             596
 *Saga Communications, Inc. Class A....................      20,100         401,397
 *SAGA Systems, Inc. Escrow Shares.....................      48,819               0
 *Sage, Inc............................................      10,618         119,718
 *Salient 3 Communications, Inc. Class A...............       3,400           7,395
 *#Salton/Maxim Housewares, Inc........................      18,900         376,110
 *Sames Corp...........................................       3,800           1,140
 *Samsonite Corp.......................................      22,318          61,375
 *San Filippo (John B.) & Son, Inc.....................       5,000          25,625
 *Sanchez Computer Associates, Inc.....................      37,200         480,624
 Sanderson Farms, Inc..................................      19,200         258,624
 *Sands Regent Casino Hotel............................       2,000           5,300
 Sandy Spring Bancorp, Inc.............................       1,000          30,980
 *Sangstat Medical Corp................................      29,100         324,611
 *#Satcon Technology Corp..............................      21,900         321,602
 *Saucony, Inc. Class A................................       3,500          21,490
 *Saucony, Inc. Class B................................       4,600          28,037
 Sauer, Inc............................................      49,900         469,060
 *Sawtek, Inc..........................................       7,200         144,000
 *SBE, Inc.............................................       4,200          11,340
 *SBS Technologies, Inc................................      19,100         349,148
 *ScanSoft, Inc........................................      54,118          67,648
 *ScanSource, Inc......................................       9,000         446,535
 *SCC Communications Corp..............................      17,700         259,217
 Schawk, Inc. Class A..................................      25,200         274,680
 *Scheid Vineyards, Inc................................       2,900           9,570
 *Schein (Henry), Inc..................................      48,000       1,815,120
 *#Schick Technologies, Inc............................       9,000           9,180
 *Schieb (Earl), Inc...................................       2,200           5,170
 *Schlotzskys, Inc.....................................       9,600          49,536
 *Schmitt Industries, Inc..............................      10,300          10,094
 Schnitzer Steel Industries, Inc. Class A..............       7,200         101,160
 *Scholastic Corp......................................       6,700         267,699
 *Schuff Steel Company.................................       7,000          43,050
 *Schuler Homes, Inc...................................      20,100         284,918
 Schulman (A.), Inc....................................      49,200         626,562
 Schultz Sav-O Stores, Inc.............................       7,700         108,801
 Schweitzer-Maudoit International, Inc.................      20,100         420,090

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Sciclone Pharmaceuticals, Inc........................      50,600    $    266,409
 *Scientific Games Corp................................      59,058         252,178
 *#Scientific Learning Corp............................       4,400          11,924
 Scientific Technologies, Inc..........................       6,700          44,153
 *Scios-Nova, Inc......................................      58,487       1,339,645
 *SCM Microsystems, Inc................................      17,400         170,607
 *Scotts Co. Class A...................................       9,600         438,720
 *SCP Pool Corp........................................      27,200         924,936
 SCPIE Holdings, Inc...................................      14,700         279,300
 Seaboard Corp.........................................       1,400         270,200
 *Seachange International, Inc.........................      36,100         685,359
 Seacoast Banking Corp. Class A........................       1,500          49,823
 Seacoast Financial Services Corp......................       5,746          85,012
 *Seacor Smit, Inc.....................................      26,200       1,249,740
 *Secom General Corp...................................         140             324
 Second Bancorp, Inc...................................      13,000         277,095
 *Secure Computing Corp................................      37,300         585,237
 *Security Associates International, Inc...............       5,700          12,825
 *SED International Holdings, Inc......................       9,450          10,679
 *Sedona Worldwide, Inc................................       2,502             213
 *SEEC, Inc............................................       9,800          27,489
 *Segue Software, Inc..................................      23,400          70,785
 *Seitel, Inc..........................................      38,400         672,000
 Selas Corp. of America................................       4,750          16,720
 *#Select Comfort Corp.................................      13,400           9,380
 *Selectica, Inc.......................................      33,300         159,174
 Selective Insurance Group, Inc........................      37,500         937,688
 SEMCO Energy, Inc.....................................      28,500         406,125
 *Semitool, Inc........................................      42,400         491,416
 *SEMX Corp............................................       9,800          43,855
 *Seneca Foods Corp. Class A...........................         200           2,703
 *Seneca Foods Corp. Class B...........................       1,300          17,485
 Sensient Technologies Corp............................      17,800         338,556
 Sensormatic Electronics Corp..........................      31,400         494,550
 *Sensory Science Corp.................................      21,800           7,630
 *Sequa Corp. Class A..................................       7,800         390,312
 *Sequa Corp. Class B..................................       2,600         158,600
 *#Sequenom, Inc.......................................       6,800         101,558
 *SeraCare, Inc........................................      10,200          66,300
 *SERENA Software, Inc.................................      15,900         415,865
 *Serologicals Corp....................................      27,250         621,981
 *Service Corp. International..........................     131,000         924,860
 *ServiceWare Technologies, Inc........................       6,600           6,633
 *Servotronics, Inc....................................       1,100           3,850
 Sevenson Environmental Services, Inc..................       2,288          30,259
 *Shared Technologies Cellular, Inc....................      10,100           3,283
 *Sharper Image Corp...................................      19,300         224,363
 *#Sheffield Medical Technologies, Inc.................      39,050         159,715
 *#Sheldahl, Inc.......................................      17,000          29,750
 *Shells Seafood Restaurants, Inc......................       4,400           3,542
 *Shiloh Industries, Inc...............................      10,100          53,530
 *Shoe Carnival, Inc...................................      18,100         215,119
 *Shoe Pavilion, Inc...................................       6,200           7,378
 *Sholodge, Inc........................................       5,800          31,030
 *Shop At Home, Inc....................................      44,100         106,061
 *Shopko Stores, Inc...................................      55,400         415,500
 *Shuffle Master, Inc..................................      15,150         490,936
 *SICOR, Inc...........................................      54,400         934,320
 Siebert Financial Corp................................      30,000         159,000
 *Sierra Health Services, Inc..........................      35,136         212,573
 Sierra Pacific Resources..............................      28,200         434,280
                                                            SHARES           VALUE+
                                                            ------           ------
 Sifco Industries, Inc.................................       5,400    $     29,160
 *Sigma Designs, Inc...................................      26,100          64,598
 *Sigmatron International, Inc.........................       2,200           2,937
 *Signal Technology Corp...............................      12,700         127,000
 *Signature Eyewear, Inc...............................       3,600           1,620
 *Silgan Holdings, Inc.................................      15,000         319,725
 *Silicon Graphics, Inc................................     242,500         511,675
 *#Silicon Laboratories, Inc...........................      14,500         255,998
 *Silicon Storage Technology, Inc......................      36,300         360,278
 *Silicon Valley Bancshares............................       1,800          49,779
 *Silver Stream Software, Inc..........................      25,300         167,360
 *Silverleaf Resorts, Inc..............................      14,900           8,642
 Simmons First National Corp. Class A..................       4,550         156,270
 *Simon Transportation Services, Inc...................       6,100          30,043
 *Simon Worldwide, Inc.................................      23,100          61,100
 *SimpleTech, Inc......................................      20,200          61,509
 *Simpson Manufacturing Co., Inc.......................      13,100         618,320
 *Simula, Inc..........................................      17,300          53,630
 *Sinclair Broadcast Group, Inc. Class A...............      16,600         148,819
 *Sipex Corp...........................................      31,300         341,483
 *Sitel Corp...........................................     115,100         261,277
 *Sizzler International, Inc...........................      35,500          47,925
 SJNB Financial Corp...................................       1,500          59,850
 SJW Corp..............................................       3,600         287,100
 *Skechers U.S.A., Inc. Class A........................       8,200         287,820
 *SkillSoft Corp.......................................       4,800         149,136
 Skyline Corp..........................................      11,300         274,590
 *SkyMall, Inc.........................................      16,800          46,704
 Skywest, Inc..........................................      37,600       1,067,652
 SL Industries, Inc....................................       9,200         106,720
 SLI, Inc..............................................      59,600         423,160
 *Smart & Final Food, Inc..............................      32,900         361,900
 *SmartDisk Corp.......................................       9,100          24,024
 *SMC Corp.............................................       5,700          20,805
 Smith (A.O.) Corp.....................................      22,900         385,865
 Smith (A.O.) Corp. Convertible Class A................       3,750          64,875
 *#Smith Micro Software, Inc...........................      23,900          37,284
 *Smithway Motor Express Corp. Class A.................       4,700          11,633
 *Socrates Technolgies Corp............................      18,400             828
 *Softnet Systems, Inc.................................      45,000          76,050
 *#Software Spectrum, Inc..............................       3,900          47,327
 *Sola International, Inc..............................      31,100         440,065
 *Somnus Medical Technologies, Inc.....................      19,700          60,381
 *Sonic Automotive, Inc................................      42,500         565,250
 *Sonic Corp...........................................      41,150       1,028,750
 *Sonic Foundry, Inc...................................      40,300          78,585
 *Sonic Solutions......................................      15,800          20,145
 *SONICblue, Inc.......................................      69,276         251,818
 *#Sonosight, Inc......................................       3,633          58,310
 *Sonus Pharmaceuticals, Inc...........................      11,800          31,565
 *Sorrento Networks Corp...............................      18,500         213,768
 *SOS Staffing Services, Inc...........................      15,300          21,803
 *Sotheby's Holdings, Inc. Class A.....................       4,400          84,524
 *Sound Advice, Inc....................................       4,800          65,808
 *#Source Information Management, Inc..................      20,900         132,297
 *#Source Media, Inc...................................      27,400           2,672
 South Financial Group, Inc............................      51,427         832,089
 South Jersey Industries, Inc..........................      16,000         486,400
 Southern Banc Company, Inc............................         200           2,050

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Southern Energy Homes, Inc...........................      11,925    $     30,349
 *Southern Union Co....................................      32,925         653,891
 *Southwall Technologies, Inc..........................      11,000          29,315
 Southwest Bancorp, Inc................................       4,000          95,100
 *Southwest Bancorporation of Texas, Inc...............      36,800       1,157,912
 Southwest Gas Corp....................................      37,900         876,627
 *#Southwest Securities Group, Inc.....................      25,380         529,173
 Southwest Water Co....................................      12,125         158,838
 *Southwestern Energy Co...............................      29,900         458,965
 *Spacehab, Inc........................................      15,800          37,446
 *Spacelabs Medical, Inc...............................      15,300         164,858
 Span-American Medical System, Inc.....................       2,400          11,052
 *Spanish Broadcasting System, Inc.....................      42,200         272,401
 *SPAR Group, Inc......................................       1,500           1,785
 Spartan Motors, Inc...................................      15,200          52,136
 *Spartan Stores, Inc..................................       8,700         115,841
 Spartech Corp.........................................      32,000         624,000
 *Sparton Corp.........................................       7,200          46,800
 *Special Metals Corp..................................      16,100          51,118
 *Specialty Catalog Corp...............................       1,100           3,823
 *SpectraLink Corp.....................................      32,700         299,369
 *Spectranetics Corp...................................      34,202          94,740
 *Spectra-Physics Laser, Inc...........................      24,800         497,116
 *Spectrasite Holdings, Inc............................      45,300         331,823
 *Spectrian Corp.......................................      15,000         250,650
 *Spectrum Control, Inc................................      16,000         141,600
 *SpectRx, Inc.........................................       8,900          70,978
 *SpeedFam-IPEC, Inc...................................      46,652         212,500
 *Speedway Motorsports, Inc............................      16,700         383,933
 *Speizman Industries, Inc.............................       2,900           3,828
 *Spherion Corporation.................................      66,900         485,025
 *Sphinx International, Inc............................      10,550          12,660
 Spiegel, Inc. Class A Non-Voting......................       5,300          40,360
 *Spinnaker Exploration Co.............................      10,800         439,344
 *Spinnaker Industries, Inc............................       4,000          12,800
 *Spire Corp...........................................       9,200          63,112
 *Sport Chalet, Inc....................................       2,700          23,490
 *Sport Supply Group, Inc..............................      11,200          16,128
 *Sport-Haley, Inc.....................................       4,900          15,950
 *Sports Authority, Inc................................      41,400         122,958
 *Sports Club Co., Inc.................................      20,100          63,818
 *SportsLine USA, Inc..................................      33,400          92,685
 *Sportsman's Guide, Inc...............................       5,100          10,506
 Springs Industries, Inc. Class A......................      17,600         795,520
 *SPS Technologies, Inc................................      16,200         814,860
 *SPSS, Inc............................................      21,029         311,965
 *SRF/Surgical Express, Inc............................       6,100         172,020
 *SRS Labs, Inc........................................      16,800          78,960
 *SS&C Technologies, Inc...............................      17,300          85,289
 *SSE Telecom, Inc.....................................       7,700             616
 St. Francis Capital Corp..............................      13,200         286,902
 St. Mary Land & Exploration Co........................      43,600         968,138
 *Staar Surgical Co....................................      24,800          85,064
 Staff Leasing, Inc....................................      34,700         128,564
 *Stage II Apparel Corp................................       1,700             680
 *#Stage Stores, Inc...................................      21,400             310
 *#Standard Automotive Corp............................       5,400           6,804
 Standard Commercial Corp..............................      18,129         324,509
 *Standard Management Corp.............................      12,500          69,688
 *Standard Microsystems Corp...........................      25,300         305,498
                                                            SHARES           VALUE+
                                                            ------           ------
 Standard Motor Products, Inc. Class A.................      12,400    $    167,400
 Standard Pacific Corp.................................      44,900         828,405
 Standard Register Co..................................      29,100         480,150
 Standex International Corp............................      17,300         382,330
 *Stanley Furniture, Inc...............................      11,000         367,895
 *Star Buffet, Inc.....................................       2,800           8,708
 *#Star Multi Care Service, Inc........................         454             654
 *Star Scientific, Inc.................................       8,900          25,187
 *STAR Telecommunications, Inc.........................      73,300           1,539
 *Starcraft Corp.......................................       2,500           4,063
 *StarMedia Network, Inc...............................      55,300         151,799
 *#Starmet Corp........................................      13,000           1,300
 Starrett (L.S.) Co. Class A...........................       6,700         148,405
 *#Startec Global Communications Corp..................      17,700           4,160
 *StarTek, Inc.........................................      22,400         430,304
 State Auto Financial Corp.............................      47,500         723,425
 State Financial Services Corp. Class A................      11,100         137,807
 Staten Island Bancorp, Inc............................      14,700         391,755
 *Station Casinos, Inc.................................      45,450         791,285
 *Steak n Shake Co.....................................      45,218         375,309
 *Steel Dynamics, Inc..................................      63,200         874,688
 Steel Technologies, Inc...............................      14,500          96,063
 *SteelCloud Co........................................      12,200           5,734
 *Stein Mart, Inc......................................      57,800         609,501
 *Steinway Musical Instruments, Inc....................      11,200         225,568
 *#Stemcells, Inc......................................      27,300          80,126
 Stepan Co.............................................       8,400         200,760
 Stephan Co............................................       3,500          10,500
 *Stericycle, Inc......................................      22,200         946,608
 *STERIS Corp..........................................      74,600       1,291,326
 Sterling Bancorp......................................      11,880         351,410
 Sterling Bancshares...................................      41,900         729,689
 *Sterling Financial Corp..............................      13,200         198,990
 Stewart & Stevenson Services, Inc.....................      37,000       1,076,885
 Stewart Enterprises, Inc..............................     145,000       1,102,725
 *Stewart Information Services Corp....................      14,900         255,535
 Stifel Financial Corp.................................      11,400         148,770
 *Stillwater Mining Co.................................       7,500         238,500
 *STM Wireless, Inc. Class A...........................      11,400          20,976
 *Stockwalk.com Group, Inc.............................       5,735           9,004
 *Stone & Webster, Inc.................................      14,200          19,312
 *Stone Energy Corp....................................      16,863         885,308
 *Stoneridge, Inc......................................      28,900         262,990
 *#Storage Computer Corp...............................      19,300         162,120
 *#Stratasys, Inc......................................       6,100          20,893
 *#Strategic Diagnostics, Inc..........................      26,500         100,700
 *Strategic Distribution, Inc..........................       4,029          33,340
 *Stratesec, Inc.......................................      11,200          16,576
 *Stratos Lightwave, Inc...............................      46,094         524,780
 *Strattec Security Corp...............................       6,500         221,813
 *Stratus Properties, Inc..............................       8,550          98,966
 Strayer Ed, Inc.......................................      24,500       1,095,395
 Stride Rite Corp......................................      65,200         528,120
 *Strouds, Inc.........................................       7,200             198
 *Structural Dynamics Research Corp....................      67,100       1,624,827
 *Student Advantage, Inc...............................      29,200          73,146
 Sturm Ruger & Co., Inc................................      41,000         377,610
 *#Styleclick, Inc. Class A............................      12,700          18,733
 *Suburban Lodges of America, Inc......................      18,500         140,138
 *Success Bancshares, Inc..............................       2,200          40,381

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Successories, Inc....................................       8,400    $     14,280
 Suffolk Bancorp.......................................       4,300         211,431
 *Summa Industries, Inc................................       6,000          57,300
 Summit Bancshares, Inc................................       2,000          38,920
 Summit Bank Corp......................................         840          12,936
 *Sun Bancorp, Inc.....................................      17,073         172,864
 Sun Hydraulics, Inc...................................       4,900          38,710
 *Sunair Electronics, Inc..............................       3,000           6,150
 *#Sunbeam Corp........................................     145,994           9,672
 *Sundance Homes, Inc..................................       3,000             128
 *Sunquest Information Systems, Inc....................      21,000         326,865
 *#Sunrise Assisted Living, Inc........................      30,365         722,839
 *#Sunrise Technologies International, Inc.............      86,900         202,912
 *SunSource, Inc.......................................       6,700          34,840
 *#Superconductor Technologies, Inc....................      21,300         134,510
 *Supergen, Inc........................................      48,100         629,389
 *Superior Consultant Holdings Corp....................      13,600          66,776
 *Superior Energy Services, Inc........................      76,100         986,256
 Superior Industries International, Inc................      27,700       1,095,258
 Superior Surgical Manufacturing Co., Inc..............      10,000          93,000
 *Superior Telecom, Inc................................      34,400         106,640
 *Supertex, Inc........................................      26,500         332,178
 *Suprema Specialties, Inc.............................       5,700          64,068
 *Supreme Industries, Inc..............................      13,471          53,884
 *SurModics, Inc.......................................      15,600         843,492
 Susquehanna Bancshares, Inc...........................      56,200         941,912
 *SVI Solutions, Inc...................................      51,600          67,080
 *Swift Energy Corp....................................      34,500       1,156,095
 *Swift Transportation, Inc............................      17,000         298,435
 *Swisher International, Inc...........................         700             473
 *Swiss Army Brands, Inc...............................      10,600          71,550
 *Switchboard, Inc.....................................       1,600           5,760
 *Sybase, Inc..........................................      16,908         263,511
 *Sykes Enterprises, Inc...............................      42,600         328,233
 *Sylvan Learning Systems, Inc.........................      41,500         767,958
 *Sylvan, Inc..........................................       7,300          92,418
 *Symmetricom, Inc.....................................      37,250         558,936
 *Symphonix Devices, Inc...............................      18,900          23,814
 *Syms Corp............................................      19,800         133,650
 *Symyx Technologies...................................       5,600         154,140
 Synalloy Corp.........................................       9,100          67,113
 *Synaptic Pharmaceutical Corp.........................      17,400         101,790
 *Synbiotics Corp......................................      12,100           4,840
 *Syncor International Corp............................      30,600         891,837
 *Syntel, Inc..........................................      49,000         441,735
 *Syntellect, Inc......................................      19,000          50,730
 *Synthetech, Inc......................................      21,800          57,116
 *Syntroleum Corp......................................      46,800         562,068
 *Sypris Solutions, Inc................................       2,250          13,151
 *System Software Associates, Inc......................      10,700              37
 *Systemax, Inc........................................      43,700         124,545
 *Systems & Computer Technology Corp...................      56,500         451,718
 *T/R Systems, Inc.....................................       2,200           8,745
 Tab Products Co.......................................       7,200          26,136
 *Tag-It Pacific, Inc..................................       6,700          25,527
 *Taitron Components, Inc..............................       6,800          17,544
 *Take Two Interactive Software........................      43,700         906,994
 *#TALK America Holdings, Inc..........................      51,000          71,400
 TALX Corp.............................................      13,035         492,202
                                                            SHARES           VALUE+
                                                            ------           ------
 *Tandy Brand Accessories, Inc.........................       7,500    $     44,625
 *Tandy Crafts, Inc....................................      14,400             396
 *Tanning Technology Corp..............................      16,500          77,138
 *Tarantella, Inc......................................      50,100          84,419
 *Targeted Genetics Corp...............................      55,500         283,328
 *Tarrant Apparel Group................................      19,600         120,540
 Tasty Baking Co.......................................      12,600         208,278
 TB Woods Corp.........................................       5,400          43,335
 *TBA Entertainment Corp...............................      12,800          50,048
 *TBC Corp.............................................      25,650         212,639
 *TCSI Corp............................................      25,300          28,463
 *#Team Communications Group, Inc......................       5,800           6,119
 *TEAM Mucho, Inc......................................       2,800           9,380
 *Team, Inc............................................       7,600          23,180
 Tech/Ops Sevcon, Inc..................................       4,000          36,200
 *Techdyne, Inc........................................       7,100           9,940
 Teche Holding Co......................................         700          12,565
 *Technical Communications Corp........................         400             756
 *Technisource, Inc....................................      12,300          18,266
 Technitrol, Inc.......................................       7,800         195,000
 Technology Research Corp..............................       7,000          11,655
 *Technology Solutions Corp............................      62,100         123,579
 Tecumseh Products Co. Class A.........................       1,500          78,098
 *Tegal Corp...........................................      20,000          55,600
 *Tejon Ranch Co.......................................      13,900         365,570
 *Telemate.Net Software, Inc...........................       2,500           3,875
 *Telescan, Inc........................................      22,300          11,039
 *Teletech Holdings, Inc...............................      20,000         182,100
 *Teletouch Communications, Inc........................       4,200           3,360
 *#Teligent, Inc.......................................      38,200          21,201
 *Telscape International, Inc..........................      22,000           4,840
 *Telular Corp.........................................      16,500         181,005
 *Temtex Industries, Inc...............................       2,000           1,110
 *TenFold Corp.........................................       4,500           1,868
 Tennant Co............................................      10,800         444,204
 Tenneco Automotive, Inc...............................      51,000         161,670
 *#Terayon Communication Systems, Inc..................      49,900         291,416
 *Terex Corp...........................................      38,600         848,814
 *Terra Industries, Inc................................      98,600         438,770
 *Terremark Worldwide, Inc.............................      51,100          90,958
 *Tesoro Petroleum Corp................................      49,300         766,615
 *Tessco Technologies, Inc.............................       7,200          92,772
 *Tetra Tech, Inc......................................      30,281         867,096
 *Tetra Technologies, Inc..............................      16,300         456,400
 *Texas Biotechnology Corp.............................      55,200         444,360
 Texas Industries, Inc.................................      31,600       1,034,900
 Texas Regional Banchshares, Inc. Class A..............      22,330         826,880
 TF Financial Corp.....................................       2,600          50,466
 *TFC Enterprises, Inc.................................      11,400          20,235
 *Thackeray Corp.......................................       4,100           9,635
 *#Theglobe.com, Inc...................................      31,900           7,816
 *Theragenics Corp.....................................      37,800         371,952
 *Therma-Wave, Inc.....................................       9,600         138,768
 *Thermo Fibergen, Inc.................................       6,800          80,240
 *Thermo Fibertek, Inc.................................      94,100         366,990
 *Thermwood Corp.......................................         200             775
 *TheStreet.com, Inc...................................      24,900          44,073
 Thistle Group Holdings Co.............................       7,100          66,421
 Thomas & Betts Corp...................................      11,000         229,790
 *Thomas Group, Inc....................................       6,600          35,145

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Thomas Industries, Inc................................      17,450    $    475,513
 *Thomaston Mills, Inc.................................       1,900              27
 Thor Industries, Inc..................................      16,900         430,950
 *Thoratec Laboratories Corp...........................      77,843         866,393
 *Thorn Apple Valley, Inc..............................       4,600             115
 *T-HQ, Inc............................................      29,800       1,444,108
 Three Rivers Bancorp, Inc.............................       7,300          81,395
 *Three-Five Systems, Inc..............................      21,499         326,140
 *#Tidel Technologies, Inc.............................      19,900          31,243
 *Tier Technologies, Inc. Class B......................      13,800         135,309
 *TII Industries, Inc..................................      11,260          12,724
 Timberland Bancorp, Inc...............................       6,600         102,630
 Timberline Software Corp..............................      23,200         125,860
 Timken Co.............................................      13,500         238,950
 *Tipperary Corp.......................................      17,900          53,700
 *Titan Corp...........................................       3,000          67,080
 Titan International, Inc..............................      21,500         112,230
 *Titan Pharmaceuticals, Inc...........................      11,400         356,820
 *Titanium Metals Corp.................................      41,900         553,499
 *#TiVo, Inc...........................................      17,500         144,025
 *TMBR/Sharp Drilling, Inc.............................       6,200         107,415
 *T-Netix, Inc.........................................      17,300          41,088
 *Todd Shipyards Corp..................................      13,600         106,080
 *Toddhunter International, Inc........................       4,600          36,892
 *Tofutti Brands, Inc..................................       6,900          15,180
 *Toll Brothers, Inc...................................      38,700       1,263,555
 *Tollgrade Communications, Inc........................      16,000         510,640
 Tompkins County Trustco, Inc..........................         330          12,540
 *Topps, Inc...........................................      63,500         632,778
 Toreador Resources Corp...............................       4,900          29,155
 Toro Co...............................................      17,900         732,110
 *Total Entertainment Restaurant Corp..................      12,800          39,680
 *Tower Air, Inc.......................................      13,300           1,097
 *Tower Automotive, Inc................................      66,400         658,024
 *Towne Services, Inc..................................       1,040           1,310
 *Toymax International, Inc............................      11,100          22,311
 *Track Data Corp......................................      65,500         103,163
 *Track 'n Trail, Inc..................................       4,900             515
 *Tractor Supply Co....................................      12,500         193,375
 *Tradestation Group, Inc..............................      32,100         118,610
 *Traffix, Inc.........................................      22,200          73,371
 *Trailer Bridge, Inc..................................       9,800          19,110
 *Trammell Crow Co.....................................      45,300         462,060
 *#Trans World Airlines, Inc...........................      65,900           3,295
 *Trans World Entertainment Corp.......................      72,700         604,137
 *Transact Technologies, Inc...........................       8,900          77,875
 *Transaction Systems Architects, Inc..................      33,300         383,117
 *#Transcrypt International, Inc.......................       7,800           1,755
 *Transkaryotic Therapies, Inc.........................      24,900         645,657
 *Transmation, Inc.....................................       6,700          16,482
 *Transmedia Network, Inc..............................      20,400          73,440
 *Transmontaigne Oil Co................................      41,200         237,312
 *Transport Corp. of America...........................       5,200          32,760
 *Transport Industries, Inc............................       1,400           5,054
 *Transportation Components, Inc.......................      21,000           1,313
 Transpro, Inc.........................................       6,700          19,430
 Transtechnology Corp..................................       6,300          56,133
 *#TransTexas Gas Corp. Class A........................         236           3,629
 *Transworld Healthcare, Inc...........................      19,300          48,250
 *Travelocity.com, Inc.................................      29,100         938,039
 *#Travis Boats & Motors, Inc..........................       3,300           8,993
 *TRC Companies, Inc...................................       8,800         451,000
                                                            SHARES           VALUE+
                                                            ------           ------
 Tredegar Industries, Inc..............................      25,900    $    514,892
 Tremont Corp..........................................       5,100         203,490
 *Trend-Lines, Inc. Class A............................       2,100              95
 *#Trendwest Resorts, Inc..............................      36,600         887,184
 Trenwick Group, Ltd...................................      22,775         517,676
 *Trex Co., Inc........................................      12,500         362,750
 *Triad Guaranty, Inc..................................      17,000         600,100
 *Triad Hospitals, Inc.................................      30,365         750,016
 *Triangle Pharmaceuticals, Inc........................      57,100         259,805
 *Triarc Companies, Inc. Class A.......................      30,600         772,650
 Trico Bancshares......................................       4,950          83,160
 *Trico Marine Services, Inc...........................      54,700         708,639
 *Trident Microsystems, Inc............................      22,100         105,749
 *Trimble Navigation, Ltd..............................      27,100         528,586
 *#Trimedyne, Inc......................................       5,400           7,749
 *Trimeris, Inc........................................      19,000         888,535
 Trinity Industries, Inc...............................      11,800         263,730
 *Trio-Tech International..............................         400           1,440
 *TriPath Imaging, Inc.................................      43,152         377,796
 *Triple S Plastics, Inc...............................       3,800          25,574
 *Tripos, Inc..........................................       8,800         106,480
 *#Tristar Corp........................................       1,000           4,525
 *Triumph Group........................................      10,800         492,264
 *TriZetto Group, Inc..................................      35,000         351,750
 *TRM Copy Centers Corp................................       8,100          12,555
 *Tropical Sportswear International Corp...............       9,300         185,489
 *Troy Group, Inc......................................      13,100          53,252
 *#Trump Hotels & Casino Resorts, Inc..................      31,000          62,000
 Trust Co. of New Jersey...............................      31,400         634,123
 Trustco Bank Corp.....................................      72,680         861,621
 *TSR, Inc.............................................       6,400          34,144
 Tucker Anthony Sutro Corp.............................      36,000         788,400
 *Tuesday Morning Corp.................................      47,400         632,316
 *Tufco Technologies, Inc..............................       4,500          40,500
 *Tularik, Inc.........................................      10,700         273,385
 *Tumbleweed Communications Corp.......................      25,295          99,536
 Tupperware Corp.......................................       4,900         112,014
 *#TurboChef Technologies, Inc.........................      20,500          17,015
 *Turnstone Systems, Inc...............................       9,100          63,473
 *#Tut Systems, Inc....................................      18,700          43,104
 *Tvia, Inc............................................       6,900          14,801
 *Tweeter Home Entertainment Group, Inc................       7,800         210,444
 Twin Disc, Inc........................................       3,600          60,660
 *Twinlab Corp.........................................      39,700          69,872
 *Tyler Technologies, Inc..............................      59,200         156,288
 U.S. Aggregates, Inc..................................      10,000          10,100
 *U.S. Concrete, Inc...................................       8,400          74,046
 U.S. Freightways Corp.................................      10,700         303,506
 *U.S. Home & Garden, Inc..............................      23,700          20,738
 U.S. Industries, Inc..................................      66,300         375,921
 *#U.S. Interactive, Inc...............................      38,700          21,769
 *U.S. Physical Therapy, Inc...........................       6,700         164,251
 *U.S. Plastic Lumber Corp.............................      46,100          57,164
 *U.S. Vision, Inc.....................................       7,700          26,912
 *Ubics, Inc...........................................       8,400          11,592
 *Ucar International, Inc..............................      54,200         691,050
 UCBH Holdings, Inc....................................      20,600         553,419
 *UFP Technologies, Inc................................       3,800           6,327
 UGI Corp..............................................      36,300         967,758
 *Ugly Duckling Corp...................................      19,500          84,435

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *UICI.................................................      51,500    $    437,750
 UIL Holdings Corp.....................................      15,600         739,596
 *Ulticom, Inc.........................................      10,900         304,710
 *Ultimate Electronics, Inc............................      15,900         393,446
 *Ultimate Software Group, Inc.........................      22,500         108,338
 *Ultradata Systems, Inc...............................       2,000           1,590
 *Ultrak, Inc..........................................      18,700          50,864
 *Ultralife Batteries, Inc.............................      17,700         104,253
 *Ultratech Stepper, Inc...............................      33,800         630,539
 UMB Financial Corp....................................       6,000         225,900
 Umpqua Holdings Corp..................................      13,282         157,525
 *Unapix Entertainment, Inc............................       6,100              43
 Unico American Corp...................................       7,200          42,336
 *Unidigital, Inc......................................       6,100              76
 *Unifab International, Inc............................       9,500          43,700
 *Unifi, Inc...........................................      88,900         693,420
 Unifirst Corp.........................................      13,150         241,303
 *Unify Corp...........................................      25,700           5,911
 *Unigraphics Solutions, Inc...........................       6,000         177,060
 *Unimark Group, Inc...................................      10,100           6,212
 *Uni-Marts, Inc.......................................       6,500          12,025
 *Union Acceptance Corp. Class A.......................       5,200          27,924
 Union Community Bancorp...............................       2,300          30,222
 *Uniroyal Technology Corp.............................      44,200         415,701
 Unisource Energy Corp.................................      50,580       1,271,075
 *Unit Corp............................................      56,100       1,212,882
 *United Auto Group, Inc...............................      27,800         389,478
 United Bankshares, Inc. WV............................      11,800         282,315
 United Community Financial Corp.......................      40,900         285,073
 United Financial Corp.................................         400           7,202
 United Fire Casualty Co...............................       6,200         206,553
 United Guardian, Inc..................................       1,900          10,450
 United Industrial Corp................................      19,800         344,520
 United National Bancorp...............................      18,400         370,208
 *United Natural Foods, Inc............................      29,200         512,898
 United Parcel Service, Inc............................       5,660         336,487
 *United Retail Group, Inc.............................      18,600         172,050
 *#United Road Services, Inc...........................         720             216
 *United States Energy Corp............................      11,500          69,000
 *United Stationers, Inc...............................      13,300         378,053
 *United Therapeutics Corp.............................      19,600         254,898
 Unitil Corp...........................................       6,100         160,125
 *Unity Bancorp, Inc...................................       2,600          11,440
 *Universal Access, Inc................................     113,000         521,495
 *Universal American Financial Corp....................       8,400          51,030
 Universal Corp........................................      36,500       1,453,430
 *Universal Display Corp...............................       9,000         152,955
 *Universal Electronics, Inc...........................      24,100         495,858
 Universal Forest Products, Inc........................      24,000         475,680
 *Universal Stainless & Alloy Products, Inc............       6,500          64,675
 *Uno Restaurant Corp..................................      17,700         166,380
 *Unova, Inc...........................................     103,500         522,675
 *UQM Technologies, Inc................................      24,200         170,610
 *Urban Outfitters, Inc................................      34,200         540,873
 *Urocor, Inc..........................................      14,400         229,824
 *Urologix, Inc........................................      16,700         371,492
 *#Uromed Corp. New....................................       4,720           9,015
 *URS Corp.............................................      21,200         573,884
 *Ursus Telecom Corp...................................       8,500             425
 *US LEC Corp..........................................      14,800          54,834
 *US Liquids, Inc......................................      25,300         115,368
                                                            SHARES           VALUE+
                                                            ------           ------
 *US Oncology, Inc.....................................     103,582    $    775,311
 *US Unwired, Inc......................................      10,000          83,350
 *US Xpress Enterprises, Inc. Class A..................      20,523         158,027
 *USA Truck, Inc.......................................      10,200          68,748
 *USABancShares.com, Inc...............................       5,300           5,221
 *USANA, Inc...........................................      14,000          25,900
 USB Holding Co., Inc..................................      14,805         201,348
 *USData Corp..........................................      17,100           9,149
 Usec, Inc.............................................      72,400         678,388
 USG Corp..............................................      33,900         283,404
 *Utah Medical, Inc....................................       6,300          64,260
 *V.I. Technologies, Inc...............................      18,500         182,410
 *#VA Linux Systems, Inc...............................      21,200          79,818
 *Vail Banks Inc.......................................       1,300          15,795
 *Vail Resorts, Inc....................................      23,300         481,145
 *Valence Technology, Inc..............................      43,400         328,972
 *Valentis, Inc........................................      43,566         254,861
 Valley National Bancorp...............................      20,198         544,942
 *Valley National Gases, Inc...........................       4,200          19,215
 Valmont Industries, Inc...............................      31,600         503,862
 *Value City Department Stores, Inc....................      49,000         502,250
 Value Line, Inc.......................................      10,900         451,478
 *Valuevision International, Inc. Class A..............      25,900         530,044
 *Vans, Inc............................................      19,200         471,936
 *#Vari L Co., Inc.....................................       7,500          15,000
 *Variflex, Inc........................................       5,100          35,190
 *Vari-Lite International, Inc.........................       4,800           7,656
 *#Vaxgen, Inc.........................................      13,700         295,235
 *VDI Media............................................      12,200          43,676
 Vector Group, Ltd.....................................      30,762       1,046,523
 Vectren Corp..........................................      27,066         597,888
 *Veeco Instruments, Inc...............................       5,400         248,697
 *Ventana Medical Systems, Inc.........................      22,400         569,632
 *#Ventro Corp.........................................       8,100           4,658
 *Venture Catalyst, Inc................................       8,000           2,800
 *Venturian Corp.......................................         330           1,602
 *#Verado Holdings, Inc................................      20,000           8,800
 *Veramark Technologies, Inc...........................      10,400          14,404
 *Verdant Brands, Inc..................................       4,517              41
 *Verilink Corp........................................      22,000          95,150
 *Veritas DGC, Inc.....................................      24,300         850,743
 *Verity, Inc..........................................      25,200         389,214
 *Vermont Pure Holdings, Ltd...........................      12,300          33,210
 *Versant Object Technology Corp.......................       6,500          11,538
 *Versar, Inc..........................................       3,600           7,740
 *#Verso Technologies, Inc.............................       5,546           5,158
 *Vertel Corp..........................................      41,800          60,819
 *#Vertex Interactive, Inc.............................      29,000          55,245
 *Verticalbuyer Inc....................................         920              64
 *VerticalNet , Inc....................................      32,900          71,558
 Vesta Insurance Group, Inc............................      26,000         257,140
 *Vestcom International, Inc...........................      11,700          27,027
 *VIA NET.WORKS, Inc...................................       6,400          10,720
 *#viaLink Co..........................................      25,500          68,213
 *Viant Corp...........................................      38,500          64,873
 *Viasat, Inc..........................................      27,000         470,205
 *Viasystems Group, Inc................................      26,500          83,740
 *#Viatel, Inc.........................................      60,200          15,652
 *VIB Corp.............................................         109             933
 *Vical, Inc...........................................      31,700         442,374
 *Vicon Industries, Inc................................       6,400          15,424
 *Vicor Corp...........................................      10,100         210,838

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vidamed, Inc.........................................      10,800    $     77,814
 *Video Display Corp...................................       3,600          19,800
 *Viewpoint Corp.......................................      43,900         229,378
 *Viisage Technology, Inc..............................      15,900          33,152
 Vintage Petroleum, Inc................................      14,700         317,520
 *Vion Pharmaceuticals, Inc............................      28,800         203,040
 *Virage, Inc..........................................       9,800          41,062
 *Virbac Corp..........................................      25,400         107,315
 Virco Manufacturing Corp..............................      14,330         142,584
 *#ViroPharma, Inc.....................................      22,800         662,226
 *Virtualfund.Com, Inc.................................      22,400           3,808
 *#Vision Sciences, Inc................................       5,100           6,936
 *#Visionics Corp......................................      25,600         135,680
 *#VISTA Information Solutions, Inc....................      25,100          22,841
 *Vista Medical Technologies, Inc......................      30,000          23,250
 *#Visual Data Corp....................................      13,600          22,032
 *Visual Networks, Inc.................................      30,200         202,189
 *Visx, Inc. DE........................................      23,000         479,550
 Vital Signs, Inc......................................      19,500         673,725
 *Vitalcom, Inc........................................       6,000           7,140
 *Vitech America, Inc..................................      26,150          17,651
 *Vitria Technology, Inc...............................      28,200         141,564
 *Vivus, Inc...........................................      50,200         223,641
 *Vixel Corp...........................................       9,400          35,391
 *Vlasic Foods International, Inc......................      50,100           2,004
 *Vodavi Technology, Inc...............................       4,300           3,354
 *Volt Information Sciences, Inc.......................      22,800         413,820
 *#V-ONE Corp..........................................      19,400          27,451
 *#Voxware, Inc........................................      20,000           7,200
 *VTEL Corp............................................      38,600          52,110
 Vulcan International Corp.............................         700          27,038
 *Vysis, Inc...........................................      15,200         293,892
 W.P. Carey & Co. LLC..................................      11,300         238,430
 Wabash National Corp..................................      36,800         425,040
 Wabtec Corp...........................................      37,000         482,850
 *Wackenhut Corp. Class A..............................       5,000          80,250
 *Wackenhut Corp. Class B Non-Voting...................      11,950         152,482
 *Wackenhut Corrections Corp...........................      30,100         427,420
 *Walker Interactive Systems, Inc......................      21,900          15,549
 *Wall Street Deli, Inc................................       1,500           1,215
 Wallace Computer Services, Inc........................      60,500       1,036,970
 Walter Industries, Inc................................      69,600         793,440
 *#Warnaco Group, Inc..................................      78,100          45,298
 Warren Bancorp, Inc...................................       9,500          86,213
 Warwick Community Bancorp, Inc........................       5,300          86,072
 Washington Banking Co.................................       3,700          33,115
 *#Washington Group Intl., Inc.........................      73,300          75,499
 Washington Savings Bank FSB...........................       1,600           6,280
 Washington Trust Bancorp, Inc.........................      10,700         232,030
 *Waste Connections, Inc...............................      45,600       1,361,388
 *Waste Holdings, Inc..................................      17,100         136,800
 *WatchGuard Technologoes, Inc.........................      21,000         130,725
 *Waterlink, Inc.......................................      24,300           5,589
 Waters Instruments, Inc...............................         200           1,125
 Watsco, Inc. Class A..................................      49,100         687,400
 Watsco, Inc. Class B..................................       1,350          19,103
 Watts Industries, Inc. Class A........................      23,900         380,010
 Wausau-Mosinee Paper Corp.............................      84,600       1,142,100
 Waypoint Financial Corp...............................      45,982         551,554
 WD-40 Co..............................................      21,600         415,908
 *Webb Corp............................................      25,700         967,605
 *#Webb Interactive Services, Inc......................       8,800          29,524
                                                            SHARES           VALUE+
                                                            ------           ------
 *Webco Industries, Inc................................       6,000    $     25,500
 *Webhire, Inc.........................................      25,400          16,002
 *#WebLink Wireless, Inc...............................      54,300           3,122
 *webMethods, Inc......................................       4,600         128,041
 *Websense, Inc........................................       3,700          63,733
 Weider Nutrition International, Inc...................      15,700          38,465
 *Weirton Steel Corp...................................      55,000          57,200
 Wellco Enterprises, Inc...............................       1,000           9,150
 Wellman, Inc..........................................      47,600         810,152
 *Wells-Gardner Electronics Corp.......................       6,510          18,879
 Werner Enterprises, Inc...............................      59,200       1,175,416
 Wesbanco, Inc.........................................      25,750         597,915
 West Coast Bancorp....................................      23,709         306,794
 *West Marine, Inc.....................................      23,500         147,345
 West Pharmaceutical Services, Inc.....................      20,900         562,419
 Westaff, Inc..........................................      17,900          49,673
 Westbank Corp.........................................       4,300          35,475
 *Westcoast Hospitality Corp...........................      15,000          96,000
 Westcorp, Inc.........................................      36,840         664,594
 *Westell Technologies, Inc............................      68,260         143,005
 *Western Digital Corp.................................     125,600         541,336
 Western Gas Resources, Inc............................      35,400       1,348,740
 Western Ohio Financial Corp...........................         900          16,313
 *Western Power & Equipment Corp.......................       3,473           4,063
 *Weston (Roy F.), Inc. Class A........................      11,300          56,218
 Westpoint Stevens, Inc................................      59,400         237,006
 *Wet Seal, Inc. Class A...............................      14,200         497,639
 *WFS Financial, Inc...................................      33,600         844,200
 *White Electronics Designs Corp.......................      25,500          84,533
 *Whitehall Jewellers, Inc.............................      25,650         219,564
 *Whitman Education Group, Inc.........................      13,100          33,405
 Whitney Holdings Corp.................................       6,400         267,648
 *Whole Foods Market, Inc..............................       2,500         143,163
 *#WHX Corp............................................      19,500          29,055
 *Wickes Lumber Co.....................................      10,600          46,375
 *Wild Oats Markets, Inc...............................      37,850         313,209
 Wiley (John) & Sons, Inc. Class A.....................       2,600          52,520
 *William Lyon Homes...................................      29,100         323,010
 *Williams Clayton Energy, Inc.........................      15,300         297,509
 *Williams Controls, Inc...............................      14,700          23,373
 *Williams Industries, Inc.............................       1,200           4,902
 *Willis Lease Finance Corp............................       7,900          96,420
 *Wilshire Financial Sevices Group, Inc................         137             308
 *Wilshire Oil Co. of Texas............................       7,107          28,002
 *Wilsons The Leather Experts, Inc.....................      25,100         475,394
 *Wink Communications, Inc.............................      33,200         154,546
 Winnebago Industries, Inc.............................      31,900         607,376
 *#Wire One Technologies, Inc..........................      18,150          98,101
 *Wireless Facilities, Inc.............................       6,900          41,814
 *Wireless Telecom Group, Inc..........................      24,100          68,444
 *Wireless WebConnect!, Inc............................       8,900           4,450
 *Wireless Xcessories Group............................       6,600           3,102
 *Wisconsin Central Transportation Corp................      55,700         923,228
 *Wiser Oil Co.........................................      12,500         110,000
 *Witness Systems, Inc.................................      27,300         311,357
 *WJ Communications, Inc...............................      29,700         211,613
 *WMS Industries, Inc..................................      47,100       1,413,942
 Wolohan Lumber Co.....................................       3,200          32,672
 *Wolverine Tube, Inc..................................      15,900         262,350
 Wolverine World Wide, Inc.............................      59,900       1,018,300
 *#Women First HealthCare, Inc.........................       6,700          43,383

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Woodhead Industries, Inc..............................      17,100    $    290,102
 Woodward Governor Co..................................      16,900       1,280,006
 *Workflow Management, Inc.............................      20,600         144,715
 *Workgroup Technology Corp............................       2,000           2,390
 *World Acceptance Corp................................      24,700         238,973
 *#World Access, Inc...................................      83,272           4,996
 World Fuel Services Corp..............................      13,300         164,920
 *World Wrestling Federation Entertainment, Inc........       4,800          58,608
 *#WorldGate Communications, Inc.......................      31,600          97,486
 *#Worldpages.com, Inc.................................      55,100         149,872
 *#Worldwide Xceed Group, Inc..........................       3,450             129
 Worthington Industries, Inc...........................      34,200         393,300
 WPS Resources Corp....................................      19,000         629,090
 *WR Grace & Co........................................     137,700         249,237
 *WSI Industries, Inc..................................       2,000           5,250
 *Wyndham International, Inc...........................      43,200         111,456
 *XCare.net, Inc.......................................       5,400          43,416
 *#Xeta Corp...........................................      12,600          67,095
 *Xetel Corp...........................................      14,300          41,327
 *Xicor, Inc...........................................      29,600         206,460
 X-Rite, Inc...........................................      27,900         254,169
 *Xtra Corp............................................      15,600         797,472
 *#Xybernaut Corp......................................      33,300         118,382
 *#Yankee Candle Co., Inc..............................      23,000         427,800
 Yardville National Bancorp............................       8,700         120,713
 *Yellow Corp..........................................      35,300         671,759
 Yonkers Financial Corp................................         400           8,110
 *York Group, Inc......................................       9,200          91,816
 York International Corp...............................       8,500         299,625
 *York Research Corp...................................       5,500          19,415
 *Young Broadcasting, Inc. Class A.....................      23,400         897,975
 *Youthstream Media Networks, Inc......................      35,700          54,086
 *Zale Corp............................................      13,700         445,524
 *Zamba Corporation....................................      47,400          60,435
 *#Zany Brainy, Inc....................................      11,960           3,947
 *#Zap.com Corp........................................         334             127
 *Zapata Corp..........................................       3,340          71,476
 Zenith National Insurance Corp........................      22,100         597,805
 *Zevex International, Inc.............................       4,800          19,152
 *Zila, Inc............................................      40,157         100,794
 *#ZixIt Corp..........................................      25,800         251,421
 *Zoll Medical Corp....................................      13,200         317,790
 *Zoltek Companies, Inc................................      25,000         145,250
 *Zomax, Inc...........................................      33,900         233,063
 *#Zonagen, Inc........................................      13,600          39,100
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Zones, Inc..........................................      21,400    $     42,800
 *Zoran Corp...........................................      18,700         353,711
 *Zygo Corp............................................      15,100         445,073
 *Zymetx, Inc..........................................       8,600           7,095
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $941,328,436)..................................                 942,146,064
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525               0
 *Aura Systems Warrants 05/31/05.......................       1,262               0
 *CSF Holding, Inc. Litigation Rights..................       3,250               0
 *Fidelity Federal Bancorp Rights 06/29/01.............         543               0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....      13,190               0
 *Millicom, Inc. Contingent Value Rights...............      10,100               0
 *Safety Components International, Inc. Warrants
   04/10/03............................................         504               0
 *#TransTexas Gas Corp. Warrants 06/30/02..............         492               0
 *Union Acceptance Corp. Rights 06/12/01...............       5,200               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 05/31/02, valued at $3,614,150) to be
   repurchased at $3,559,383
   (Cost $3,559,000)...................................    $  3,559       3,559,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $944,887,436)++................................                $945,705,064
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $947,081,084.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $   945,705
Collateral for Securities Loaned............................       46,911
Receivables:
  Dividends and Interest....................................          646
  Investment Securities Sold................................          628
  Fund Shares Sold..........................................          617
                                                              -----------
    Total Assets............................................      994,507
                                                              -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       46,911
  Investment Securities Purchased...........................          103
  Fund Shares Redeemed......................................           39
Accrued Expenses and Other Liabilities......................           90
                                                              -----------
    Total Liabilities.......................................       47,143
                                                              -----------

NET ASSETS..................................................  $   947,364
                                                              ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   82,134,006
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.53
                                                              ===========
Investments at Cost.........................................  $   944,887
                                                              ===========
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   928,346
Accumulated Net Investment Income (Loss)....................        3,457
Accumulated Net Realized Gain (Loss)........................       14,743
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................          818
                                                              -----------
        Total Net Assets....................................  $   947,364
                                                              ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Dividends...............................................         $  3,399
    Interest................................................              351
    Income From Securities Lending..........................              732
                                                                     --------
        Total Investment Income.............................            4,482
                                                                     --------
EXPENSES
    Investment Advisory Services............................              127
    Accounting & Transfer Agent Fees........................              156
    Custodian Fees..........................................               40
    Legal Fees..............................................                4
    Audit Fees..............................................                4
    Shareholders' Reports...................................                2
    Trustees' Fees and Expenses.............................                4
    Other...................................................                4
                                                                     --------
        Total Expenses......................................              341
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................            4,141
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Net Realized Gain (Loss) on Investment Securities Sold......           17,263
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          107,510
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          124,773
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $128,914
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       ----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................          $   4,141        $   7,201
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................             17,263          120,566
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................            107,510         (120,728)
                                                                      ---------        ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            128,914            7,039
                                                                      ---------        ---------

Distributions From:
    Net Investment Income...................................             (1,504)          (6,602)
    Net Realized Gains......................................           (119,590)         (58,823)
                                                                      ---------        ---------
        Total Distributions.................................           (121,094)         (65,425)
                                                                      ---------        ---------
Capital Share Transactions (1):
    Shares Issued...........................................            115,654          408,007
    Shares Issued in Lieu of Cash Distributions.............            120,125           64,585
    Shares Redeemed.........................................            (64,386)        (232,141)
                                                                      ---------        ---------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            171,393          240,451
                                                                      ---------        ---------
        Total Increase (Decrease)...........................            179,213          182,065
NET ASSETS
    Beginning of Period.....................................            768,151          586,086
                                                                      ---------        ---------
    End of Period...........................................          $ 947,364        $ 768,151
                                                                      =========        =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             10,516           31,035
    Shares Issued in Lieu of Cash Distributions.............             11,835            5,630
    Shares Redeemed.........................................             (6,053)         (18,695)
                                                                      ---------        ---------
                                                                         16,298           17,970
                                                                      =========        =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2001          2000         1999         1998         1997         1996
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  11.67      $  12.24     $  11.46     $  13.82     $  12.56     $  11.26
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.05          0.11         0.10         0.10         0.11         0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       1.66          0.65         1.83        (1.28)        2.81         1.92
                                      --------      --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       1.71          0.76         1.93        (1.18)        2.92         2.05
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.02)        (0.11)       (0.11)       (0.10)       (0.10)       (0.13)
  Net Realized Gains...............      (1.83)        (1.22)       (1.04)       (1.08)       (1.56)       (0.62)
                                      --------      --------     --------     --------     --------     --------
  Total Distributions..............      (1.85)        (1.33)       (1.15)       (1.18)       (1.66)       (0.75)
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  11.53      $  11.67     $  12.24     $  11.46     $  13.82     $  12.56
                                      ========      ========     ========     ========     ========     ========
Total Return.......................      16.83%#        6.48%       18.62%       (8.98)%      26.47%       19.17%

Net Assets, End of Period
  (thousands)......................   $947,364      $768,151     $586,086     $546,803     $432,833     $268,401
Ratio of Expenses to Average Net
  Assets...........................       0.08%*        0.08%        0.09%        0.09%        0.11%        0.13%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       0.98%*        0.99%        0.89%        0.88%        0.96%        1.05%
Portfolio Turnover Rate............         13%*          38%          29%          29%          30%          32%

--------------

*  Annualized

# Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series of which The U.S. Small Cap Series (the "Series") is presented in this report.

    Effective April 1, 2001, the Series changed its name from the U.S. 6-10 Small Company Series to the U.S. Small Cap Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principle generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instructions subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $112,197
Sales.......................................................    55,813

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 232,090
Gross Unrealized Depreciation...............................   (233,466)
                                                              ---------
Net.........................................................  $  (1,376)
                                                              =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million as long as total borrowing under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank by the Series during the six months ended May 31, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit by the Series with the international custodian bank during the six months ended May 31, 2001.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with JPMorgan Securities and UBS Warburg, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 2001, the market value of securities on loan to brokers was $32,802,369, the related collateral cash received was $46,910,759 and the value of collateral on overnight repurchase agreements was $48,395,571.